UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 10.1%
Halliburton Co.	37,800	$1,628,046
Helmerich & Payne, Inc.	70,600	4,971,652
Schlumberger Ltd.	93,441	8,053,680

		14,653,378
Oil, Gas & Consumable Fuels — 89.0%
Anadarko Petroleum Corp.	93,800	7,322,028
BG Group PLC	115,425	1,922,369
BP PLC	1,085,800	7,206,062
Cabot Oil & Gas Corp.	129,300	4,078,122
Cairn Energy PLC (a)	640,100	1,704,836
Canadian Natural Resources Ltd.	49,700	1,349,739
Chevron Corp.	99,998	9,646,807
Cimarex Energy Co.	45,000	4,963,950
ConocoPhillips	149,700	9,193,077
Devon Energy Corp.	109,500	6,514,155
Enbridge, Inc.	115,500	5,401,405
Encana Corp.	399,500	4,404,416
EOG Resources, Inc.	55,740	4,880,037
Exxon Mobil Corp.	159,600	13,278,720
Kosmos Energy Ltd. (a)	184,814	1,557,982
Laredo Petroleum, Inc. (a)(b)	223,500	2,811,630
Marathon Oil Corp.	252,900	6,711,966
Murphy Oil Corp.	45,300	1,883,121
Noble Energy, Inc.	80,500	3,435,740
Oil Search Ltd.	514,487	2,827,977
Phillips 66	54,800	4,414,688
Pioneer Natural Resources Co.	40,400	5,603,076

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.	59,300	$2,928,234
Royal Dutch Shell PLC, A Shares — ADR	48,242	2,750,276
Southwestern Energy Co. (a)	137,000	3,114,010
Statoil ASA	149,812	2,679,090
TOTAL SA	126,100	6,185,339

		128,768,852

Total Long-Term Investments (Cost — $150,572,906) — 99.1%		143,422,230

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	1,506,686	1,506,686
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(d)(e)	$2,771	2,770,894
Total Short-Term Securities (Cost — $4,277,580) — 3.0%		4,277,580
Total Investments (Cost — $154,850,486*) — 102.1%		147,699,810
Liabilities in Excess of Other Assets — (2.1)%		(3,005,843)

Net Assets — 100.0%		$144,693,967

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$154,939,187

Gross unrealized appreciation	$10,830,060
Gross unrealized depreciation	(18,069,437)

Net unrealized depreciation	$(7,239,377)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,666,592	(2,159,906)	1,506,686	$1,887
BlackRock Liquidity Series, LLC, Money Market Series	—	$2,770,894	$2,770,894	$39,964

(d)	Represents the current yield as of report date.

Portfolio Abbreviations
ADR	American Depositary Receipts	NVDR	Non-Voting Depository Receipts
GDR	Global Depositary Receipts

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$14,653,378	—	—	$14,653,378
Oil, Gas & Consumable Fuels	106,243,179	$22,525,673	—	128,768,852
Short-Term Securities	1,506,686	2,770,894	—	4,277,580

Total	$122,403,243	$25,296,567	—	$147,699,810

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$23,452	—	—	$23,452
Liabilities:
Collateral on securities loaned at value	—	$(2,770,894)	—	(2,770,894)

Total	$23,452	(2,770,894)	—	$(2,747,442)

During the period ended June 30, 2015, there were no transfers between levels.

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 7.6%
BB Seguridade Participacoes SA	5,812	$64,007
Cetip SA — Mercados Organizados	6,193	67,924
Itau Unibanco Holding SA — ADR	16,765	183,577
Marcopolo SA, Preference	56,324	41,666

		357,174
Chile — 1.8%
Banco de Chile — ADR	1,294	85,249
China — 26.9%
Beijing Capital International Airport Co. Ltd., H Shares	66,000	75,994
China Construction Bank Corp., H Shares	107,000	97,601
China Hongqiao Group Ltd.	54,500	51,309
China Merchants Holdings International Co. Ltd.	32,432	138,934
China Mobile Ltd.	10,000	127,939
China Shenhua Energy Co. Ltd., H Shares	31,500	71,739
China Vanke Co. Ltd., H Shares	35,800	87,898
Hengan International Group Co. Ltd.	14,500	172,116
Industrial & Commercial Bank of China Ltd., H Shares	288,000	228,536
Jiangsu Expressway Co. Ltd., H Shares	56,000	73,468
Want Want China Holdings Ltd.	78,000	82,355
Zhejiang Expressway Co. Ltd. — H Shares	36,000	49,926

		1,257,815
Czech Republic — 0.8%
Komercni Banka AS	164	36,355
Greece — 0.3%
OPAP SA	1,815	14,475
Hong Kong — 2.3%
China Mobile Ltd.	1,368	87,675
Chow Tai Fook Jewellery Group Ltd.	17,600	18,957

		106,632
India — 1.4%
Infosys Ltd. — ADR	4,264	67,584
Indonesia — 1.2%
Bank Central Asia Tbk PT	28,801	29,085
Media Nusantara Citra Tbk PT	185,424	26,940

		56,025
Kazakhstan — 0.3%
KCell JSC — GDR	1,515	13,150
Mexico — 10.6%
Bolsa Mexicana de Valores SAB de CV	40,337	69,805
Fomento Economico Mexicano SAB de CV — ADR	847	75,459
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,008	123,280
Grupo Aeroportuario del Sureste SAB de CV — ADR	694	98,458
Kimberly-Clark de Mexico SAB de CV, Class A	50,323	108,826
Mexico Real Estate Management SA de CV	16,149	22,388

		498,216
Peru — 1.5%
Credicorp Ltd.	495	68,765

Common Stocks	Shares	Value
Philippines — 1.2%
Alliance Global Group, Inc.	112,500	$54,157
Poland — 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2,929	24,217
Powszechny Zaklad Ubezpieczen SA	200	23,013

		47,230
Russia — 7.4%
Lukoil OAO — ADR	2,662	117,141
Magnit PJSC — GDR	2,588	144,048
MMC Norilsk Nickel OJSC — ADR	2,071	34,938
NOVATEK OAO — GDR	487	48,748

		344,875
South Africa — 5.7%
FirstRand Ltd.	15,545	68,106
Mr. Price Group Ltd.	3,099	63,787
Sanlam Ltd.	15,280	83,178
Truworths International Ltd.	7,691	54,122

		269,193
South Korea — 4.4%
GS Home Shopping, Inc.	129	24,265
SK Hynix, Inc.	806	30,549
SK Telecom Co. Ltd.	566	126,646
SK Telecom Co. Ltd. — ADR	925	22,931

		204,391
Taiwan — 15.8%
Chipbond Technology Corp.	30,000	64,752
Cleanaway Co. Ltd.	6,000	35,510
Delta Electronics, Inc.	4,000	20,463
Eclat Textile Co. Ltd.	4,000	65,633
Far EasTone Telecommunications Co. Ltd.	21,000	50,762
Himax Technologies, Inc. — ADR	2,853	22,910
Lite-On Technology Corp.	28,000	32,851
Makalot Industrial Co. Ltd.	4,000	34,398
Quanta Computer, Inc.	21,000	49,658
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	45,486
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	10,113	229,666
Tripod Technology Corp.	23,000	41,006
Yageo Corp.	29,902	46,890

		739,985
Thailand — 6.4%
BEC World PCL — NVDR	33,000	36,539
Kasikornbank PCL — NVDR	14,700	82,011
PTT PCL — NVDR	4,500	47,697
Siam City Cement PCL — NVDR	2,984	32,808
The Siam Commercial Bank PCL — NVDR	14,100	64,760
Thai Oil PCL — NVDR	21,600	35,092

		298,907
Turkey — 1.1%
Tupras Turkiye Petrol Rafinerileri AS	2,081	52,719
Total Common Stocks — 97.7%		4,572,897

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Participation Notes (a)	Shares	Value
South Korea — 1.3%
Deutsche Bank AG (Hyundai Motor & Finance Co.), due 8/12/23	2,360	$62,414
Total Long-Term Investments (Cost — $4,595,501) — 99.0%		4,635,311

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (b)(c)	74,753	$74,753
Total Short-Term Securities (Cost — $74,753) — 1.6%		74,753
Total Investments (Cost — $4,670,254*) — 100.6%		4,710,064
Liabilities in Excess of Other Assets — (0.6)%		(30,129)

Net Assets — 100.0%		$4,679,935

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,696,114

Gross unrealized appreciation	$338,876
Gross unrealized depreciation	(324,926)

Net unrealized appreciation	$13,950

(a)	Non-income producing security.

(b)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	147,277	(72,524)	74,753	$ 52
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$470

(c)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$357,174	—	—	$357,174
Chile	85,249	—	—	85,249
China	—	$1,257,815	—	1,257,815
Czech Republic	36,355	—	—	36,355
Greece	—	—	$14,475	14,475
Hong Kong	87,675	18,957	—	106,632
India	67,584	—	—	67,584
Indonesia	—	56,025	—	56,025
Kazakhstan	13,150	—	—	13,150
Mexico	498,216	—	—	498,216
Peru	68,765	—	—	68,765
Philippines	—	54,157	—	54,157
Poland	23,013	24,217	—	47,230
Russia	344,875	—	—	344,875
South Africa	—	269,193	—	269,193
South Korea	22,931	181,460	—	204,391
Taiwan	252,576	487,409	—	739,985
Thailand	—	298,907	—	298,907
Turkey	—	52,719	—	52,719
Participation Notes:
South Korea	—	62,414	—	62,414
Short-Term Securities	74,753	—	—	74,753

Total	$1,932,316	$2,763,273	$14,475	$4,710,064

The Fund may hold assets and in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,870	—	—	$15,870
Foreign currency at value	4,524	—	—	4,524

Total	$20,394	—	—	$20,394

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
Czech Republic	$52,090	—	—	$(52,090)
Poland	171,135	—	—	(171,135)
Thailand	—	$(26,769)	$26,769	—

Total	$223,225	$(26,769)	$26,769	$(223,225)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 7.3%
Cameron International Corp. (a)	162,500	$8,510,125
Helmerich & Payne, Inc.	162,000	11,408,040
Poseidon Concepts Corp. (a)	35,081	18
Superior Energy Services, Inc.	296,557	6,239,559

		26,157,742
Oil, Gas & Consumable Fuels — 91.2%
AltaGas Ltd.	440,200	13,406,892
Cabot Oil & Gas Corp.	685,300	21,614,362
Cairn Energy PLC (a)	4,737,200	12,617,011
Canadian Oil Sands Ltd.	680,100	5,499,608
Carrizo Oil & Gas, Inc. (a)	313,900	15,456,436
Cimarex Energy Co.	177,210	19,548,035
Concho Resources, Inc. (a)	94,000	10,702,840
CONSOL Energy, Inc.	398,000	8,652,520
Enbridge, Inc.	380,900	17,812,946
Encana Corp.	1,203,200	13,265,063
EQT Corp.	238,544	19,403,169
Genel Energy PLC (a)	328,600	2,619,069
Gulfport Energy Corp. (a)	198,235	7,978,959
Ithaca Energy, Inc. (a)	4,218,800	3,546,629
Kosmos Energy Ltd. (a)	1,255,088	10,580,392
Laredo Petroleum, Inc. (a)	1,240,700	15,608,006
Longview Energy Co. (Acquired 8/13/04, cost $1,281,000) (a)(b)	85,400	143,472
Marathon Oil Corp.	605,300	16,064,662
Murphy Oil Corp.	376,700	15,659,419
Oil Search Ltd.	2,729,400	15,002,676
Painted Pony Petroleum Ltd. (a)	570,600	3,636,490
Pioneer Natural Resources Co.	89,537	12,417,887
Range Resources Corp.	311,340	15,373,969
Rosetta Resources, Inc. (a)	637,400	14,749,436

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
RSP Permian, Inc. (a)	272,242	$7,652,723
SM Energy Co.	223,300	10,298,596
Southwestern Energy Co. (a)	668,100	15,185,913
TransGlobe Energy Corp.	733,600	2,925,002

		327,422,182
Total Common Stocks — 98.5%		353,579,924

Warrants (c)
Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp. (Issued/Exercisable 10/15/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $8.50)	235,700	2
Total Warrants — 0.0%		2
Total Long-Term Investments (Cost — $384,877,694) — 98.5%		353,579,926

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	1,047,462	1,047,462
Total Short-Term Securities (Cost — $1,047,462) — 0.3%		1,047,462
Total Investments (Cost — $385,925,156*) — 98.8%		354,627,388
Other Assets Less Liabilities — 1.2%		4,430,305

Net Assets — 100.0%		$359,057,693

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$385,926,327

Gross unrealized appreciation	$35,084,382
Gross unrealized depreciation	(66,383,321)

Net unrealized depreciation	$(31,298,939)

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $143,472 and an original cost of $1,281,000, which was less than 0.01% of its net assets.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at June 30, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	9,547,958	(8,500,496)	1,047,462	$3,960	$1,503

(e)	Represents the current yield as of report date.

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$26,157,724	$18	—	$26,157,742
Oil, Gas & Consumable Fuels	297,039,954	30,238,756	$143,472	327,422,182
Warrants	—	2	—	2
Short-Term Securities	1,047,462	—	—	1,047,462

Total	$324,245,140	$30,238,776	$143,472	$354,627,388

The Fund may hold assets and in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, foreign currency at value of $71,802 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Ensogo Ltd. (a)	2,445,694	$311,351
Austria — 0.2%
ams AG	13,027	569,745
Belgium — 0.9%
Anheuser-Busch InBev NV	21,748	2,617,170
British Virgin Islands — 1.7%
Nomad Holdings Ltd. (a)	244,790	5,324,183
Canada — 0.9%
Encana Corp.	156,600	1,726,487
MEG Energy Corp. (a)	71,990	1,175,817

		2,902,304
China — 2.7%
Alibaba Group Holding Ltd. — ADR (a)	42,610	3,505,525
China Construction Bank Corp., H Shares	3,247,000	2,961,771
CRRC Corp. Ltd., H Shares	1,231,000	1,888,594

		8,355,890
France — 3.7%
AXA SA	79,820	2,023,588
Schneider Electric SE	25,394	1,758,259
Société Générale SA	41,180	1,932,326
Unibail-Rodamco SE	11,640	2,956,623
Vivendi SA	107,330	2,721,529

		11,392,325
Germany — 2.8%
Daimler AG, Registered Shares	33,750	3,074,483
Henkel AG & Co. KGaA	14,748	1,654,966
Infineon Technologies AG	172,743	2,143,675
Telefonica Deutschland Holding AG	319,980	1,843,331

		8,716,455
Hong Kong — 1.1%
AIA Group Ltd.	532,100	3,479,220
India — 2.2%
Bharti Infratel Ltd.	303,347	2,129,336
HDFC Bank Ltd.	140,157	2,735,022
ITC Ltd.	370,460	1,831,128

		6,695,486
Indonesia — 0.7%
Global Mediacom Tbk PT	7,126,400	624,091
Matahari Department Store Tbk PT	1,175,860	1,457,358

		2,081,449
Ireland — 1.6%
Green REIT PLC	1,393,944	2,278,225
Shire PLC — ADR	11,250	2,716,763

		4,994,988

Common Stocks	Shares	Value
Italy — 0.3%
Moncler SpA	55,850	$1,034,901
Japan — 5.9%
FANUC Corp.	10,300	2,107,541
Mitsubishi Estate Co. Ltd.	112,000	2,412,266
Nabtesco Corp.	87,800	2,202,352
Nintendo Co. Ltd.	13,600	2,268,855
Panasonic Corp.	133,400	1,827,075
SMC Corp.	5,800	1,745,331
SoftBank Group Corp.	48,100	2,833,234
Sumitomo Mitsui Financial Group, Inc.	65,000	2,893,748

		18,290,402
Mexico — 0.3%
Cemex SAB de CV — ADR (a)	116,454	1,066,719
Netherlands — 1.7%
Koninklijke Philips NV	47,450	1,211,044
Royal Dutch Shell PLC, A Shares — ADR	71,030	4,049,420

		5,260,464
New Zealand — 0.4%
Xero Ltd. (Acquired 10/15/13, cost $1,616,409) (a)(b)	106,300	1,300,215
Nigeria — 0.4%
Lekoil Ltd. (a)	2,787,800	1,292,189
Norway — 0.7%
Statoil ASA	128,420	2,296,536
Peru — 0.6%
Credicorp Ltd.	13,351	1,854,721
South Africa — 1.0%
Naspers Ltd., N Shares	19,550	3,040,111
South Korea — 1.4%
Samsung Electronics Co. Ltd.	1,964	2,228,327
SK Hynix, Inc.	52,040	1,972,395

		4,200,722
Spain — 2.9%
Cellnex Telecom SAU (a)	294,291	4,978,780
NH Hotel Group SA (a)	419,537	2,412,848
Sacyr SA (a)	394,910	1,503,234

		8,894,862
Sweden — 0.8%
Nordea Bank AB	198,059	2,470,143
Switzerland — 2.5%
Novartis AG, Registered Shares	28,020	2,756,060
Roche Holding AG	8,750	2,453,426
UBS Group AG, Registered Shares	115,692	2,454,577

		7,664,063

Portfolio Abbreviations

ADR	American Depositary Receipts	HKD	Hong Kong Dollar	REIT	Real Estate Investment Trust
AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	MLP	Master Limited Partnership	SGD	Singapore Dollar
CHF	Swiss Franc	MXN	Mexican Peso	TRY	Turkish Lira
DKK	Danish Krone	NOK	Norwegian Krone	USD	U.S. Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan — 1.1%
Hermes Microvision, Inc.	21,117	$1,371,281
Largan Precision Co. Ltd.	19,000	2,168,866

		3,540,147
United Kingdom — 9.3%
AstraZeneca PLC	51,940	3,287,275
BAE Systems PLC	195,990	1,388,664
Crest Nicholson Holdings PLC	267,310	2,357,568
Delphi Automotive PLC	36,000	3,063,240
Diageo PLC	108,140	3,131,692
Kennedy Wilson Europe Real Estate PLC	85,758	1,530,719
Lloyds Banking Group PLC	2,754,350	3,696,864
Metro Bank PLC (Acquired 1/15/14, cost $1,748,929) (a)(b)	82,275	1,706,414
Prudential PLC	92,350	2,225,580
SABMiller PLC	44,120	2,287,626
Sophos Group PLC (a)	276,900	1,018,079
Vodafone Group PLC — ADR	82,885	3,021,158

		28,714,879
United States — 49.6%
Abbott Laboratories	68,570	3,365,416
AbbVie, Inc.	37,790	2,539,110
Adobe Systems, Inc. (a)	24,790	2,008,238
Altria Group, Inc.	47,576	2,326,942
Amazon.com, Inc. (a)	4,810	2,087,973
American Airlines Group, Inc.	52,630	2,101,779
Apple Inc.	50,235	6,300,725
Aramark	75,520	2,338,854
Assured Guaranty Ltd.	78,620	1,886,094
Autodesk, Inc. (a)	35,610	1,783,171
BankUnited, Inc.	91,258	3,278,900
Becton Dickinson & Co.	12,230	1,732,380
Best Buy Co., Inc.	47,657	1,554,095
Boston Scientific Corp. (a)	130,930	2,317,461
Bristol-Myers Squibb Co.	45,980	3,059,509
Charles River Laboratories International, Inc. (a)	37,460	2,634,936
Citigroup, Inc.	150,128	8,293,071
Comcast Corp., Class A	51,830	3,117,056
Concho Resources, Inc. (a)	19,750	2,248,735
Crown Holdings, Inc. (a)	49,890	2,639,680
Discover Financial Services	50,670	2,919,605
Eastman Chemical Co.	28,470	2,329,415
Eli Lilly & Co.	26,110	2,179,924
EMC Corp.	58,600	1,546,454
EOG Resources, Inc.	33,110	2,898,781
Facebook, Inc., Class A (a)	37,330	3,201,607
Finisar Corp. (a)	16,964	303,147
FirstEnergy Corp.	67,700	2,203,635
Google, Inc., Class A (a)	3,349	1,808,594
Google, Inc., Class C (a)	5,765	3,000,740
The Hain Celestial Group, Inc. (a)	51,697	3,404,764
The Hartford Financial Services Group, Inc.	75,240	3,127,727
Hortonworks, Inc. (a)(c)	151,117	3,826,282
JDS Uniphase Corp. (a)	111,710	1,293,602
Kennedy-Wilson Holdings, Inc.	135,463	3,331,035
Kinder Morgan, Inc.	73,560	2,823,968
Las Vegas Sands Corp.	18,960	996,727
LendingClub Corp. (a)	135,524	1,998,979
Lowe’s Cos., Inc.	35,140	2,353,326
Macquarie Infrastructure Corp.	23,470	1,939,326
MasterCard, Inc., Class A	32,670	3,053,992
McDonald’s Corp.	24,700	2,348,229
Medtronic PLC	23,309	1,727,197
Merck & Co., Inc.	45,980	2,617,641
Mobileye NV (a)	18,400	978,328

Common Stocks	Shares	Value
United States (concluded)
Mondelez International, Inc., Class A	68,380	$2,813,153
New Relic, Inc. (a)	89,021	3,132,649
Platform Specialty Products Corp. (a)	140,300	3,588,874
PPL Corp.	78,300	2,307,501
Public Service Enterprise Group, Inc.	56,240	2,209,107
Roper Industries, Inc.	23,220	4,004,521
Samsonite International SA	480,300	1,660,576
Sensata Technologies Holding NV (a)	21,610	1,139,711
St. Jude Medical, Inc.	31,600	2,309,012
Starwood Hotels & Resorts Worldwide, Inc.	30,100	2,440,809
Strategic Growth Bancorp (Acquired 3/10/14, cost $1,691,208) (a)(b)	135,840	1,362,475
TransUnion (a)	65,100	1,634,010
Union Pacific Corp.	15,845	1,511,138
United Rentals, Inc. (a)	11,787	1,032,777
UnitedHealth Group, Inc.	13,342	1,627,724
Valeant Pharmaceuticals International, Inc. (a)	14,480	3,216,732
WisdomTree Investments, Inc.	92,439	2,030,423

		153,848,342
Total Common Stocks — 97.5%		302,209,982

Preferred Stocks
India — 0.8%
Snapdeal.com, Series F (Acquired 5/07/14, cost $574,789) (a)(b)	81	1,683,894
Snapdeal.com, Series G (Acquired 10/29/14, cost $227,633) (a)(b)	27	561,298

		2,245,192
United States — 1.4%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242) (a)(b)	153,710	1,366,482
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386) (a)(b)	75,832	3,035,001

		4,401,483
Total Preferred Stocks — 2.2%		6,646,675

Rights
Spain — 0.0%
Sacyr SA (a)	394,910	44,907
Total Rights — 0.0%		44,907
Total Long-Term Investments (Cost — $263,081,551) — 99.7%		308,901,564

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	1,590,551	$1,590,551
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)(f)	$583	582,712
Total Short-Term Securities (Cost — $2,173,263) — 0.7%		2,173,263

Value
Total Investments (Cost $265,254,814*) — 100.4%	$311,074,827
Liabilities in Excess of Other Assets — (0.4)%	(1,149,811)

Net Assets — 100.0%	$309,925,016

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$267,985,294

Gross unrealized appreciation	$52,905,773
Gross unrealized depreciation	(9,816,240)

Net unrealized appreciation	$43,089,533

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $11,015,779 and an original cost of $7,977,596, which was 3.6% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,732,302	(141,751)	1,590,551	$1,579
BlackRock Liquidity Series, LLC, Money Market Series	$1,198,277	$(615,565)	$582,712	$46,933	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,696,000	USD	2,824,243	Bank of America N.A.	7/22/15	$ 23,641
CAD	751,000	USD	609,910	BNP Paribas S.A.	7/22/15	(8,816)
CAD	2,134,000	USD	1,731,763	Goldman Sachs International	7/22/15	(23,728)
CHF	70,206	USD	75,457	Citibank N.A.	7/22/15	(301)
CHF	22,491	USD	24,540	Goldman Sachs International	7/22/15	(463)
CHF	179,300	USD	188,345	Goldman Sachs International	7/22/15	3,598
CHF	533,817	USD	561,352	Goldman Sachs International	7/22/15	10,103
CHF	1,514,546	USD	1,577,094	Royal Bank of Scotland PLC	7/22/15	44,240
DKK	9,870,061	USD	1,416,785	Deutsche Bank AG	7/22/15	59,090
EUR	180,719	USD	201,707	Bank of America N.A.	7/22/15	(171)
EUR	707,876	USD	791,249	Bank of America N.A.	7/22/15	(1,834)
EUR	33,082	USD	37,152	Citibank N.A.	7/22/15	(260)
EUR	85,876	USD	92,455	Goldman Sachs International	7/22/15	3,313

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	89,820	USD	101,591	Goldman Sachs International	7/22/15	$ (1,425)
EUR	308,713	USD	344,619	Goldman Sachs International	7/22/15	(346)
EUR	704,178	USD	794,275	HSBC Bank USA N.A.	7/22/15	(8,983)
EUR	91,231	USD	102,151	Royal Bank of Scotland PLC	7/22/15	(443)
EUR	93,611	USD	101,518	Royal Bank of Scotland PLC	7/22/15	2,875
EUR	669,712	USD	721,114	Royal Bank of Scotland PLC	7/22/15	25,741
EUR	590,245	USD	673,262	State Street Bank and Trust Co.	7/22/15	(15,028)
EUR	902,221	USD	1,016,255	State Street Bank and Trust Co.	7/22/15	(10,109)
EUR	3,224	USD	3,647	UBS AG	7/22/15	(51)
EUR	43,126	USD	47,383	UBS AG	7/22/15	710
GBP	1,508,000	USD	2,335,866	BNP Paribas S.A.	7/22/15	33,195
HKD	15,535,000	USD	2,003,666	BNP Paribas S.A.	7/22/15	409
HKD	896,000	USD	115,580	Citibank N.A.	7/22/15	7
HKD	7,166,000	USD	924,202	UBS AG	7/22/15	240
NOK	1,736,000	USD	229,606	Goldman Sachs International	7/22/15	(8,310)
SEK	5,325,044	USD	610,535	Bank of America N.A.	7/22/15	32,123
SEK	490,233	USD	56,762	The Bank of New York Mellon	7/22/15	2,402
SGD	2,518,000	USD	1,854,242	HSBC Bank PLC	7/22/15	14,633
USD	196,551	AUD	254,000	Bank of America N.A.	7/22/15	836
USD	1,119,426	CAD	1,370,000	Citibank N.A.	7/22/15	22,889
USD	296,003	CAD	363,000	State Street Bank and Trust Co.	7/22/15	5,461
USD	36,910	CHF	33,900	Citibank N.A.	7/22/15	620
USD	293,709	CHF	268,586	Citibank N.A.	7/22/15	6,187
USD	103,278	CHF	98,014	Goldman Sachs International	7/22/15	(1,647)
USD	280,685	CHF	261,616	TD Securities, Inc.	7/22/15	623
USD	4,675,147	EUR	4,120,074	Bank of America N.A.	7/22/15	80,488
USD	4,083,687	EUR	3,817,350	Goldman Sachs International	7/22/15	(173,378)
USD	11,889,880	GBP	8,013,975	BNP Paribas S.A.	7/22/15	(700,042)
USD	661,994	GBP	421,000	HSBC Bank USA N.A.	7/22/15	605
USD	953,998	GBP	621,000	Standard Chartered Bank	7/22/15	(21,591)
USD	633,028	HKD	4,908,000	Goldman Sachs International	7/22/15	(122)
USD	659,300	HKD	5,111,000	State Street Bank and Trust Co.	7/22/15	(39)
USD	732,886	JPY	89,982,000	Goldman Sachs International	7/22/15	(2,556)
USD	92,831	JPY	11,119,000	State Street Bank and Trust Co.	7/22/15	1,953
USD	1,005,879	JPY	120,217,000	State Street Bank and Trust Co.	7/22/15	23,320
USD	1,372,458	NOK	10,785,000	Deutsche Bank AG	7/22/15	(2,361)
USD	608,026	NOK	4,785,000	State Street Bank and Trust Co.	7/22/15	(1,942)
USD	1,318,668	NZD	1,753,000	State Street Bank and Trust Co.	7/22/15	133,183
Total						$(451,461)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

4	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$311,351	—	—	$311,351
Austria	—	$569,745	—	569,745
Belgium	—	2,617,170	—	2,617,170
British Virgin Islands	5,324,183	—	—	5,324,183
Canada	2,902,304	—	—	2,902,304
China	3,505,525	4,850,365	—	8,355,890
France	—	11,392,325	—	11,392,325
Germany	—	8,716,455	—	8,716,455
Hong Kong	—	3,479,220	—	3,479,220
India	2,129,336	4,566,150	—	6,695,486
Indonesia	—	2,081,449	—	2,081,449
Ireland	4,994,988	—	—	4,994,988
Italy	—	1,034,901	—	1,034,901
Japan	—	18,290,402	—	18,290,402
Mexico	1,066,719	—	—	1,066,719
Netherlands	4,049,420	1,211,044	—	5,260,464
New Zealand	1,300,215	—	—	1,300,215
Nigeria	1,292,189	—	—	1,292,189
Norway	—	2,296,536	—	2,296,536
Peru	1,854,721	—	—	1,854,721
South Africa	—	3,040,111	—	3,040,111
South Korea	—	4,200,722	—	4,200,722
Spain	4,978,780	3,916,082	—	8,894,862
Sweden	—	2,470,143	—	2,470,143
Switzerland	—	7,664,063	—	7,664,063
Taiwan	—	3,540,147	—	3,540,147
United Kingdom	8,633,196	18,375,269	$1,706,414	28,714,879
United States	150,825,291	1,660,576	1,362,475	153,848,342
Rights	44,907	—	—	44,907
Preferred Stocks:
India	—	—	2,245,192	2,245,192
United States	—	—	4,401,483	4,401,483
Short-Term Securities	1,590,551	582,712	—	2,173,263

Total	$194,803,676	$106,555,587	$9,715,564	$311,074,827

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$532,485	—	$532,485
Liabilities:
Forward foreign currency exchange contracts	—	(983,946)	—	(983,946)

Total	—	$(451,461)	—	$(451,461)

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS	JUNE 30, 2015	5

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$204,349	—	—	$204,349
Foreign currency at value	808,582	—	—	808,582
Liabilities:
Collateral on securities loaned at value	—	$(582,712)	—	(582,712)

Total	$1,012,931	$(582,712)	—	$430,219

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1[1]	Transfers Into Level 2[1]	Transfers Out of Level 2[1]
Assets:
Long-Term Investments:
New Zealand	$1,702,817	—	—	$(1,702,817)
United States	—	$(2,286,264)	$2,286,264	—

Total	$1,702,817	$(2,286,264)	$2,286,264	$(1,702,817)

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2014	$ 3,494,697	$ 8,839,486	$12,334,183
Transfers into Level 3	—	—	—
Transfers out of Level 3[1]	(6,359,757)	—	(6,359,757)
Other[2]	6,166,560	(6,166,560)	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[3,4]	(232,611)	3,746,117	3,513,506
Purchases	—	227,632	227,632
Sales	—	—	—

Closing Balance, as of June 30, 2015	$ 3,068,889	$ 6,646,675	$ 9,715,564

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015[4]	$ (232,611)	$ 3,746,117	$ 3,513,506

[1]

As of September 30, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning period value of $6,359,757 transferred from Level 3 to Level 1 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.

[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

6	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$3,068,889	Market Comparable Companies	Tangible Book Value Multiple[1]	1.65x-1.85x
Preferred Stocks[2]	4,401,483	Market Comparable Companies	Current Year Revenue Multiple[1]	26.05x
			Net Revenue Growth Rate[1]	372.80%
			Next Fiscal Year Revenue Multiple[1]	17.50x
			Compounded Annual Net Revenue Growth Rate[1]	84.50%
	2,245,192	Probability-Weighted Expected Return Model	Revenue Growth Rate[1]	86.44%
			Discount Rate[3]	25.00%
			IPO Exit Probability[1]	65.00%
			Projected Revenue Multiple[1]	1.50x - 3.35x
			Years to IPO[3]	1 - 3

Total	$9,715,564

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]

For the period ended June 30, 2015, the valuation technique for certain investments classified as preferred stocks changed to a Probability-Weighted Expected Return Model. The investments were previously valued utilizing a market comparable company and option pricing model approach. A Probability-Weighted Expected Return Model was considered to be a more relevant measure of fair value for these investments which leverages the most recent equity raise pre-money valuation and/or secondary market transactions.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK FUNDS	JUNE 30, 2015	7

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 25.2%
ACADIA Pharmaceuticals, Inc. (a)	173,500	$7,266,180
Acceleron Pharma, Inc. (a)	426,800	13,503,952
Actelion Ltd., Registered Shares	197,700	28,953,456
Aduro Biotech, Inc. (a)	94,700	2,872,251
Alder Biopharmaceuticals, Inc. (a)	531,800	28,169,446
Alexion Pharmaceuticals, Inc. (a)	716,417	129,506,701
Alkermes PLC (a)	751,900	48,377,246
Alnylam Pharmaceuticals, Inc. (a)	141,052	16,907,903
Amgen, Inc.	637,410	97,855,183
Anacor Pharmaceuticals, Inc. (a)	158,600	12,280,398
Aquinox Pharmaceuticals, Inc. (a)	92,500	641,950
Axovant Sciences Ltd. (a)(b)	217,400	4,430,612
BioCryst Pharmaceuticals, Inc. (a)	235,600	3,517,508
Biogen, Inc. (a)	383,012	154,713,867
BioMarin Pharmaceutical, Inc. (a)	447,900	61,263,762
Bluebird Bio, Inc. (a)	43,100	7,256,747
Celgene Corp. (a)	1,431,938	165,725,344
Celldex Therapeutics, Inc. (a)	196,000	4,943,120
Cellectis SA — ADR (a)	150,000	5,412,000
Cidara Therapeutics, Inc. (a)	45,231	634,139
Clovis Oncology, Inc. (a)	195,300	17,162,964
Conatus Pharmaceuticals, Inc. (a)	110,200	567,530
Dyax Corp. (a)	874,937	23,185,831
Galapagos NV (a)	50,200	2,585,300
Genomic Health, Inc. (a)	409,800	11,388,342
Gilead Sciences, Inc.	921,756	107,919,192
Immune Design Corp. (a)	88,600	1,829,590
Incyte Corp. (a)	528,900	55,116,669
Infinity Pharmaceuticals, Inc. (a)	339,500	3,717,525
Intercept Pharmaceuticals, Inc. (a)	106,400	25,682,832
Isis Pharmaceuticals, Inc. (a)	543,067	31,253,506
Karyopharm Therapeutics, Inc. (a)	254,039	6,912,401
Medivation, Inc. (a)	453,400	51,778,280
Neurocrine Biosciences, Inc. (a)	663,838	31,704,903
Nivalis Therapeutics, Inc. (a)	125,700	1,904,355
PTC Therapeutics, Inc. (a)	349,000	16,797,370
Receptos, Inc. (a)	394,500	74,974,725
Regeneron Pharmaceuticals, Inc. (a)	188,522	96,170,728
Sage Therapeutics, Inc. (a)	158,687	11,584,151
Sarepta Therapeutics, Inc. (a)(b)	545,100	16,587,393
Seattle Genetics, Inc. (a)(b)	202,818	9,816,391
Seres Health, Inc. (Acquired 11/24/14, cost $3,672,922) (a)(c)	301,970	11,905,167
Seres Therapeutics, Inc. (a)	296,000	12,284,000
Spark Therapeutics, Inc. (a)	29,100	1,753,857
Spark Therapeutics, Inc. (Acquired 2/04/15, cost $404,066, unrestricted issue on 2/04/15 was valued at $43.21 per share) (a)(c)	255,043	14,602,870
Ultragenyx Pharmaceutical, Inc. (a)	388,739	39,802,986
Vertex Pharmaceuticals, Inc. (a)	609,670	75,282,052
Zafgen, Inc. (a)	182,000	6,302,660

		1,554,805,335
Electronic Equipment, Instruments & Components — 0.2%
FEI Co.	178,700	14,819,591
Health Care Equipment & Supplies — 17.6%
Abbott Laboratories	3,148,900	154,548,012
AtriCure, Inc. (a)	346,081	8,527,436
Baxter International, Inc.	182,600	12,769,218
Becton Dickinson & Co.	649,392	91,986,377
Boston Scientific Corp. (a)	8,082,100	143,053,170
CONMED Corp.	107,500	6,264,025
The Cooper Cos., Inc.	343,800	61,186,086
CR Bard, Inc.	173,700	29,650,590
DexCom, Inc. (a)	401,000	32,071,980

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Edwards Lifesciences Corp. (a)	476,782	$67,908,060
Endologix, Inc. (a)	464,162	7,120,245
Insulet Corp. (a)	279,900	8,672,702
Intuitive Surgical, Inc. (a)	101,300	49,079,850
Masimo Corp. (a)	633,500	24,541,790
Medtronic PLC	2,389,423	177,056,244
St. Jude Medical, Inc.	1,180,900	86,288,363
Stryker Corp.	1,188,200	113,556,274
Thoratec Corp. (a)	208,900	9,310,673

		1,083,591,095
Health Care Providers & Services — 17.7%
Aetna, Inc.	437,223	55,728,444
Amedisys, Inc. (a)	302,600	12,022,298
AmerisourceBergen Corp.	364,100	38,718,394
Anthem, Inc.	770,400	126,453,456
Cardinal Health, Inc.	903,280	75,559,372
Cigna Corp.	796,600	129,049,200
Express Scripts Holding Co. (a)	499,147	44,394,134
HCA Holdings, Inc. (a)	890,348	80,772,371
HealthEquity, Inc. (a)	324,200	10,390,610
Humana, Inc.	230,000	43,994,400
McKesson Corp.	729,300	163,953,933
Premier, Inc., Class A (a)	142,700	5,488,242
Teladoc, Inc. (a)	229,900	4,368,100
UnitedHealth Group, Inc.	1,697,094	207,045,468
Universal Health Services, Inc., Class B	575,600	81,792,760
WellCare Health Plans, Inc. (a)	137,400	11,655,642

		1,091,386,824
Health Care Technology — 0.4%
Cerner Corp. (a)	309,100	21,346,446
Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc.	929,200	35,848,536
Bio-Rad Laboratories, Inc., Class A (a)	41,200	6,205,132
Charles River Laboratories International, Inc. (a)	875,500	61,582,670
Illumina, Inc. (a)	235,100	51,336,436
Thermo Fisher Scientific, Inc.	580,500	75,325,680

		230,298,454
Pharmaceuticals — 30.9%
AbbVie, Inc.	2,558,606	171,912,737
Allergan PLC (a)	459,851	139,546,384
AstraZeneca PLC	1,176,100	74,435,195
Bristol-Myers Squibb Co.	2,216,820	147,507,203
Cempra, Inc. (a)	432,700	14,867,572
Chugai Pharmaceutical Co. Ltd.	1,048,400	36,162,854
Dermira, Inc. (a)	146,100	2,564,055
Eli Lilly & Co.	2,115,700	176,639,793
Intra-Cellular Therapies, Inc. (a)	621,654	19,861,845
Jazz Pharmaceuticals PLC (a)	204,500	36,006,315
Johnson & Johnson	850,700	82,909,222
Mallinckrodt PLC (a)	699,027	82,289,458
Merck & Co., Inc.	2,095,600	119,302,508
Mylan NV (a)	1,357,600	92,126,736
Nektar Therapeutics (a)	1,054,600	13,193,046
Novartis AG — ADR	309,900	30,475,566
Novartis AG, Registered Shares	959,300	94,357,192
Perrigo Co. PLC	458,577	84,758,787
Pfizer, Inc.	1,835,740	61,552,362
Phibro Animal Health Corp., Class A	359,300	13,991,142
Roche Holding AG	208,800	58,545,747
Shire PLC — ADR	290,600	70,176,994
Tetraphase Pharmaceuticals, Inc. (a)	403,800	19,156,272

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Teva Pharmaceutical Industries Ltd. — ADR	1,493,600	$88,271,760
UCB SA	212,200	15,258,323
Valeant Pharmaceuticals International, Inc. (a)	597,500	132,734,625
Zoetis, Inc.	547,400	26,395,628

		1,904,999,321
Total Common Stocks — 95.7%		5,901,247,066

Preferred Stocks
Biotechnology — 1.0%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $38,092,727) (a)(c)	3,312,411	38,092,728
Afferent Pharmaceuticals, Inc., Series C (Acquired 6/30/15, cost $8,391,856) (a)(c)	3,420,640	8,391,856
CytomX Therapeutics, Inc., Series D (Acquired 6/11/15, cost $4,655,674) (a)(c)	31,384,733	4,654,356
REGENXBIO Inc., Series D (Acquired 5/14/15, cost $6,057,871) (a)(c)	633,013	6,057,934
ProNAi Therapeutics, Inc., Series D (Acquired 4/15/14, cost $3,632,975) (a)(c)	5,189,964	3,632,975
Total Preferred Stocks — 1.0%		60,829,849
Total Long-Term Investments (Cost — $4,013,396,721) — 96.7%		5,962,076,915

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	222,980,300	$222,980,300

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)(f)	$ 4,783	4,783,378
Total Short-Term Securities (Cost — $227,763,678) — 3.7%		227,763,678
Total Investments (Cost — $4,241,160,399*) — 100.4%		6,189,840,593
Liabilities in Excess of Other Assets — (0.4)%		(24,972,206)

Net Assets — 100.0%		$6,164,868,387

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,248,390,600

Gross unrealized appreciation	$1,965,754,879
Gross unrealized depreciation	(24,304,886)

Net unrealized appreciation	$1,941,449,993

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $87,337,886 and an original cost of $64,908,091, which was 1.4% of its net assets.

(d)	Represents the current yield as of report date.

(e)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at June 30, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	115,300,758	107,679,542	222,980,300	$64,454		$7,875
BlackRock Liquidity Series, LLC, Money Market Series	$ 4,824,791	$(41,413)	$4,783,378	$77,302	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,780,341	USD	8,675,470	Citibank N.A.	7/22/15	$ 1,077
EUR	6,749,285	USD	7,542,768	HSBC Bank USA N.A.	7/22/15	(16,043)
EUR	323,195	USD	354,873	Royal Bank of Canada	7/22/15	5,551
EUR	13,835,700	USD	15,628,822	Royal Bank of Canada	7/22/15	(199,408)
USD	57,226,207	CHF	54,910,360	Goldman Sachs International	7/22/15	(1,555,769)
USD	1,597,163	EUR	1,416,138	Bank of America N.A.	7/22/15	17,902
USD	2,548,973	EUR	2,297,076	Goldman Sachs International	7/22/15	(12,700)
USD	5,384,955	EUR	4,914,546	Goldman Sachs International	7/22/15	(95,690)
USD	787,461	EUR	694,283	Royal Bank of Scotland PLC	7/22/15	13,205
USD	783,566	EUR	715,114	State Street Bank and Trust Co.	7/22/15	(13,921)
USD	2,742,166	EUR	2,464,688	State Street Bank and Trust Co.	7/22/15	(6,425)
USD	40,149,104	EUR	37,494,823	State Street Bank and Trust Co.	7/22/15	(1,664,690)
USD	2,272,941	GBP	1,481,000	HSBC Bank USA N.A.	7/22/15	(53,704)
USD	1,884,127	GBP	1,215,000	Royal Bank of Scotland PLC	7/22/15	(24,633)
USD	406,697	GBP	273,000	Standard Chartered Bank	7/22/15	(22,185)
USD	68,779,339	GBP	46,213,000	State Street Bank and Trust Co.	7/22/15	(3,821,089)
Total						$(7,448,522)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,499,343,842	$55,461,493	—	$1,554,805,335
Electronic Equipment, Instruments & Components	14,819,591	—	—	14,819,591
Health Care Equipment & Supplies	1,083,591,095	—	—	1,083,591,095
Health Care Providers & Services	1,091,386,824	—	—	1,091,386,824
Health Care Technology	21,346,446	—	—	21,346,446
Life Sciences Tools & Services	230,298,454	—	—	230,298,454
Pharmaceuticals	1,626,240,010	278,759,311	—	1,904,999,321
Preferred Stocks:
Biotechnology	—	—	$60,829,849	60,829,849
Short-Term Securities	222,980,300	4,783,378	—	227,763,678

Total	$5,790,006,562	$339,004,182	$60,829,849	$6,189,840,593

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$37,735	—	$37,735
Liabilities:
Forward foreign currency exchange contracts	—	(7,486,257)	—	(7,486,257)

Total	$—	$(7,448,522)	—	$(7,448,522)

[1]  Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$567,147	—	—	$567,147
Liabilities:
Collateral on securities loaned at value	—	$(4,783,378)	—	(4,783,378)

Total	$567,147	$(4,783,378)	—	$(4,216,231)

During the six months ended June 30, 2015, there were no transfers between levels.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $57,196,874.

	Value	Valuation Techniques		Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$3,632,975	Cost	[1]	N/A	N/A

[1]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

4	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 0.2%
ams AG	47,880	$2,094,066
Belgium — 1.2%
Anheuser-Busch InBev NV	112,279	13,511,733
British Virgin Islands — 2.3%
Nomad Holdings Ltd. (a)	1,192,193	25,930,198
Canada — 4.7%
Canadian Pacific Railway Ltd.	35,000	5,605,044
Element Financial Corp. (a)	963,500	15,235,488
Enbridge, Inc.	173,100	8,095,093
Encana Corp.	753,800	8,310,509
Gildan Activewear, Inc.	321,900	10,693,059
MEG Energy Corp. (a)	327,200	5,344,179

		53,283,372
China — 6.1%
Alibaba Group Holding Ltd. — ADR (a)	130,058	10,699,872
Baidu, Inc. — ADR (a)	64,650	12,870,522
China Construction Bank Corp., H Shares	25,298,000	23,075,723
CRRC Corp. Ltd., H Shares	4,513,000	6,923,822
Qunar Cayman Islands Ltd. — ADR (a)	78,160	3,349,156
Tencent Holdings Ltd.	589,400	11,785,957

		68,705,052
France — 5.8%
AXA SA	710,400	18,009,988
BNP Paribas SA	243,087	14,751,214
Dassault Aviation SA	1,338	1,722,495
Orange SA	821,800	12,700,415
Schneider Electric SE	117,234	8,117,184
Unibail-Rodamco SE	42,000	10,668,226

		65,969,522
Germany — 5.5%
Bayer AG, Registered Shares	89,300	12,505,608
Continental AG	40,700	9,636,858
Henkel AG & Co. KGaA, Preference	98,686	11,074,177
Infineon Technologies AG	806,244	10,005,181
SAP SE	169,400	11,870,948
Wacker Chemie AG	63,700	6,581,691

		61,674,463
Hong Kong — 1.4%
AIA Group Ltd.	2,426,300	15,864,746
India — 3.2%
Bharti Infratel Ltd.	1,138,886	7,994,379
HDFC Bank Ltd.	684,855	13,364,253
ITC Ltd.	1,288,500	6,368,861
Tata Motors Ltd. — ADR	236,646	8,157,188

		35,884,681
Indonesia — 0.8%
Global Mediacom Tbk PT	26,997,988	2,364,336
Matahari Department Store Tbk PT	5,623,171	6,969,346

		9,333,682
Ireland — 5.6%
Dalata Hotel Group PLC (a)	2,063,626	8,282,296
Green REIT PLC	5,265,855	8,606,372
Kingspan Group PLC	386,579	9,335,426
Ryanair Holdings PLC — ADR	206,784	14,754,038
Shire PLC — ADR	92,200	22,265,378

		63,243,510
Israel — 0.9%
Teva Pharmaceutical Industries Ltd. — ADR	180,900	10,691,190

Common Stocks	Shares	Value
Italy — 2.8%
Banca Generali SpA	269,700	$9,495,335
Telecom Italia SpA (a)	5,774,000	7,337,682
UniCredit SpA	2,150,846	14,455,602

		31,288,619
Japan — 9.4%
Chugai Pharmaceutical Co. Ltd.	238,600	8,230,119
FANUC Corp.	42,800	8,757,548
Mitsubishi Estate Co. Ltd.	688,000	14,818,208
Nabtesco Corp.	462,100	11,591,195
ORIX Corp.	654,000	9,711,561
Panasonic Corp.	407,900	5,586,685
SMC Corp.	36,600	11,013,640
Sumitomo Mitsui Financial Group, Inc.	417,800	18,600,123
Toyota Motor Corp.	266,800	17,853,531

		106,162,610
Mexico — 0.8%
Cemex SAB de CV — ADR (a)	989,098	9,060,138
Netherlands — 3.6%
Aalberts Industries NV	339,505	10,095,204
ASML Holding NV	109,900	11,431,539
Koninklijke Philips NV	191,600	4,890,116
Royal Dutch Shell PLC, A Shares	518,800	14,754,640

		41,171,499
New Zealand — 0.9%
Xero Ltd. (a)	272,500	3,328,865
Xero Ltd. (Acquired 10/15/13, cost $8,211,297) (a)(b)	540,000	6,605,045

		9,933,910
Nigeria — 0.5%
Lekoil Ltd. (a)	11,614,700	5,383,597
Norway — 1.0%
Statoil ASA	614,300	10,985,533
Peru — 0.7%
Credicorp Ltd.	58,432	8,117,373
South Africa — 0.9%
Naspers Ltd., N Shares	67,300	10,465,446
South Korea — 2.5%
Coway Co. Ltd.	86,300	7,065,684
Samsung Electronics Co. Ltd.	12,737	14,451,225
SK Hynix, Inc.	184,100	6,977,670

		28,494,579
Spain — 3.2%
Cellnex Telecom SAU (a)	1,074,614	18,180,191
NH Hotel Group SA (a)	1,737,747	9,994,157
Sacyr SA (a)(c)	2,099,937	7,993,461

		36,167,809
Sweden — 1.3%
Nordea Bank AB	1,195,600	14,911,230
Switzerland — 7.7%
Actelion Ltd., Registered Shares	46,055	6,744,824
Adecco SA, Registered Shares	148,800	12,076,237
Novartis AG, Registered Shares	320,400	31,514,692
Roche Holding AG	79,214	22,210,933
UBS Group AG, Registered Shares	696,700	14,781,520

		87,328,206
Taiwan — 1.7%
Hermes Microvision, Inc.	167,510	10,877,646

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
Largan Precision Co. Ltd.	70,000	$7,990,557

		18,868,203
United Kingdom — 18.7%
ARM Holdings PLC	612,900	10,029,362
AstraZeneca PLC	415,800	26,315,920
BAE Systems PLC	1,510,300	10,701,051
BP PLC	1,851,700	12,289,063
Crest Nicholson Holdings PLC	836,322	7,376,029
Diageo PLC	396,400	11,479,588
Hargreaves Lansdown PLC	305,245	5,530,401
Imperial Tobacco Group PLC	237,800	11,452,904
Kennedy Wilson Europe Real Estate PLC	763,998	13,636,819
Liberty Global PLC, Series A (a)	454,300	24,564,001
Lloyds Banking Group PLC	11,858,300	15,916,103
Metro Bank PLC, (Acquired 1/15/14, cost $9,137,436) (a)(b)	429,853	8,915,309
Prudential PLC	442,000	10,651,937
SABMiller PLC	346,500	17,966,054
Sophos Group PLC (a)	1,016,300	3,736,632
Vodafone Group PLC	3,504,500	12,783,969
Whitbread PLC	97,583	7,581,106

		210,926,248
United States — 2.7%
Las Vegas Sands Corp.	102,500	5,388,425
Mobileye NV (a)	67,800	3,604,926
Samsonite International SA	4,022,400	13,906,937
Sensata Technologies Holding NV (a)	145,800	7,689,492

		30,589,780
Total Common Stocks — 96.1%		1,086,040,995

Preferred Stocks	Shares	Value
India — 1.8%
Snapdeal.com, Series F (Acquired 5/07/14, cost $5,268,843) (a)(b)	749	$15,570,824
Snapdeal.com, Series G (Acquired 10/29/14, cost $2,090,847) (a)(b)	248	5,155,626
Total Preferred Stocks — 1.8%		20,726,450

Rights
Spain — 0.0%
Sacyr SA (a)(c)	2,099,937	238,794
Total Long-Term Investments (Cost — $959,532,638) — 97.9%		1,107,006,239

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	2,611,369	2,611,369

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)(f)	$ 1,288	1,287,645
Total Short-Term Securities (Cost — $3,899,014) — 0.4%		3,899,014
Total Investments (Cost — $963,431,652*) — 98.3%		1,110,905,253
Other Assets Less Liabilities — 1.7%		19,566,635

Net Assets — 100.0%		$1,130,471,888

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$978,410,988

Gross unrealized appreciation	$169,758,199
Gross unrealized depreciation	(37,263,934)

Net unrealized appreciation	$132,494,265

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $36,246,804 and an original cost of $24,708,423, which was 3.2% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,744,969	(12,133,600)	2,611,369	$6,103
BlackRock Liquidity Series, LLC, Money Market Series	$18,399,705	$(17,112,060)	$1,287,645	$189,784	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	33,275,000	USD	25,726,766	Bank of America N.A.	7/22/15	$ (87,340)

CAD	8,020,000	USD	6,641,085	Bank of America N.A.	7/22/15	(221,946)

DKK	82,084,250	USD	11,808,003	HSBC Bank PLC	7/22/15	466,095

EUR	137,193	USD	151,223	Citibank N.A.	7/22/15	1,773

EUR	156,760	USD	176,295	Citibank N.A.	7/22/15	(1,479)

EUR	185,114	USD	207,236	Citibank N.A.	7/22/15	(799)

EUR	5,532,000	USD	6,041,143	Citibank N.A.	7/22/15	128,079

EUR	647,707	USD	726,782	Goldman Sachs International	7/22/15	(4,467)

EUR	9,945,710	USD	11,063,530	Goldman Sachs International	7/22/15	27,811

EUR	2,621,007	USD	2,985,081	JPMorgan Chase Bank N.A.	7/22/15	(62,164)

EUR	11,850	USD	13,403	Royal Bank of Canada	7/22/15	(187)

EUR	305,026	USD	342,912	Royal Bank of Canada	7/22/15	(2,751)

EUR	132,746	USD	147,671	Royal Bank of Scotland PLC	7/22/15	367

EUR	2,656,112	USD	2,901,138	Royal Bank of Scotland PLC	7/22/15	60,927

EUR	11,370	USD	12,563	The Bank of New York Mellon	7/22/15	117

EUR	224,660	USD	249,943	The Bank of New York Mellon	7/22/15	596

EUR	285,502	USD	311,631	The Bank of New York Mellon	7/22/15	6,757

EUR	147,931	USD	162,536	UBS AG	7/22/15	2,435

GBP	1,357,000	USD	2,083,511	Deutsche Bank AG	7/22/15	48,331

GBP	323,000	USD	492,267	Standard Chartered Bank	7/22/15	15,165

HKD	10,719,000	USD	1,382,579	Royal Bank of Scotland PLC	7/22/15	214

HKD	56,032,000	USD	7,229,328	State Street Bank and Trust Co.	7/22/15	(985)

HKD	62,940,000	USD	8,118,904	The Bank of New York Mellon	7/22/15	597

JPY	5,436,077,880	USD	45,640,603	BNP Paribas S.A.	7/22/15	(1,210,379)

JPY	804,314,000	USD	6,735,316	State Street Bank and Trust Co.	7/22/15	(161,486)

JPY	747,697,000	USD	6,050,538	TD Securities, Inc.	7/22/15	60,549

MXN	97,156,000	USD	6,322,318	BNP Paribas S.A.	7/22/15	(151,207)

NOK	23,495,000	USD	3,156,605	Bank of America N.A.	7/22/15	(161,578)

SEK	105,186,000	USD	12,205,431	Bank of America N.A.	7/22/15	489,033

SGD	21,429,000	USD	15,804,123	State Street Bank and Trust Co.	7/22/15	100,619

TRY	21,267,000	USD	7,651,134	Barclays Bank PLC	7/22/15	228,864

USD	1,320,524	CAD	1,626,000	BNP Paribas S.A.	7/22/15	19,088

USD	1,512,574	CAD	1,855,058	Goldman Sachs International	7/22/15	27,802

USD	1,174,701	CAD	1,428,000	Standard Chartered Bank	7/22/15	31,742

USD	4,678,471	CAD	5,734,000	Standard Chartered Bank	7/22/15	89,027

USD	1,768,594	CAD	2,144,000	State Street Bank and Trust Co.	7/22/15	52,555

USD	17,071,630	EUR	15,044,596	Bank of America N.A.	7/22/15	294,070

USD	539,639	EUR	480,517	Citibank N.A.	7/22/15	3,772

USD	1,022,546	EUR	910,518	Citibank N.A.	7/22/15	7,147

USD	6,864,809	EUR	6,157,000	Goldman Sachs International	7/22/15	(1,406)

USD	919,048	EUR	810,298	Royal Bank of Scotland PLC	7/22/15	15,412

USD	42,147,792	EUR	39,361,376	State Street Bank and Trust Co.	7/22/15	(1,747,562)

USD	68,843,819	GBP	46,256,324	State Street Bank and Trust Co.	7/22/15	(3,824,672)

USD	6,859,892	HKD	53,179,000	State Street Bank and Trust Co.	7/22/15	(403)

USD	3,437,890	JPY	426,725,000	Royal Bank of Scotland PLC	7/22/15	(49,824)

USD	1,797,918	JPY	214,877,000	State Street Bank and Trust Co.	7/22/15	41,683

USD	5,862,640	JPY	703,773,000	State Street Bank and Trust Co.	7/22/15	110,553

USD	9,599,548	NOK	75,023,000	Deutsche Bank AG	7/22/15	35,984

USD	11,748,676	NZD	15,512,000	State Street Bank and Trust Co.	7/22/15	1,258,518

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	82,863,000	USD	6,770,810	Royal Bank of Scotland PLC	7/22/15	$ 12,824
Total						$(4,052,129)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Austria	—	$2,094,066	—	$2,094,066
Belgium	—	13,511,733	—	13,511,733
British Virgin Islands	$25,930,198	—	—	25,930,198
Canada	53,283,372	—	—	53,283,372
China	26,919,550	41,785,502	—	68,705,052
France	—	65,969,522	—	65,969,522
Germany	—	61,674,463	—	61,674,463
Hong Kong	—	15,864,746	—	15,864,746
India	16,151,567	19,733,114	—	35,884,681
Indonesia	—	9,333,682	—	9,333,682
Ireland	53,908,084	9,335,426	—	63,243,510
Israel	10,691,190	—	—	10,691,190
Italy	9,495,335	21,793,284	—	31,288,619
Japan	—	106,162,610	—	106,162,610
Mexico	9,060,138	—	—	9,060,138
Netherlands	—	41,171,499	—	41,171,499
New Zealand	6,605,045	3,328,865	—	9,933,910
Nigeria	5,383,597	—	—	5,383,597
Norway	—	10,985,533	—	10,985,533
Peru	8,117,373	—	—	8,117,373
South Africa	—	10,465,446	—	10,465,446
South Korea	—	28,494,579	—	28,494,579
Spain	18,180,191	17,987,618	—	36,167,809
Sweden	—	14,911,230	—	14,911,230
Switzerland	—	87,328,206	—	87,328,206
Taiwan	—	18,868,203	—	18,868,203
United Kingdom	41,937,452	160,073,487	$8,915,309	210,926,248
United States	16,682,843	13,906,937	—	30,589,780

4	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Preferred Stocks:
India	—	—	20,726,450	20,726,450
Rights	238,794	—	—	238,794
Short-Term Securities	2,611,369	1,287,645	—	3,899,014

Total	$305,196,098	$776,067,396	$29,641,759	$1,110,905,253

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$3,638,506	—	$3,638,506
Liabilities:
Forward foreign currency exchange contracts	—	(7,690,635)	—	(7,690,635)

Total	—	$(4,052,129)	—	$(4,052,129)

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$29,877,114	—	—	$29,877,114
Liabilities:
Collateral on securities loaned at value	—	$(1,287,645)	—	(1,287,645)

Total	$29,877,114	$(1,287,645)	—	$28,589,469

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1[1]	Transfers Into Level 2[1]	Transfers Out of Level 2[1]
Assets:
Long-Term Investments:
Ireland	—	$(9,107,713)	$9,107,713	—
United States	—	(16,389,885)	16,389,885	—
Italy	$14,847,105	—	—	$(14,847,105)
New Zealand	8,650,249	—	—	(8,650,249)

Total	$23,497,354	$(25,497,598)	$25,497,598	$(23,497,354)

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2014	$9,066,043	$5,125,544	$14,191,587
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2,3]	(150,734)	13,510,059	13,359,325
Purchases	—	2,090,847	2,090,847
Sales	—	—	—

Closing Balance, as of June 30, 2015	$8,915,309	$20,726,450	$29,641,759

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015[3]	$(150,734)	$13,510,059	$13,359,325

[2]       Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[3]      Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FUNDS	JUNE 30, 2015	5

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$ 8,915,309	Market Comparable Companies	Tangible Book Value Multiple[1]	1.85x
Preferred Stocks	20,726,450	Probability-Weighted Expected Return Model	Revenue Growth Rate[1]	86.44%
			Discount Rate[2]	25.00%
			IPO Exit Probability[1]	65.00%
			Projected Revenue Multiple[1]	1.50x - 3.35x
			Years to IPO[2]	1 - 3

Total	$29,641,759

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles — 0.7%
Tesla Motors, Inc. (a)(b)	6,500	$1,743,690
Commercial Services & Supplies — 0.5%
Atento SA (a)	83,800	1,205,044
Communications Equipment — 1.1%
Finisar Corp. (a)	29,372	524,878
JDS Uniphase Corp. (a)(b)	196,200	2,271,996

		2,796,874
Consumer Finance — 0.0%
Trustbuddy AB (a)	1,607,267	54,675
Diversified Telecommunication Services — 1.3%
Cellnex Telecom SAU (a)	115,251	1,949,803
Link Net Tbk PT (a)	3,388,500	1,289,828

		3,239,631
Electronic Equipment, Instruments & Components — 3.2%
Alps Electric Co. Ltd.	64,600	1,992,232
CDW Corp.	34,200	1,172,376
Fitbit, Inc., Class A (a)(c)	20,400	779,892
Largan Precision Co. Ltd.	22,000	2,511,318
PAX Global Technology Ltd. (a)	1,229,000	1,760,435

		8,216,253
Health Care Technology — 0.6%
Inovalon Holdings, Inc., Class A (a)(b)	52,600	1,467,540
Household Durables — 1.5%
Sony Corp. (a)	138,200	3,924,447
Internet & Catalog Retail — 5.1%
Amazon.com, Inc. (a)	10,600	4,601,354
Ensogo Ltd. (a)	1,888,504	240,418
Netflix, Inc. (a)(b)	4,600	3,021,924
Qunar Cayman Islands Ltd. — ADR (a)(b)	51,900	2,223,915
Vipshop Holdings Ltd. — ADR (a)(b)	139,900	3,112,775

		13,200,386
Internet Software & Services — 21.3%
58.com, Inc. — ADR (a)	53,100	3,401,583
Alibaba Group Holding Ltd. — ADR (a)	36,000	2,961,720
Baidu, Inc. — ADR (a)(b)	11,600	2,309,328
comScore, Inc. (a)(b)	37,100	1,975,946
Cvent, Inc. (a)	39,200	1,010,576
Facebook, Inc., Class A (a)(b)	109,500	9,391,268
Google, Inc., Class A (a)	21,183	11,439,667
Hortonworks, Inc. (a)	127,202	3,220,755
Hortonworks, Inc. (a)(b)(c)	48,686	1,232,730
LendingClub Corp. (a)	177,404	2,616,709
LendingClub Corp. (a)(b)	58,800	867,300
LinkedIn Corp., Class A (a)(b)	10,900	2,252,267
NetEase, Inc. — ADR	11,200	1,622,488
New Relic, Inc. (a)	74,616	2,625,737
New Relic, Inc. (a)	20,000	703,800
Tencent Holdings Ltd.	350,100	7,000,786

		54,632,660
IT Services — 12.0%
Alliance Data Systems Corp. (a)	13,300	3,882,802
Cognizant Technology Solutions Corp., Class A (a)	39,000	2,382,510
Euronet Worldwide, Inc. (a)	59,075	3,644,928
Fidelity National Information Services, Inc. (b)	34,438	2,128,268
Global Payments, Inc.	17,200	1,779,340
Luxoft Holding, Inc. (a)	31,300	1,770,015
MasterCard, Inc., Class A (b)	58,200	5,440,536
My EG Services BHD	1,546,800	1,139,125

Common Stocks	Shares	Value
IT Services (concluded)
Sabre Corp.	103,900	$2,472,820
Visa, Inc., Class A (b)	90,100	6,050,215

		30,690,559
Media — 3.4%
Eros International PLC (a)	96,100	2,414,032
Liberty Global PLC, Series A (a)	30,000	1,622,100
Naspers Ltd., N Shares	18,100	2,814,629
Rentrak Corp. (a)(b)	28,400	1,982,320

		8,833,081
Professional Services — 1.6%
ManpowerGroup, Inc.	17,400	1,555,212
TechnoPro Holdings, Inc.	51,900	1,306,238
TransUnion (a)	53,400	1,340,340

		4,201,790
Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle International Corp. (b)	29,500	2,368,850
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Semiconductor Engineering, Inc.	1,084,000	1,468,718
ams AG	23,300	1,019,042
ARM Holdings PLC	89,100	1,458,013
ASML Holding NV	17,300	1,799,505
Avago Technologies Ltd.	19,199	2,552,123
Broadcom Corp., Class A	37,300	1,920,577
Cavium, Inc. (a)(b)	25,000	1,720,250
Hermes Microvision, Inc.	36,206	2,351,120
Hua Hong Semiconductor Ltd. (a)(c)	702,000	932,794
Lam Research Corp.	23,100	1,879,185
MediaTek, Inc.	104,000	1,421,637
Microsemi Corp. (a)	47,500	1,660,125
NXP Semiconductor NV (a)	28,965	2,844,363
Silicon Motion Technology Corp. — ADR	40,300	1,394,783
Siliconware Precision Industries Co. Ltd.	721,000	1,100,096
Sumco Corp.	56,700	709,148
Synaptics, Inc. (a)(b)	18,200	1,578,577

		27,810,056
Software — 15.1%
Activision Blizzard, Inc.	66,800	1,617,228
Adobe Systems, Inc. (a)	40,400	3,272,804
Autodesk, Inc. (a)	52,100	2,608,908
Globant SA (a)	70,576	2,147,628
Imperva, Inc. (a)	31,200	2,112,240
Microsoft Corp.	61,900	2,732,885
Nintendo Co. Ltd.	17,000	2,836,068
Oracle Corp.	119,000	4,795,700
Proofpoint, Inc. (a)(b)	55,710	3,547,056
Salesforce.com, Inc. (a)(b)	39,200	2,729,496
ServiceNow, Inc. (a)(b)	40,880	3,037,793
Sophos Group PLC (a)	456,100	1,676,944
Tableau Software, Inc., Class A (a)	19,050	2,196,465
UBISOFT Entertainment (a)	79,800	1,426,723
Xero Ltd. (Acquired 10/15/13, cost $2,411,080) (a)(d)	158,560	1,939,437

		38,677,375
Technology Hardware, Storage & Peripherals — 10.7%
Apple Inc.	165,559	20,765,238
EMC Corp.	75,600	1,995,084
Pegatron Corp.	659,000	1,928,198
Samsung Electronics Co. Ltd.	2,325	2,637,913

		27,326,433

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services — 1.4%
Bharti Infratel Ltd.	302,245	$2,121,600
RingCentral, Inc., Class A (a)	84,800	1,567,952

		3,689,552
Total Common Stocks — 91.2%		234,078,896

Preferred Stocks
Internet & Catalog Retail — 1.5%
Snapdeal.com, Series F (Acquired 5/07/14, cost $1,014,752) (a)(d)	143	2,972,801
Snapdeal.com, Series G (Acquired 10/29/14, cost $396,249) (a)(d)	47	977,074

		3,949,875
Internet Software & Services — 2.4%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004)	128,924	5,159,887
Zuora, Inc. (Acquired 1/16/15, cost $1,006,814) (a)(d)	265,000	1,034,242

		6,194,129
Software — 1.7%
Illumio, Inc., Series C (Acquired 3/11/15, cost $499,995) (a)(d)	31,115	499,995
MongoDB, Series C (Acquired 12/19/13, cost $1,512,773) (a)(d)	60,303	1,253,096
MongoDB, Series D (Acquired 12/19/13, cost $470,592) (a)(d)	18,759	389,812
MongoDB, Series E (Acquired 12/19/13, cost $16,632) (a)(d)	663	13,777
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011)	244,700	2,175,383

		4,332,063
Total Preferred Stocks — 5.6%		14,476,067
Total Long-Term Investments (Cost — $175,647,054) — 96.8%		248,554,963

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(f)	7,864,117	$7,864,117

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (e)(f)(g)	$ 1,528	1,527,726
Total Short-Term Securities (Cost — $9,391,843) — 3.7%		9,391,843
Total Investments Before Options Written (Cost — $185,038,897*) — 100.5%		257,946,806

Options Written
(Premiums Received — $295,521) — (0.1)%		(210,499)
Total Investments Net of Options Written (Cost — $184,743,376)		257,736,307
Liabilities in Excess of Other Assets — (0.4)%		(1,075,172)

Net Assets — 100.0%		$256,661,135

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$185,348,772

Gross unrealized appreciation	$76,398,110
Gross unrealized depreciation	(3,800,076)

Net unrealized appreciation	$72,598,034

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $16,415,504 and an original cost of $10,828,902, which was 6.4% of its net assets.

(e)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,567,506	1,296,611	7,864,117	$1,857

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

BlackRock Liquidity Series, LLC, Money Market Series	$1,494,487	$33,239	$1,527,726	$21,064[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	19,424,000	USD	2,260,091	Goldman Sachs International	7/22/15	$ 84,111
USD	1,075,964	CHF	1,021,122	Goldman Sachs International	7/22/15	(17,155)
USD	145,398	CHF	134,000	JPMorgan Chase Bank N.A.	7/22/15	1,950
USD	1,366,529	GBP	869,000	Royal Bank of Canada	7/22/15	1,334
USD	258,065	HKD	2,001,000	Royal Bank of Scotland PLC	7/22/15	(71)
USD	9,334,402	HKD	72,364,000	Standard Chartered Bank	7/22/15	(831)
USD	2,268,351	NZD	2,990,000	JPMorgan Chase Bank N.A.	7/22/15	246,331
USD	2,103,851	ZAR	25,602,000	Goldman Sachs International	7/22/15	7,926
USD	128,364	ZAR	1,559,000	Royal Bank of Canada	7/22/15	735
Total						$324,330

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Facebook, Inc., Class A	Call	USD	84.50	7/10/15	220	$(48,620)
MasterCard, Inc., Class A	Call	USD	95.00	7/10/15	120	(6,780)
Tesla Motors, Inc.	Call	USD	260.00	7/10/15	7	(8,068)
Cavium, Inc.	Call	USD	80.00	7/17/15	100	(2,000)
Fidelity National Information Services, Inc.	Call	USD	65.00	7/17/15	68	(952)
Hortonworks, Inc.	Call	USD	30.00	7/17/15	160	(2,400)
Inovalon Holdings, Inc., Class A	Call	USD	30.00	7/17/15	210	(9,450)
LendingClub Corp.	Call	USD	20.00	7/17/15	235	(1,175)
Qunar Cayman Islands Ltd. — ADR	Call	USD	55.00	7/17/15	103	(1,285)
Rentrak Corp.	Call	USD	75.00	7/17/15	56	(3,640)
Salesforce.com, Inc.	Call	USD	80.00	7/17/15	130	(2,015)
Visa, Inc.	Call	USD	70.00	7/17/15	170	(3,740)
LinkedIn Corp., Class A	Call	USD	222.50	7/24/15	21	(3,129)
Synaptics, Inc.	Call	USD	95.00	7/24/15	36	(3,330)
Tesla Motors, Inc.	Call	USD	272.50	7/24/15	8	(5,960)
Baidu, Inc.	Call	USD	225.00	7/31/15	25	(3,213)
Netflix, Inc.	Call	USD	730.00	7/31/15	10	(12,250)
Tesla Motors, Inc.	Call	USD	280.00	7/31/15	6	(4,485)
Vipshop Holdings Ltd. — ADR	Call	USD	25.50	7/31/15	140	(4,900)
comScore, Inc.	Call	USD	60.00	8/21/15	74	(7,770)
Crown Castle International Corp.	Call	USD	85.00	8/21/15	97	(6,548)
Fidelity National Information Services, Inc.	Call	USD	65.00	8/21/15	45	(3,263)
JDS Uniphase Corp.	Call	USD	14.00	8/21/15	196	(2,352)
JDS Uniphase Corp.	Call	USD	13.00	8/21/15	196	(2,646)
Proofpoint, Inc.	Call	USD	70.00	8/21/15	111	(19,703)
Qunar Cayman Islands Ltd. — ADR	Call	USD	50.00	8/21/15	105	(21,000)
Rentrak Corp.	Call	USD	75.00	8/21/15	37	(10,915)

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

As of June 30, 2015, exchange-traded options written were as follows: (concluded)
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
ServiceNow, Inc.	Call	USD	85.00	8/21/15	81	(8,910)
Total						$(210,499)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$1,743,690	—	—	$1,743,690
Commercial Services & Supplies	1,205,044	—	—	1,205,044
Communications Equipment	2,796,874	—	—	2,796,874
Consumer Finance	54,675	—	—	54,675
Diversified Telecommunication Services	3,239,631	—	—	3,239,631
Electronic Equipment, Instruments & Components	1,952,268	$6,263,985	—	8,216,253
Health Care Technology	1,467,540	—	—	1,467,540
Household Durables	—	3,924,447	—	3,924,447
Internet & Catalog Retail	13,200,386	—	—	13,200,386
Internet Software & Services	47,631,874	7,000,786	—	54,632,660
IT Services	29,551,434	1,139,125	—	30,690,559
Media	6,018,452	2,814,629	—	8,833,081
Professional Services	2,895,552	1,306,238	—	4,201,790
Real Estate Investment Trusts (REITs)	2,368,850	—	—	2,368,850
Semiconductors & Semiconductor Equipment	16,482,777	11,327,279	—	27,810,056
Software	34,414,584	4,262,791	—	38,677,375
Technology Hardware, Storage & Peripherals	22,760,322	4,566,111	—	27,326,433
Wireless Telecommunication Services	3,689,552	—	—	3,689,552
Preferred Stocks:
Internet & Catalog Retail	—	—	$3,949,875	3,949,875
Internet Software & Services	—	—	6,194,129	6,194,129
Software	—	—	4,332,063	4,332,063
Short-Term Securities	7,864,117	1,527,726	—	9,391,843

Total	$199,337,622	$44,133,117	$14,476,067	$257,946,806

4	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$342,387	—	$342,387
Liabilities:
Equity contracts	$(210,499)	—	—	(210,499)
Forward foreign currency exchange contracts	—	(18,057)	—	(18,057)

Total	$(210,499)	$324,330	—	$113,831

[1]  Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for options written	$624,750	—	—	$624,750
Foreign currency at value	35,623	—	—	35,623
Liabilities:
Collateral on securities loaned at value	—	$(1,527,726)	—	(1,527,726)

Total	$660,373	$(1,527,726)	—	$(867,353)

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1	Transfers Into Level 2	Transfers Out of Level 2[1]
Assets:
Long-Term Investments:
Software	$2,539,969	—	—	$(2,539,969)
[1] Systematic Fair Value Prices were not utilized at period end for these investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2014	$153,848	$13,297,420	$13,451,268
Transfers into Level 3	—	—	—
Transfers out of Level 3[1]	(7,066,452)	—	(7,066,452)
Other[2]	6,912,604	(6,912,604)	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[3,4]	—	6,188,193	6,188,193
Purchases	—	1,903,058	1,903,058
Sales	—	—	—

Closing Balance, as of June 30, 2015	—	$14,476,067	$14,476,067

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015[4]	—	$6,188,193	$6,188,193

[1]

As of September 30, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning period value of $153,848 transferred from Level 3 to Level 1 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.

[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FUNDS	JUNE 30, 2015	5

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2015.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[1]	$8,991,955	Market Comparable Companies	2017 Revenue Multiple[2]	7.0x
			Compounded Annual Revenue Growth Rate[2]	61.96% - 84.50%[4]
			Current Year Revenue Multiple[2]	26.05x
			Net Revenue Growth Rate[2]	372.80%
			Next Fiscal Year Revenue Multiple[2]	17.50x
	3,949,875	Probability-Weighted Expected Return Model	Revenue Growth Rate[2]	86.44%
			Discount Rate[3]	25.00%
			IPO Exit Probability[2]	65.00%
			Projected Revenue Multiple[2]	1.50x - 3.35x
			Years to IPO[3]	1 - 3
	1,534,237	Probability-Weighted Expected Return Model	Compounded Annual Revenue Growth Rate[2]	73.50%-781.00%[5]
			Discount Rate[3]	20.00% - 25.00%
			IPO Exit Probability[2]	70.00% - 80.00%[5]
			Projected Revenue Multiple[2]	18.50x - 29.0x5
			Revenue Multiple[2]	4.75x - 8.25x
			Years to IPO[2]	1 - 3 years

Total	$14,476,067

[1]

For the period ended June 30, 2015, the valuation technique for certain investments classified as preferred stocks changed to a market comparable companies technique. The investments were previously valued utilizing a Probability-Weighted Expected Return Model. Market approach information is the primary measure of fair value for these investments.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[4]	The weighted average of unobservable inputs are 74.76% for Compounded Annual Revenue Growth Rate.

[5]	The weighted average of unobservable inputs are as follows: 73.26% for IPO Exit Probability, 12.12x for Projected Revenue Multiple, and 304.07% for Compounded Annual Revenue Growth Rate.

6	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
B/E Aerospace, Inc.	143,624	$7,884,958
Triumph Group, Inc.	154,024	10,164,044

		18,049,002
Airlines — 1.4%
American Airlines Group, Inc.	280,668	11,208,477
JetBlue Airways Corp. (a)	551,100	11,440,836

		22,649,313
Auto Components — 3.3%
Delphi Automotive PLC	242,300	20,617,307
Lear Corp.	146,960	16,497,730
Visteon Corp. (a)	150,300	15,778,494

		52,893,531
Automobiles — 0.4%
Tesla Motors, Inc. (a)	25,960	6,964,030
Banks — 4.8%
BankUnited, Inc.	644,980	23,174,131
Regions Financial Corp.	2,373,180	24,586,145
SunTrust Banks, Inc.	343,530	14,778,661
Western Alliance Bancorp (a)	444,286	14,999,095

		77,538,032
Beverages — 0.5%
Molson Coors Brewing Co., Class B	118,300	8,258,523
Biotechnology — 1.8%
BioMarin Pharmaceutical, Inc. (a)	44,615	6,102,440
Incyte Corp. (a)	78,900	8,222,169
PTC Therapeutics, Inc. (a)	37,900	1,824,127
Receptos, Inc. (a)	35,800	6,803,790
Vertex Pharmaceuticals, Inc. (a)	46,600	5,754,168

		28,706,694
Capital Markets — 1.0%
WisdomTree Investments, Inc.	735,627	16,158,047
Chemicals — 4.3%
Axalta Coating Systems Ltd. (a)	354,600	11,730,168
Cytec Industries, Inc.	212,780	12,879,573
Eastman Chemical Co.	174,900	14,310,318
Platform Specialty Products Corp. (a)	736,439	18,838,110
The Valspar Corp.	135,940	11,122,611

		68,880,780
Communications Equipment — 0.5%
Finisar Corp. (a)	88,529	1,582,013
JDS Uniphase Corp. (a)	583,200	6,753,456

		8,335,469
Consumer Finance — 0.9%
Discover Financial Services	262,900	15,148,298
Containers & Packaging — 1.3%
Crown Holdings, Inc. (a)	406,750	21,521,143
Electric Utilities — 2.7%
FirstEnergy Corp.	481,600	15,676,080
PPL Corp.	352,800	10,397,016
Xcel Energy, Inc.	559,400	18,001,492

		44,074,588
Electrical Equipment — 1.1%
Acuity Brands, Inc.	58,430	10,516,231
Sensata Technologies Holding NV (a)	145,400	7,668,396

		18,184,627
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	174,660	10,125,040

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
CDW Corp.	325,900	$11,171,852

		21,296,892
Energy Equipment & Services — 0.7%
Helmerich & Payne, Inc.	87,600	6,168,792
U.S. Silica Holdings, Inc. (b)	164,900	4,841,464

		11,010,256
Food Products — 3.0%
The Hain Celestial Group, Inc. (a)	302,402	19,916,196
Hormel Foods Corp.	218,200	12,299,934
Pinnacle Foods, Inc.	374,200	17,041,068

		49,257,198
Gas Utilities — 0.5%
Atmos Energy Corp.	145,300	7,450,984
Health Care Equipment & Supplies — 3.3%
Boston Scientific Corp. (a)	694,800	12,297,960
The Cooper Cos., Inc.	61,170	10,886,425
Edwards Lifesciences Corp. (a)	79,800	11,365,914
Intuitive Surgical, Inc. (a)	15,000	7,267,500
St. Jude Medical, Inc.	167,600	12,246,532

		54,064,331
Health Care Providers & Services — 3.8%
AmerisourceBergen Corp.	74,200	7,890,428
Cardinal Health, Inc.	110,100	9,209,865
Cigna Corp.	61,247	9,922,014
HCA Holdings, Inc. (a)	127,560	11,572,243
Humana, Inc.	33,100	6,331,368
Teladoc, Inc. (a)	5,700	108,300
Universal Health Services, Inc., Class B	121,090	17,206,889

		62,241,107
Hotels, Restaurants & Leisure — 3.1%
Aramark	327,500	10,142,675
Belmond Ltd., Class A (a)	582,305	7,272,989
ClubCorp Holdings, Inc.	591,600	14,127,408
MGM Resorts International (a)	337,500	6,159,375
Starwood Hotels & Resorts Worldwide, Inc.	156,500	12,690,585

		50,393,032
Household Durables — 2.3%
Jarden Corp. (a)	530,620	27,459,585
Toll Brothers, Inc. (a)	273,355	10,439,427

		37,899,012
Independent Power and Renewable Electricity Producers — 0.4%
Pattern Energy Group, Inc.	196,478	5,576,046
Industrial Conglomerates — 1.3%
Roper Industries, Inc.	124,320	21,440,227
Insurance — 3.2%
Assured Guaranty Ltd.	719,400	17,258,406
The Hartford Financial Services Group, Inc.	501,300	20,839,041
Reinsurance Group of America, Inc.	147,320	13,976,248

		52,073,695
Internet & Catalog Retail — 0.7%
Liberty Interactive Corp., Class A (a)	383,000	10,628,250
Internet Software & Services — 3.9%
comScore, Inc. (a)	208,305	11,094,324
Hortonworks, Inc. (a)	583,961	14,785,893
Hortonworks, Inc. (a)(b)	121,416	3,074,253
LendingClub Corp. (a)	449,432	6,629,122
LendingClub Corp. (a)	177,500	2,618,125
LinkedIn Corp., Class A (a)	49,391	10,205,662

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
New Relic, Inc. (a)	337,036	$11,860,297
New Relic, Inc. (a)	70,000	2,463,300

		62,730,976
IT Services — 3.0%
Alliance Data Systems Corp. (a)	55,660	16,249,380
Euronet Worldwide, Inc. (a)	252,873	15,602,264
Fidelity National Information Services, Inc.	274,120	16,940,616

		48,792,260
Leisure Products — 0.4%
Performance Sports Group Ltd. (a)	325,200	5,853,600
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	197,400	7,615,692
Charles River Laboratories International, Inc. (a)	209,400	14,729,196
Illumina, Inc. (a)	38,330	8,369,739
Thermo Fisher Scientific, Inc.	92,340	11,982,038

		42,696,665
Machinery — 3.0%
Crane Co.	126,500	7,429,345
Snap-on, Inc.	148,470	23,643,847
Stanley Black & Decker, Inc.	171,100	18,006,564

		49,079,756
Media — 2.0%
The E.W. Scripps Co., Class A	250,400	5,721,640
Nexstar Broadcasting Group, Inc., Class A	146,900	8,226,400
Sirius XM Holdings, Inc. (a)	4,040,180	15,069,871
Tribune Media Co., Class A	74,000	3,950,860

		32,968,771
Metals & Mining — 0.3%
Constellium NV, Class A (a)	447,472	5,293,594
Multi-Utilities — 0.5%
CMS Energy Corp.	230,200	7,329,568
Oil, Gas & Consumable Fuels — 3.4%
Concho Resources, Inc. (a)	168,280	19,160,361
Energen Corp.	138,200	9,439,060
GasLog Ltd.	334,900	6,681,255
Gaslog Partners LP	285,000	6,520,800
MarkWest Energy Partners LP - MLP	103,000	5,807,140
Oasis Petroleum, Inc. (a)	346,600	5,493,610
Penn Virginia Corp. (a)	535,600	2,345,928

		55,448,154
Pharmaceuticals — 3.0%
Mallinckrodt PLC (a)	170,700	20,094,804
Mylan NV (a)	201,700	13,687,362
Perrigo Co. PLC	76,100	14,065,563

		47,847,729
Professional Services — 1.9%
Equifax, Inc.	220,460	21,404,461
TransUnion (a)	342,900	8,606,790

		30,011,251
Real Estate Investment Trusts (REITs) — 7.1%
American Realty Capital Properties, Inc.	1,623,300	13,197,429
Brixmor Property Group, Inc.	310,800	7,188,804
Hospitality Properties Trust	442,940	12,765,531
Host Hotels & Resorts, Inc.	1,092,100	21,656,343
Liberty Property Trust	317,358	10,225,275

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
RLJ Lodging Trust	492,937	$14,679,664
STAG Industrial, Inc.	1,028,826	20,576,520
Weyerhaeuser Co.	454,217	14,307,835

		114,597,401
Real Estate Management & Development — 1.2%
Kennedy-Wilson Holdings, Inc.	788,900	19,399,051
Road & Rail — 0.5%
Kansas City Southern	88,400	8,062,080
Semiconductors & Semiconductor Equipment — 3.2%
Avago Technologies Ltd.	121,711	16,179,043
Maxim Integrated Products, Inc.	338,706	11,710,760
NXP Semiconductor NV (a)	147,570	14,491,374
Synaptics, Inc. (a)	111,800	9,696,973

		52,078,150
Software — 2.6%
Autodesk, Inc. (a)	196,000	9,814,700
Mobileye NV (a)	95,900	5,099,003
ServiceNow, Inc. (a)	152,300	11,317,413
Tableau Software, Inc., Class A (a)	138,900	16,015,170

		42,246,286
Specialty Retail — 2.0%
Best Buy Co., Inc.	250,200	8,159,022
Cabela’s, Inc. (a)	213,000	10,645,740
Genesco, Inc. (a)	109,990	7,262,640
Party City Holdco, Inc. (a)	277,700	5,628,979

		31,696,381
Textiles, Apparel & Luxury Goods — 3.5%
Iconix Brand Group, Inc. (a)	364,900	9,111,553
Kate Spade & Co. (a)	187,254	4,033,451
PVH Corp.	71,230	8,205,696
Sequential Brands Group, Inc. (a)(c)	2,327,900	35,593,591

		56,944,291
Thrifts & Mortgage Finance — 1.0%
Essent Group Ltd. (a)	393,100	10,751,285
Strategic Growth Bancorp (Acquired 3/10/14, cost $7,599,729) (a)(d)	610,420	6,122,513

		16,873,798
Trading Companies & Distributors — 0.6%
United Rentals, Inc. (a)	114,075	9,995,252
Transportation Infrastructure — 1.1%
Macquarie Infrastructure Corp.	204,900	16,930,887
Wireless Telecommunication Services — 1.3%
SBA Communications Corp., Class A (a)	130,330	14,984,040
T-Mobile U.S., Inc. (a)	162,300	6,292,371

		21,276,411
Total Common Stocks — 96.8%		1,568,845,419

Preferred Stocks	Shares	Value
Biotechnology — 0.3%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $4,034,005) (a)(d)	350,783	4,034,005

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Internet Software & Services — 1.1%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,970)	336,360	$13,462,035
Zuora, Inc. (Acquired 1/16/15, cost $3,742,311) (a)(d)	985,000	3,844,258

		17,306,293
Software — 0.9%
MongoDB, Series C (Acquired 12/19/13, cost $7,974,602) (a)(d)	317,888	6,605,713
MongoDB, Series D (Acquired 12/19/13, cost $2,480,799) (a)(d)	98,891	2,054,955
MongoDB, Series E (Acquired 12/19/13, cost $87,676) (a)(d)	3,495	72,626
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011)	701,470	6,236,068

		14,969,362
Total Preferred Stocks — 2.3%		36,309,660
Total Long-Term Investments (Cost — $1,172,556,999) — 99.1%		1,605,155,079

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(f)	11,477,146	11,477,146

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (e)(f)(g)	$ 7,396	7,395,840
Total Short-Term Securities (Cost — $18,872,986) — 1.1%		18,872,986
Total Investments (Cost — $1,191,429,985*) — 100.2%		1,624,028,065
Liabilities in Excess of Other Assets — (0.2)%		(3,734,226)

Net Assets — 100.0%		$1,620,293,839

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,192,179,904

Gross unrealized appreciation	$469,719,094
Gross unrealized depreciation	(37,870,933)

Net unrealized appreciation	$431,848,161

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the six months ended June 30, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Shares Purchased	Shares Sold	Shares Held at June 30, 2015	Value at June 30, 2015
Sequential Brands Group, Inc.	2,327,900	—	—	2,327,900	$35,593,591

(d)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $42,432,173 and an original cost of $35,437,103, which was 2.6% of its net assets.

(e)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at June 30, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	73,708,080	(62,230,934)	11,477,146	$11,391		$3,550
BlackRock Liquidity Series, LLC, Money Market Series	$8,060,661	$(664,821)	$7,395,840	$133,392	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$18,049,002	—	—	$18,049,002
Airlines	22,649,313	—	—	22,649,313
Auto Components	52,893,531	—	—	52,893,531
Automobiles	6,964,030	—	—	6,964,030
Banks	77,538,032	—	—	77,538,032
Beverages	8,258,523	—	—	8,258,523
Biotechnology	28,706,694	—	—	28,706,694
Capital Markets	16,158,047	—	—	16,158,047
Chemicals	68,880,780	—	—	68,880,780
Communications Equipment	8,335,469	—	—	8,335,469
Consumer Finance	15,148,298	—	—	15,148,298
Containers & Packaging	21,521,143	—	—	21,521,143
Electric Utilities	44,074,588	—	—	44,074,588
Electrical Equipment	18,184,627	—	—	18,184,627
Electronic Equipment, Instruments & Components	21,296,892	—	—	21,296,892
Energy Equipment & Services	11,010,256	—	—	11,010,256
Food Products	49,257,198	—	—	49,257,198
Gas Utilities	7,450,984	—	—	7,450,984
Health Care Equipment & Supplies	54,064,331	—	—	54,064,331
Health Care Providers & Services	62,241,107	—	—	62,241,107
Hotels, Restaurants & Leisure	50,393,032	—	—	50,393,032
Household Durables	37,899,012	—	—	37,899,012
Independent Power and Renewable Electricity Producers	5,576,046	—	—	5,576,046
Industrial Conglomerates	21,440,227	—	—	21,440,227
Insurance	52,073,695	—	—	52,073,695
Internet & Catalog Retail	10,628,250	—	—	10,628,250
Internet Software & Services	62,730,976	—	—	62,730,976
IT Services	48,792,260	—	—	48,792,260
Leisure Products	5,853,600	—	—	5,853,600
Life Sciences Tools & Services	42,696,665	—	—	42,696,665
Machinery	49,079,756	—	—	49,079,756
Media	32,968,771	—	—	32,968,771
Metals & Mining	5,293,594	—	—	5,293,594
Multi-Utilities	7,329,568	—	—	7,329,568
Oil, Gas & Consumable Fuels	55,448,154	—	—	55,448,154
Pharmaceuticals	47,847,729	—	—	47,847,729
Professional Services	30,011,251	—	—	30,011,251
Real Estate Investment Trusts (REITs)	114,597,401	—	—	114,597,401

4	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$19,399,051	—	—	$19,399,051
Road & Rail	8,062,080	—	—	8,062,080
Semiconductors & Semiconductor Equipment	52,078,150	—	—	52,078,150
Software	42,246,286	—	—	42,246,286
Specialty Retail	31,696,381	—	—	31,696,381
Textiles, Apparel & Luxury Goods	56,944,291	—	—	56,944,291
Thrifts & Mortgage Finance	10,751,285	—	$6,122,513	16,873,798
Trading Companies & Distributors	9,995,252	—	—	9,995,252
Transportation Infrastructure	16,930,887	—	—	16,930,887
Wireless Telecommunication Services	21,276,411	—	—	21,276,411
Preferred Stocks:
Biotechnology	—	—	4,034,005	4,034,005
Internet Software & Services	—	—	17,306,293	17,306,293
Software	—	—	14,969,362	14,969,362
Short-Term Securities	11,477,146	$7,395,840	—	18,872,986

Total	$1,574,200,052	$7,395,840	$42,432,173	$1,624,028,065

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, collateral on securities loaned at value of ($7,395,840) is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2014	$7,756,059	$47,325,756	$55,081,815
Transfers into Level 3	—	—	—
Transfers out of Level 3[1]	(28,476,942)		(28,476,942)
Other[2]	27,759,025	(27,759,025)	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[3,4]	(915,631)	8,966,613	8,050,982
Purchases	—	7,776,316	7,776,316
Sales	—	—	—

Closing Balance, as of June 30, 2015	$6,122,511	$36,309,660	$42,432,171

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015[4]	—	$8,966,613	$8,966,613

[1]

As of September 30, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning period value of $28,476,942 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.

[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FUNDS	JUNE 30, 2015	5

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $4,034,005.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$6,122,513	Market Comparable Companies	Tangible Book Value Multiple[1]	1.65x
Preferred Stocks[2]	28,431,397	Market Comparable Companies	2017 Revenue Multiple[1]	7.0x
			Compounded Annual Revenue Growth Rate[1]	61.96% - 84.50%[4]
			Current Year Revenue Multiple[1]	26.05x
			Net Revenue Growth Rate[1]	372.80%
			Next Fiscal Year Revenue Multiple[1]	17.50x
	3,844,258	Probability-Weighted Expected Return Model	Compounded Annual Revenue Growth Rate[1]	73.50%
			Discount Rate[3]	20.00%
			IPO Exit Probability[1]	70.00%
			Revenue Multiple[1]	4.75x - 8.25x
			Years to IPO[3]	1 - 2

Total	$38,398,168

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]

For the period ended June 30, 2015, the valuation technique for certain investments classified as preferred stocks changed to a market comparable companies technique. The investments were previously valued utilizing a Probability-Weighted Expected Return Model. Market approach information is the primary measure of fair value for these investments.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[4]	The weighted average of unobservable inputs are 71.35% for Compounded Annual Revenue Growth Rate.

6	BLACKROCK FUNDS	JUNE 30, 2015

Consolidated Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Honeywell International, Inc.	8,100	$825,957
Raytheon Co.	51,876	4,963,496

		5,789,453
Air Freight & Logistics — 1.4%
FedEx Corp.	42,237	7,197,185
Airlines — 1.0%
Southwest Airlines Co.	70,550	2,334,499
United Continental Holdings, Inc. (a)	56,285	2,983,668

		5,318,167
Auto Components — 1.6%
The Goodyear Tire & Rubber Co.	51,600	1,555,740
Lear Corp.	60,800	6,825,408

		8,381,148
Banks — 12.7%
Bank of America Corp.	700,004	11,914,068
Citigroup, Inc.	248,071	13,703,442
JPMorgan Chase & Co.	260,654	17,661,915
SunTrust Banks, Inc.	176,039	7,573,198
U.S. Bancorp	311,857	13,534,594
Wells Fargo & Co.	48,209	2,711,274

		67,098,491
Beverages — 2.4%
Dr Pepper Snapple Group, Inc.	113,490	8,273,421
Molson Coors Brewing Co., Class B	59,711	4,168,425

		12,441,846
Biotechnology — 1.8%
Amgen, Inc.	60,612	9,305,154
Capital Markets — 1.4%
Freedom Pay, Inc. (a)	43,051	—
The Goldman Sachs Group, Inc.	35,811	7,476,979

		7,476,979
Chemicals — 0.4%
The Dow Chemical Co.	38,297	1,959,657
Communications Equipment — 3.4%
Brocade Communications Systems, Inc.	387,645	4,605,223
Cisco Systems, Inc.	353,545	9,708,346
QUALCOMM, Inc.	56,040	3,509,785

		17,823,354
Construction & Engineering — 1.0%
AECOM (a)	156,500	5,177,020
Consumer Finance — 1.8%
Discover Financial Services	85,522	4,927,778
SLM Corp. (a)	484,633	4,783,328

		9,711,106
Containers & Packaging — 0.6%
Packaging Corp. of America	49,903	3,118,438
Electronic Equipment, Instruments & Components — 0.6%
Zebra Technologies Corp., Class A (a)	30,461	3,382,694
Energy Equipment & Services — 2.8%
Atwood Oceanics, Inc.	128,595	3,400,052

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Halliburton Co.	24,076	$1,036,953
Schlumberger Ltd.	102,780	8,858,608
Weatherford International PLC (a)	137,643	1,688,880

		14,984,493
Food & Staples Retailing — 4.2%
CVS Health Corp.	171,480	17,984,822
The Kroger Co.	8,200	594,582
Wal-Mart Stores, Inc.	49,765	3,529,831

		22,109,235
Food Products — 0.6%
Pilgrim’s Pride Corp. (b)	42,205	969,449
Tyson Foods, Inc., Class A	48,009	2,046,624

		3,016,073
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	7,560	560,196
Health Care Providers & Services — 15.8%
Aetna, Inc.	109,900	14,007,854
Centene Corp. (a)	85,664	6,887,386
Cigna Corp.	66,840	10,828,080
Express Scripts Holding Co. (a)	21,034	1,870,764
Humana, Inc.	4,200	803,376
Laboratory Corp. of America Holdings (a)	51,246	6,212,040
McKesson Corp.	32,737	7,359,605
UnitedHealth Group, Inc.	222,883	27,191,726
Universal Health Services, Inc., Class B	56,939	8,091,032

		83,251,863
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	178,749	8,828,413
Las Vegas Sands Corp.	42,522	2,235,382

		11,063,795
Industrial Conglomerates — 1.9%
3M Co.	64,954	10,022,402
Insurance — 3.6%
American International Group, Inc.	226,335	13,992,030
The Travelers Cos., Inc.	51,413	4,969,581

		18,961,611
Internet & Catalog Retail — 0.5%
The Priceline Group, Inc. (a)	2,121	2,442,056
Internet Software & Services — 3.8%
Facebook, Inc., Class A (a)	77,139	6,615,826
Google, Inc., Class A (a)	24,650	13,311,986

		19,927,812
IT Services — 3.2%
Alliance Data Systems Corp. (a)	3,725	1,087,477
Amdocs Ltd.	76,953	4,200,864
Cognizant Technology Solutions Corp., Class A (a)	62,201	3,799,859
DST Systems, Inc.	10,830	1,364,363
MasterCard, Inc., Class A	32,326	3,021,834
Total System Services, Inc.	79,888	3,336,922

		16,811,319

Portfolio Abbreviations
ADR	American Depositary Receipts	CVR	Contingent Value Rights	USD	U.S. Dollar

BLACKROCK FUNDS	JUNE 30, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery — 0.7%
Parker-Hannifin Corp.	33,555	$3,903,453

Media — 3.2%
Comcast Corp., Class A	242,116	14,560,856
Omnicom Group, Inc.	30,101	2,091,718

		16,652,574
Multiline Retail — 0.7%
Macy’s, Inc.	58,910	3,974,658
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	54,529	2,141,899
Oil, Gas & Consumable Fuels — 4.2%
BP PLC — ADR	155,283	6,205,109
Exxon Mobil Corp.	21,359	1,777,069
Hess Corp.	52,912	3,538,755
Marathon Petroleum Corp.	50,606	2,647,200
PBF Energy, Inc., Class A	42,158	1,198,130
Suncor Energy, Inc.	189,387	5,211,930
Tesoro Corp.	16,922	1,428,386

		22,006,579
Paper & Forest Products — 0.6%
Domtar Corp.	78,475	3,248,865
Pharmaceuticals — 3.4%
AstraZeneca PLC — ADR	80,069	5,101,196
Johnson & Johnson	18,564	1,809,247
Pfizer, Inc.	17,382	582,818
Teva Pharmaceutical Industries Ltd. — ADR	180,486	10,666,723

		18,159,984
Road & Rail — 0.3%
Union Pacific Corp.	14,282	1,362,074

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	295,122	8,976,136
Micron Technology, Inc. (a)	262,295	4,941,638
NVIDIA Corp.	110,500	2,222,155

		16,139,929
Software — 2.2%
Microsoft Corp.	146,097	6,450,182
Oracle Corp.	128,974	5,197,652

		11,647,834
Specialty Retail — 4.9%
The Home Depot, Inc.	87,760	9,752,769

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lowe’s Cos., Inc.	194,747	$13,042,207
Ross Stores, Inc.	63,112	3,067,874

		25,862,850
Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	63,988	8,025,695
EMC Corp.	232,876	6,145,598
Hewlett-Packard Co.	128,763	3,864,178
Western Digital Corp.	104,012	8,156,621

		26,192,092
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a)	6,552	471,547
Fossil Group, Inc. (a)	24,771	1,718,117

		2,189,664
Tobacco — 0.7%
Altria Group, Inc.	72,773	3,559,327
Total Common Stocks — 99.6%		524,373,329

Investment Companies — 0.3%
Utilities Select Sector SPDR Fund	43,480	1,802,681
Total Long-Term Investments (Cost — $507,759,947) — 99.9%		526,176,010

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	2,781,259	2,781,259
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (c)(d)(e)	$1,003	1,002,768
Total Short-Term Securities (Cost — $3,784,027) — 0.7%		3,784,027
Total Investments (Cost — $511,543,974*) — 100.6%		529,960,037
Liabilities in Excess of Other Assets — (0.6)%		(3,184,502)

Net Assets — 100.0%		$526,775,535

Notes to Consolidated Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$513,216,908

Gross unrealized appreciation	$39,486,929
Gross unrealized depreciation	(22,743,800)

Net unrealized appreciation	$16,743,129

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK FUNDS	JUNE 30, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

(c)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Shares Purchased		Shares Sold		Shares/Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	49,141,411	—		46,360,152	[1]	2,781,259	$2,781,259	$8,389		$3,191
BlackRock Liquidity Series, LLC, Money Market Series	—	1,002,768	[2]	—		$1,002,768	$1,002,768	$81,743	[3]	—
iShares Gold Trust	946,100	1,314,000		2,260,100		—	—	—		$(602,119)
[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$524,373,329	—	—	$524,373,329
Investment Companies	1,802,681	—	—	1,802,681
Short-Term Securities	2,781,259	$1,002,768	—	3,784,027

Total	$528,957,269	$1,002,768	—	$529,960,037

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, collateral on securities loaned at value of $1,002,768 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 1.5%
XPO Logistics, Inc. (a)	163,511	$7,387,427
Airlines — 1.7%
Spirit Airlines, Inc. (a)	134,599	8,358,598
Banks — 2.9%
First Republic Bank	113,411	7,148,295
SVB Financial Group (a)	51,711	7,445,350

		14,593,645
Beverages — 1.6%
Constellation Brands, Inc., Class A	67,675	7,851,653
Biotechnology — 7.1%
Cellectis SA — ADR (a)	142,326	5,135,122
Intercept Pharmaceuticals, Inc. (a)	16,742	4,041,184
Puma Biotechnology, Inc. (a)	19,220	2,243,935
United Therapeutics Corp. (a)	95,357	16,587,350
Vertex Pharmaceuticals, Inc. (a)	60,318	7,448,067

		35,455,658
Capital Markets — 1.4%
Affiliated Managers Group, Inc. (a)	31,076	6,793,214
Chemicals — 2.9%
Axalta Coating Systems Ltd. (a)	205,950	6,812,826
Platform Specialty Products Corp. (a)	308,639	7,894,986

		14,707,812
Commercial Services & Supplies — 3.1%
Clean Harbors, Inc. (a)	152,804	8,211,687
KAR Auction Services, Inc.	189,419	7,084,271

		15,295,958
Diversified Financial Services — 2.0%
Moody’s Corp.	92,437	9,979,498
Electrical Equipment — 3.0%
Acuity Brands, Inc.	37,672	6,780,207
AMETEK, Inc.	149,669	8,198,868

		14,979,075
Food & Staples Retailing — 1.2%
Sprouts Farmers Market, Inc. (a)	229,329	6,187,296
Health Care Equipment & Supplies — 2.1%
The Cooper Cos., Inc.	27,112	4,825,123
IDEXX Laboratories, Inc. (a)	85,486	5,483,072

		10,308,195
Health Care Technology — 2.9%
athenahealth, Inc. (a)(b)	45,495	5,212,817
IMS Health Holdings, Inc. (a)	298,038	9,134,865

		14,347,682
Hotels, Restaurants & Leisure — 4.0%
Domino’s Pizza, Inc.	63,062	7,151,231
Restaurant Brands International, Inc.	208,693	7,974,159
SeaWorld Entertainment, Inc.	262,362	4,837,955

		19,963,345
Household Durables — 2.3%
Harman International Industries, Inc.	25,582	3,042,723
Jarden Corp. (a)	158,130	8,183,227

		11,225,950
Internet & Catalog Retail — 13.2%
HSN, Inc.	125,155	8,784,629

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
Liberty TripAdvisor Holdings, Inc., Class A (a)	476,235	$15,344,292
Liberty Ventures, Series A (a)	402,752	15,816,071
Netflix, Inc. (a)	24,303	15,965,613
Vipshop Holdings Ltd. — ADR (a)	442,419	9,843,823

		65,754,428
Internet Software & Services — 4.3%
58.com, Inc. — ADR (a)	63,044	4,038,599
CoStar Group, Inc. (a)	36,967	7,439,978
LinkedIn Corp., Class A (a)	39,147	8,088,945
Pandora Media, Inc. (a)	121,090	1,881,739

		21,449,261
IT Services — 7.6%
Alliance Data Systems Corp. (a)	33,716	9,843,049
Blackhawk Network Holdings, Inc. (a)	132,401	5,454,921
FleetCor Technologies, Inc. (a)	76,303	11,907,846
Vantiv, Inc., Class A (a)	284,696	10,872,540

		38,078,356
Media — 7.0%
Charter Communications, Inc., Class A (a)	48,854	8,366,247
Eros International PLC (a)	117,919	2,962,125
Lions Gate Entertainment Corp.	84,300	3,123,315
The Madison Square Garden Co., Class A (a)	156,358	13,054,329
Schibsted ASA	114,514	3,547,695
World Wrestling Entertainment, Inc. — Class A (b)	222,289	3,667,769

		34,721,480
Multiline Retail — 2.4%
Dollar General Corp.	154,383	12,001,734
Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc. (a)	56,215	6,400,640
Pharmaceuticals — 6.3%
Catalent, Inc. (a)	150,081	4,401,876
Mallinckrodt PLC (a)	67,364	7,930,090
Pacira Pharmaceuticals, Inc. (a)	108,444	7,669,160
Perrigo Co. PLC	61,185	11,308,824

		31,309,950
Professional Services — 1.0%
TriNet Group, Inc. (a)	196,072	4,970,425
Software — 4.2%
Check Point Software Technologies Ltd. (a)	76,288	6,068,710
Mobileye NV (a)	56,469	3,002,457
PTC, Inc. (a)	223,100	9,151,562
Splunk, Inc. (a)	36,246	2,523,446

		20,746,175
Specialty Retail — 3.0%
The Men’s Wearhouse, Inc.	83,127	5,325,947
Restoration Hardware Holdings, Inc. (a)	98,839	9,649,652

		14,975,599
Textiles, Apparel & Luxury Goods — 1.6%
lululemon athletica, inc. (a)	120,467	7,866,495
Trading Companies & Distributors — 0.6%
HD Supply Holdings, Inc. (a)	86,747	3,051,759

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services — 2.1%
SBA Communications Corp., Class A (a)	91,070	$10,470,318
Total Common Stocks — 94.3%		469,231,626

Preferred Stocks
Internet Software & Services — 2.6%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911) (a)(c)	322,368	12,902,038
Software — 0.8%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905) (a)(c)	458,712	4,077,950
Total Preferred Stocks — 3.4%		16,979,988

Warrants (d)
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70)	81,252	—
Total Long-Term Investments (Cost — $380,325,724) — 97.7%		$486,211,614

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(f)	9,888,804	$9,888,804
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (e)(f)(g)	$4,354	4,353,790
Total Short-Term Securities (Cost — $14,242,594) — 2.9%		14,242,594
Total Investments (Cost — $394,568,318*) — 100.6%		500,454,208
Liabilities in Excess of Other Assets — (0.6)%		(2,826,440)

Net Assets — 100.0%		$497,627,768

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$395,083,110

Gross unrealized appreciation	$110,403,948
Gross unrealized depreciation	(5,032,850)

Net unrealized appreciation	$105,371,098

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $16,979,988 and an original cost of $7,812,816 which was 3.4% of its net assets.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,739,599	8,149,205	9,888,804	$2,524
BlackRock Liquidity Series, LLC, Money Market Series	$15,352,860	$(10,999,070)	$4,353,790	$42,276	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Air Freight & Logistics	$7,387,427	—	—	$7,387,427
Airlines	8,358,598	—	—	8,358,598
Banks	14,593,645	—	—	14,593,645
Beverages	7,851,653	—	—	7,851,653
Biotechnology	35,455,658	—	—	35,455,658
Capital Markets	6,793,214	—	—	6,793,214
Chemicals	14,707,812	—	—	14,707,812
Commercial Services & Supplies	15,295,958	—	—	15,295,958
Diversified Financial Services	9,979,498	—	—	9,979,498
Electrical Equipment	14,979,075	—	—	14,979,075
Food & Staples Retailing	6,187,296	—	—	6,187,296
Health Care Equipment & Supplies	10,308,195	—	—	10,308,195
Health Care Technology	14,347,682	—	—	14,347,682
Hotels, Restaurants & Leisure	19,963,345	—	—	19,963,345
Household Durables	11,225,950	—	—	11,225,950
Internet & Catalog Retail	65,754,428	—	—	65,754,428
Internet Software & Services	21,449,261	—	—	21,449,261
IT Services	38,078,356	—	—	38,078,356
Media	31,173,785	$3,547,695	—	34,721,480
Multiline Retail	12,001,734	—	—	12,001,734
Oil, Gas & Consumable Fuels	6,400,640	—	—	6,400,640
Pharmaceuticals	31,309,950	—	—	31,309,950
Professional Services	4,970,425	—	—	4,970,425
Software	20,746,175	—	—	20,746,175
Specialty Retail	14,975,599	—	—	14,975,599
Textiles, Apparel & Luxury Goods	7,866,495	—	—	7,866,495
Trading Companies & Distributors	3,051,759	—	—	3,051,759
Wireless Telecommunication Services	10,470,318	—	—	10,470,318
Preferred Stocks:
Internet Software & Services	—	—	$12,902,038	12,902,038
Software	—	—	4,077,950	4,077,950
Warrants	—	—	—	—
Short-Term Securities	9,888,804	4,353,790	—	14,242,594

Total	$475,572,735	$7,901,485	$16,979,988	$500,454,208

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,368	—	—	$1,368
Liabilities:
Collateral on securities loaned at value	—	$(4,353,790)	—	(4,353,790)

Total	$1,368	$(4,353,790)	—	$(4,352,422)

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2014	$7,812,816
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	9,167,172
Purchases	—
Sales	—
Closing balance, as of June 30, 2015	$16,979,988

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015[1]	$9,167,172

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2015.

	Value	Valuation Techniques	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[2]	$16,979,988	Market Comparable Companies	Current Year Revenue Multiple[3]		26.05x
			Net Revenue Growth Rate[3]		372.80%
			Next Fiscal Year Revenue Multiple[3]		17.50x
			Compounded Annual Net Revenue Growth Rate	[3]	84.50%

[2]

For the period ended June 30, 2015, the valuation technique for certain investments classified as preferred stocks changed to a market comparable companies technique. The investments were previously valued utilizing a Probability-Weighted Expected Return Model. Market approach information is the primary measure of fair value for these investments.

[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.7%
Ducommun, Inc. (a)	93,005	$2,387,438
KLX, Inc. (a)	1,938	85,524
Vectrus, Inc. (a)	160,227	3,984,845

		6,457,807
Airlines — 1.8%
Hawaiian Holdings, Inc. (a)	27,454	652,033
JetBlue Airways Corp. (a)	680,568	14,128,592
Virgin America, Inc. (a)	70,619	1,940,610

		16,721,235
Auto Components — 3.4%
American Axle & Manufacturing Holdings, Inc. (a)	290,695	6,078,432
Lear Corp.	2,046	229,684
Tenneco, Inc. (a)	233,314	13,401,556
Tower International, Inc. (a)	454,949	11,851,421

		31,561,093
Banks — 0.7%
CommunityOne Bancorp (a)	28,979	312,104
First Midwest Bancorp, Inc.	28,269	536,263
Glacier Bancorp, Inc.	11,597	341,184
South State Corp.	6,249	474,752
Texas Capital Bancshares, Inc. (a)	59,130	3,680,251
Umpqua Holdings Corp.	73,615	1,324,334

		6,668,888
Biotechnology — 12.3%
ACADIA Pharmaceuticals, Inc. (a)	51,291	2,148,067
Achillion Pharmaceuticals, Inc. (a)	18,203	161,279
Acorda Therapeutics, Inc. (a)	66,188	2,206,046
Adamas Pharmaceuticals, Inc. (a)	35,450	929,499
Aduro Biotech, Inc. (a)	39,185	1,188,481
Akebia Therapeutics, Inc. (a)	9,359	96,304
Alder Biopharmaceuticals, Inc. (a)	39,605	2,097,877
Alexion Pharmaceuticals, Inc. (a)	5,168	934,219
Amicus Therapeutics, Inc. (a)	75,583	1,069,499
Anacor Pharmaceuticals, Inc. (a)	37,049	2,868,704
Ardelyx, Inc. (a)	59,672	952,962
Arena Pharmaceuticals, Inc. (a)	41,894	194,388
Ariad Pharmaceuticals, Inc. (a)	274,083	2,266,666
Array BioPharma, Inc. (a)	26,681	192,370
BIND Therapeutics, Inc. (a)(b)	80,745	451,365
BioSpecifics Technologies Corp. (a)	22,709	1,171,784
Blueprint Medicines Corp. (a)	21,997	582,701
Cara Therapeutics, Inc. (a)	58,559	711,492
Catalyst Pharmaceuticals, Inc. (a)	141,542	584,568
Celldex Therapeutics, Inc. (a)	54,715	1,379,912
Cepheid, Inc. (a)	82,439	5,041,145
Cerulean Pharma, Inc. (a)	143,756	661,278
Chimerix, Inc. (a)	21,981	1,015,522
China Biologic Products, Inc. (a)	8,125	935,675
Clovis Oncology, Inc. (a)	15,628	1,373,389
Concert Pharmaceuticals, Inc. (a)	41,827	622,804
Cytokinetics, Inc. (a)	125,853	845,732
Dyax Corp. (a)	177,293	4,698,265
Eagle Pharmaceuticals, Inc. (a)	19,887	1,608,063
Eleven Biotherapeutics, Inc. (a)	77,006	217,157
Emergent Biosolutions, Inc. (a)	39,929	1,315,661
Enanta Pharmaceuticals, Inc. (a)	37,007	1,664,945
Enzon Pharmaceuticals, Inc.	593,582	712,298
EPIRUS Biopharmaceuticals, Inc. (a)	62,573	357,292
Esperion Therapeutics, Inc. (a)	2,437	199,249

Common Stocks	Shares	Value
Biotechnology (concluded)
Exact Sciences Corp. (a)(b)	57,698	$1,715,938
FibroGen, Inc. (a)	87,357	2,052,889
Five Prime Therapeutics, Inc. (a)	61,540	1,528,654
Genomic Health, Inc. (a)	51,875	1,441,606
Halozyme Therapeutics, Inc. (a)	84,819	1,915,213
Ignyta, Inc. (a)	70,964	1,070,847
Immune Design Corp. (a)	45,125	931,831
ImmunoGen, Inc. (a)	34,304	493,292
Infinity Pharmaceuticals, Inc. (a)	126,158	1,381,430
Insmed, Inc. (a)	25,276	617,240
Intrexon Corp. (a)	12,573	613,562
Ironwood Pharmaceuticals, Inc. (a)	58,893	710,250
Isis Pharmaceuticals, Inc. (a)	15,320	881,666
Keryx Biopharmaceuticals, Inc. (a)(b)	12,798	127,724
Kindred Biosciences, Inc. (a)	60,407	411,976
Kite Pharma, Inc. (a)	14,511	884,736
KYTHERA Biopharmaceuticals, Inc. (a)	13,971	1,052,156
Lexicon Pharmaceuticals, Inc. (a)	39,356	316,816
Ligand Pharmaceuticals, Inc., Class B (a)	26,685	2,692,517
Lion Biotechnologies, Inc. (a)	98,136	899,907
Loxo Oncology, Inc. (a)	25,497	459,711
MacroGenics, Inc. (a)	45,907	1,743,089
MannKind Corp. (a)(b)	87,416	497,397
Merrimack Pharmaceuticals, Inc. (a)	130,317	1,611,370
MiMedx Group, Inc. (a)	187,876	2,177,483
Momenta Pharmaceuticals, Inc. (a)	101,465	2,314,417
Myriad Genetics, Inc. (a)	43,316	1,472,311
Neurocrine Biosciences, Inc. (a)	71,782	3,428,308
NewLink Genetics Corp. (a)	30,259	1,339,566
Novavax, Inc. (a)	185,714	2,068,854
OncoGenex Pharmaceuticals, Inc. (a)	150,078	349,682
Oncothyreon, Inc. (a)	177,093	662,328
Ophthotech Corp. (a)	41,745	2,173,245
OPKO Health, Inc. (a)	61,628	990,978
Orexigen Therapeutics, Inc. (a)	308,798	1,528,550
Osiris Therapeutics, Inc. (a)	67,185	1,307,420
PDL BioPharma, Inc.	146,925	944,728
Peregrine Pharmaceuticals, Inc. (a)	276,975	362,837
Portola Pharmaceuticals, Inc. (a)	26,226	1,194,594
Progenics Pharmaceuticals, Inc. (a)	50,249	374,858
Prothena Corp. PLC (a)	14,642	771,194
PTC Therapeutics, Inc. (a)	16,574	797,707
Puma Biotechnology, Inc. (a)	7,728	902,244
Radius Health, Inc. (a)	15,405	1,042,919
Raptor Pharmaceutical Corp. (a)	139,904	2,209,084
Receptos, Inc. (a)	5,175	983,509
Repligen Corp. (a)	25,858	1,067,160
Retrophin, Inc. (a)	55,737	1,847,682
Rigel Pharmaceuticals, Inc. (a)	298,895	959,453
Sage Therapeutics, Inc. (a)	1,676	122,348
Sangamo Biosciences, Inc. (a)	106,078	1,176,405
Sarepta Therapeutics, Inc. (a)	14,402	438,253
Sorrento Therapeutics, Inc. (a)	39,530	696,519
Spectrum Pharmaceuticals, Inc. (a)	82,497	564,279
Stemline Therapeutics, Inc. (a)	9,018	106,142
TESARO, Inc. (a)	7,723	454,035
Threshold Pharmaceuticals, Inc. (a)	29,592	119,552
Tonix Pharmaceuticals Holding Corp. (a)	26,102	234,135
Trevena, Inc. (a)	175,394	1,097,966
Ultragenyx Pharmaceutical, Inc. (a)	27,064	2,771,083
United Therapeutics Corp. (a)	3,245	564,468
Verastem, Inc. (a)	91,121	687,052

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
Versartis, Inc. (a)	27,490	$418,398
Vitae Pharmaceuticals, Inc. (a)	66,882	963,101
Xencor, Inc. (a)	60,475	1,328,636
ZIOPHARM Oncology, Inc. (a)(b)	43,633	523,596

		115,045,554
Building Products — 0.9%
Continental Building Products, Inc. (a)	361,369	7,657,409
Trex Co., Inc. (a)	14,403	711,940

		8,369,349
Capital Markets — 0.2%
Investment Technology Group, Inc.	11,903	295,194
Janus Capital Group, Inc.	7,915	135,505
Virtu Financial, Inc., Class A (a)	3,342	78,470
Westwood Holdings Group, Inc.	25,006	1,489,607

		1,998,776
Chemicals — 0.4%
Advanced Emissions Solutions, Inc. (a)	48,623	632,099
Ferro Corp. (a)	21,203	355,786
Rayonier Advanced Materials, Inc.	9,994	162,502
Stepan Co.	13,290	719,122
Trinseo SA (a)	86,662	2,326,008

		4,195,517
Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc. (a)	245,244	1,866,307
Interface, Inc.	21,265	532,688
Knoll, Inc.	60,634	1,517,669
Quad Graphics, Inc.	17,178	317,965
SP Plus Corp. (a)	43,529	1,136,542

		5,371,171
Communications Equipment — 0.7%
Aviat Networks, Inc. (a)	195,723	246,611
Black Box Corp.	10,594	211,880
Calix, Inc. (a)	324,368	2,468,440
Polycom, Inc. (a)	60,165	688,288
ShoreTel, Inc. (a)	448,345	3,039,779

		6,654,998
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	21,675	497,441
Consumer Finance — 0.0%
Consumer Portfolio Services, Inc. (a)	39,815	248,844
Containers & Packaging — 1.3%
Berry Plastics Group, Inc. (a)	181,082	5,867,057
Graphic Packaging Holding Co.	431,430	6,009,820

		11,876,877
Distributors — 1.0%
Core-Mark Holding Co., Inc.	159,456	9,447,768
Diversified Consumer Services — 1.1%
Collectors Universe, Inc.	71,477	1,425,251
K12, Inc. (a)	21,854	276,453
LifeLock, Inc. (a)	454,386	7,451,930
ServiceMaster Global Holdings, Inc. (a)	29,874	1,080,543

		10,234,177
Diversified Financial Services — 0.2%
JG Wentworth Co. (a)	156,019	1,435,375
Diversified Telecommunication Services — 1.4%
IDT Corp, Class B	32,601	589,426
Inteliquent, Inc.	555,424	10,219,802
Leap Wireless International, Inc. (a)	11,529	29,053

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
Premiere Global Services, Inc. (a)	203,392	$2,092,904

		12,931,185
Electrical Equipment — 0.3%
Polypore International, Inc. (a)	43,848	2,625,618
Electronic Equipment, Instruments & Components — 2.4%
Cognex Corp.	9,922	477,248
Coherent, Inc. (a)	4,114	261,157
DTS, Inc. (a)	15,276	465,765
Electro Rent Corp.	45,006	488,765
Methode Electronics, Inc.	29,006	796,215
Multi-Fineline Electronix, Inc. (a)	57,082	1,247,812
Newport Corp. (a)	403,501	7,650,379
OSI Systems, Inc. (a)	74,825	5,296,862
Planar Systems, Inc. (a)	67,161	292,822
RealD, Inc. (a)	342,292	4,220,460
Rogers Corp. (a)	24,684	1,632,600

		22,830,085
Energy Equipment & Services — 0.4%
C&J Energy Services Ltd. (a)	90,859	1,199,339
CHC Group Ltd. (a)	281,904	251,035
Matrix Service Co. (a)	51,010	932,463
Pacific Drilling SA (a)	304,247	851,892
PHI, Inc. (a)	15,397	462,218

		3,696,947
Food & Staples Retailing — 1.1%
SUPERVALU, Inc. (a)	1,310,198	10,599,502
Food Products — 0.5%
Cal-Maine Foods, Inc.	5,120	267,264
Lancaster Colony Corp.	7,096	644,672
Landec Corp. (a)	13,143	189,653
Omega Protein Corp. (a)	74,878	1,029,573
Pilgrim’s Pride Corp. (b)	107,326	2,465,278
Seaboard Corp. (a)	101	363,499

		4,959,939
Health Care Equipment & Supplies — 5.5%
Align Technology, Inc. (a)	81,973	5,140,527
Anika Therapeutics, Inc. (a)	124,873	4,124,555
Cyberonics, Inc. (a)	26,593	1,581,220
ICU Medical, Inc. (a)	59,061	5,649,775
iRadimed Corp. (a)	8,293	192,978
LeMaitre Vascular, Inc.	6,184	74,579
Merit Medical Systems, Inc. (a)	203,449	4,382,291
Natus Medical, Inc. (a)	20,820	886,099
NuVasive, Inc. (a)	147,436	6,985,518
OraSure Technologies, Inc. (a)	53,322	287,406
Orthofix International NV (a)	17,225	570,492
RTI Surgical, Inc. (a)	257,603	1,664,115
STERIS Corp.	239,029	15,403,029
SurModics, Inc. (a)	66,237	1,551,271
Symmetry Surgical, Inc. (a)	171,914	1,499,090
Thoratec Corp. (a)	34,489	1,537,175
Zeltiq Aesthetics, Inc. (a)	18,523	545,873

		52,075,993
Health Care Providers & Services — 5.5%
Alliance HealthCare Services, Inc. (a)	25,521	476,987
AMN Healthcare Services, Inc. (a)	372,641	11,771,729
BioTelemetry, Inc. (a)	44,043	415,325
Corvel Corp. (a)	58,690	1,879,254
Five Star Quality Care, Inc. (a)	150,032	720,154
Health Net, Inc. (a)	187,024	11,991,979
HealthSouth Corp.	49,654	2,287,063

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
LHC Group, Inc. (a)	4,724	$180,693
Molina Healthcare, Inc. (a)	101,273	7,119,492
National Research Corp., Class A	16,376	232,703
Surgical Care Affiliates, Inc. (a)	101,175	3,883,097
Team Health Holdings, Inc. (a)	164,923	10,774,420

		51,732,896
Health Care Technology — 0.7%
Medidata Solutions, Inc. (a)	2,274	123,524
Omnicell, Inc. (a)	177,741	6,702,613

		6,826,137
Hotels, Restaurants & Leisure — 3.0%
Brinker International, Inc.	110,134	6,349,225
Eldorado Resorts, Inc. (a)	29,669	232,012
Intrawest Resorts Holdings, Inc. (a)	87,349	1,014,995
Isle of Capri Casinos, Inc. (a)	164,416	2,984,150
Jack in the Box, Inc.	157,305	13,868,009
La Quinta Holdings, Inc. (a)	28,047	640,874
Marriott Vacations Worldwide Corp.	32,069	2,942,331
SeaWorld Entertainment, Inc.	17,690	326,204

		28,357,800
Household Durables — 0.2%
Zagg, Inc. (a)	203,455	1,611,364
Insurance — 0.0%
Maiden Holdings Ltd.	30,507	481,400
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A (a)	158,553	1,658,464
HSN, Inc.	14,638	1,027,441
Liberty TripAdvisor Holdings, Inc., Class A (a)	50,933	1,641,061

		4,326,966
Internet Software & Services — 5.0%
Apigee Corp. (a)	75,384	748,563
Apigee Corp. (Acquired 4/13/15, cost $303,400) (a)(c)	13,718	129,409
Bankrate, Inc. (a)	450,126	4,721,822
Blucora, Inc. (a)	23,191	374,535
Carbonite, Inc. (a)	17,923	211,671
Constant Contact, Inc. (a)	281,885	8,107,013
Dealertrack Holdings, Inc. (a)	16,593	1,041,874
Envestnet, Inc. (a)	6,075	245,612
Five9, Inc. (a)	21,394	109,738
GrubHub, Inc. (a)	8,213	279,817
Intralinks Holdings, Inc. (a)	58,354	694,996
j2 Global, Inc.	1,097	74,530
LendingClub Corp. (a)	114,160	1,683,860
Limelight Networks, Inc. (a)	221,751	873,699
LogMeIn, Inc. (a)	280,138	18,066,100
New Relic, Inc. (a)	1,305	45,923
NIC, Inc.	343,418	6,277,681
QuinStreet, Inc. (a)	33,496	216,049
Spark Networks, Inc. (a)	92,888	285,166
support.com, Inc. (a)	305,324	430,507
Travelzoo, Inc. (a)	101,472	1,144,604
United Online, Inc. (a)	40,672	637,330
XO Group, Inc. (a)	21,156	345,901
Zix Corp. (a)	128,901	666,418

		47,412,818
IT Services — 1.7%
CSG Systems International, Inc.	20,537	650,201
The Dolan Co. (a)	14,888	298
Euronet Worldwide, Inc. (a)	2,628	162,148

Common Stocks	Shares	Value

IT Services (concluded)
Forrester Research, Inc.	8,341	$300,443
Global Cash Access Holdings, Inc. (a)	395,913	3,064,367
Heartland Payment Systems, Inc.	11,550	624,277
Lionbridge Technologies, Inc. (a)	175,014	1,079,836
Science Applications International Corp.	188,873	9,981,938

		15,863,508
Leisure Products — 1.4%
Brunswick Corp.	203,024	10,325,801
Nautilus, Inc. (a)	124,646	2,681,135

		13,006,936
Life Sciences Tools & Services — 1.5%
Cambrex Corp. (a)	139,389	6,124,753
Harvard Bioscience, Inc. (a)	214,387	1,222,006
INC Research Holdings, Inc., Class A (a)	17,401	691,763
PAREXEL International Corp. (a)	1,533	98,587
PRA Health Sciences, Inc. (a)	157,331	5,715,835

		13,852,944
Machinery — 3.0%
Blount International, Inc. (a)	467,395	5,103,953
Briggs & Stratton Corp.	26,617	512,643
Global Brass & Copper Holdings, Inc.	236,296	4,019,395
The Greenbrier Cos., Inc. (b)	88,179	4,131,186
Hyster-Yale Materials Handling, Inc.	43,421	3,008,207
Luxfer Holdings PLC — ADR	505,946	6,577,298
Wabash National Corp. (a)	373,093	4,678,586

		28,031,268
Marine — 0.0%
Matson, Inc.	5,876	247,027
Media — 0.5%
Ascent Capital Group, Inc., Class A (a)	25,910	1,107,393
Crown Media Holdings, Inc., Class A (a)	181,943	822,382
Gray Television, Inc. (a)	29,921	469,161
Tribune Publishing Co.	142,000	2,206,680

		4,605,616
Metals & Mining — 0.0%
Kaiser Aluminum Corp.	3,109	258,296
Multiline Retail — 1.1%
Burlington Stores, Inc. (a)	210,534	10,779,341
Oil, Gas & Consumable Fuels — 1.0%
Carrizo Oil & Gas, Inc. (a)	6,596	324,787
Delek US Holdings, Inc.	53,069	1,954,001
Evolution Petroleum Corp.	112,396	740,690
Par Petroleum Corp. (a)	28,361	530,918
REX American Resources Corp. (a)	1,066	67,840
VAALCO Energy, Inc. (a)	153,915	329,378
Western Refining, Inc.	115,057	5,018,786

		8,966,400
Paper & Forest Products — 0.8%
Boise Cascade Co. (a)	199,283	7,309,700
Personal Products — 0.0%
Natural Health Trends Corp.	4,556	188,892
Pharmaceuticals — 4.6%
Actavis PLC (a)	7,330	1,173
Catalent, Inc. (a)	32,805	962,171
Cempra, Inc. (a)	5,529	189,976
Furiex Pharmaceuticals, Inc. - CVR (a)	6,467	64,670
Lannett Co., Inc. (a)	224,184	13,325,497

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Paratek Pharmaceuticals, Inc.	4,525	$116,609
Phibro Animal Health Corp., Class A	21,470	836,042
Prestige Brands Holdings, Inc. (a)	256,078	11,841,047
Sagent Pharmaceuticals, Inc. (a)	132,098	3,211,302
Sciclone Pharmaceuticals, Inc. (a)	597,622	5,868,648
Sucampo Pharmaceuticals, Inc., Class A (a)	379,924	6,242,151
TherapeuticsMD, Inc. (a)	70,052	550,609

		43,209,895
Professional Services — 3.4%
Insperity, Inc.	42,775	2,177,247
Kforce, Inc.	384,356	8,790,222
RPX Corp. (a)	1,003,784	16,963,950
TrueBlue, Inc. (a)	122,652	3,667,295
Volt Information Sciences, Inc. (a)	12,928	125,531

		31,724,245
Real Estate Investment Trusts (REITs) — 2.8%
Chatham Lodging Trust	27,057	716,199
DuPont Fabros Technology, Inc.	363,603	10,708,108
FelCor Lodging Trust, Inc.	85,579	845,520
LaSalle Hotel Properties	7,105	251,943
Lexington Realty Trust	289,898	2,458,335
Re/Max Holdings, Inc., Class A	13,376	474,982
RLJ Lodging Trust	375,827	11,192,128

		26,647,215
Real Estate Management & Development — 1.5%
Forestar Group, Inc. (a)	109,396	1,439,651
Marcus & Millichap, Inc. (a)	266,309	12,287,497

		13,727,148
Road & Rail — 0.5%
Swift Transportation Co. (a)	192,076	4,354,363
Semiconductors & Semiconductor Equipment — 4.9%
Alpha & Omega Semiconductor Ltd. (a)	24,140	210,984
Ambarella, Inc. (a)(b)	10,871	1,116,343
Amkor Technology, Inc. (a)	228,353	1,365,551
Cascade Microtech, Inc. (a)	9,364	142,567
Cirrus Logic, Inc. (a)	361,441	12,299,837
Integrated Device Technology, Inc. (a)	602,550	13,075,335
Intermolecular, Inc. (a)	274,406	540,580
IXYS Corp.	4,226	64,658
MaxLinear, Inc., Class A (a)	15,992	193,503
Microsemi Corp. (a)	4,196	146,650
Monolithic Power Systems, Inc.	16,994	861,766
NeoPhotonics Corp. (a)	46,934	428,507
Pericom Semiconductor Corp.	43,234	568,527
Qorvo, Inc. (a)	49,966	4,010,771
Sigma Designs, Inc. (a)	15,563	185,667
Tessera Technologies, Inc.	282,571	10,732,047

		45,943,293
Software — 8.5%
Advent Software, Inc.	51,269	2,266,602
Aspen Technology, Inc. (a)	208,744	9,508,289
AVG Technologies NV (a)	469,668	12,779,666
Barracuda Networks, Inc. (a)	9,924	393,189
Ellie Mae, Inc. (a)	1,164	81,236
ePlus, Inc. (a)	33,196	2,544,473
FleetMatics Group PLC (a)	6,423	300,789
Gigamon, Inc. (a)	104,221	3,438,251
Infoblox, Inc. (a)	188,388	4,937,649

Common Stocks	Shares	Value
Software (concluded)
Manhattan Associates, Inc. (a)	343,950	$20,516,617
Mentor Graphics Corp.	59,400	1,569,942
Monotype Imaging Holdings, Inc.	40,789	983,423
Net1 UEPS Technologies, Inc. (a)	152,084	2,780,096
Paycom Software, Inc. (a)	8,710	297,447
Pegasystems, Inc.	34,170	782,151
Proofpoint, Inc. (a)	16,433	1,046,289
Qlik Technologies, Inc. (a)	152,429	5,328,918
RealPage, Inc. (a)	7,302	139,249
Telenav, Inc. (a)	15,686	126,272
TiVo, Inc. (a)	435,593	4,416,913
Upland Software, Inc. (a)	226	2,084
Vasco Data Security International, Inc. (a)(b)	30,455	919,436
Verint Systems, Inc. (a)	70,117	4,259,257
Viggle, Inc. (a)	16,470	16,882

		79,435,120
Specialty Retail — 2.1%
Aaron’s, Inc. (a)	155,406	5,627,251
ANN, Inc. (a)	44,785	2,162,668
Asbury Automotive Group, Inc. (a)	9,639	873,486
Citi Trends, Inc. (a)	30,817	745,771
Express, Inc. (a)	18,131	328,352
Haverty Furniture Cos., Inc.	40,190	868,908
Kirkland’s, Inc.	44,399	1,237,400
Outerwall, Inc.	68,686	5,227,691
Sears Hometown and Outlet Stores, Inc. (a)	55,996	531,962
Select Comfort Corp. (a)	45,630	1,372,094
Stage Stores, Inc.	51,361	900,358
Tilly’s, Inc., Class A (a)	11,425	110,480

		19,986,421
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc. (a)	200,784	2,678,459
Dot Hill Systems Corp. (a)	17,472	106,929
Quantum Corp. (a)	1,933,290	3,247,927

		6,033,315
Textiles, Apparel & Luxury Goods — 3.1%
Culp, Inc.	44,083	1,366,573
Deckers Outdoor Corp. (a)	96,320	6,932,150
Iconix Brand Group, Inc. (a)	204,668	5,110,560
Oxford Industries, Inc.	1,282	112,111
Skechers U.S.A., Inc., Class A (a)	126,260	13,862,085
Vince Holding Corp. (a)	137,029	1,641,607

		29,025,086
Thrifts & Mortgage Finance — 2.6%
Anchor BanCorp Wisconsin, Inc. (a)	13,552	514,705
Essent Group Ltd. (a)	14,311	391,406
EverBank Financial Corp.	747,300	14,684,445
HomeStreet, Inc. (a)	185,803	4,240,024
Meta Financial Group, Inc.	66,766	2,865,597
MGIC Investment Corp. (a)	65,858	749,464
Northwest Bancshares, Inc.	109,980	1,409,944

		24,855,585
Tobacco — 0.7%
Vector Group Ltd.	291,764	6,844,783

4	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.1%
Neff Corp., Class A (a)	48,442	$488,780
Total Common Stocks — 98.3%		922,638,697

Preferred Stocks
Household Durables — 0.0%
AliphCom (Acquired 6/03/14, cost $749,991) (a)(c)	66,562	569,498
Software — 0.6%
Illumio Inc., Series C (Acquired 3/10/15, cost $750,000) (a)(c)	46,673	750,000
MongoDB Series C (Acquired 12/19/13, cost $1,517,990) (a)(c)	60,511	1,257,419
MongoDB Series D (Acquired 12/19/13, cost $472,222) (a)(c)	18,824	391,163
MongoDB Series E (Acquired 12/19/13, cost $16,682) (a)(c)	665	13,819
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998) (a)(c)	326,264	2,900,487

		5,312,888
Total Preferred Stocks — 0.6%		5,882,386

Warrants (d)	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70)	1,000,249	—
Total Long-Term Investments (Cost — $823,146,908) — 98.9%		$928,521,083

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (e)(f)	6,574,500	6,574,500
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (e)(f)(g)	$ 9,234	9,234,179
Total Short-Term Securities (Cost — $15,808,679) — 1.7%		15,808,679
Total Investments (Cost — $838,955,587*) — 100.6%		944,329,762
Liabilities in Excess of Other Assets — (0.6)%		(5,650,445)

Net Assets — 100.0%		$938,679,317

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$845,584,586

Gross unrealized appreciation	$140,967,227
Gross unrealized depreciation	(42,222,051)

Net unrealized appreciation	$98,745,176

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $6,011,795 and an original cost of $5,810,283 which was 0.6% of its net assets.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,997,672	(7,423,172)	6,574,500	$8,143
BlackRock Liquidity Series, LLC, Money Market Series	$10,214,730	$(980,551)	$9,234,179	$1,553,870	[1]
[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS	JUNE 30, 2015	5

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
92	Russell 2000 Mini Index Futures	InterContinental Exchange	September 2015	USD	11,503,680	$(104,383)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Funds’ most recent financial statements as contained their semi-annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$6,457,807	—	—	$6,457,807
Airlines	16,721,235	—	—	16,721,235
Auto Components	31,561,093	—	—	31,561,093
Banks	6,668,888	—	—	6,668,888
Biotechnology	115,045,554	—	—	115,045,554
Building Products	8,369,349	—	—	8,369,349
Capital Markets	1,998,776	—	—	1,998,776
Chemicals	4,195,517	—	—	4,195,517
Commercial Services & Supplies	5,371,171	—	—	5,371,171
Communications Equipment	6,654,998	—	—	6,654,998
Construction & Engineering	497,441	—	—	497,441
Consumer Finance	248,844	—	—	248,844
Containers & Packaging	11,876,877	—	—	11,876,877
Distributors	9,447,768	—	—	9,447,768
Diversified Consumer Services	10,234,177	—	—	10,234,177
Diversified Financial Services	1,435,375	—	—	1,435,375
Diversified Telecommunication Services	12,902,132	—	$29,053	12,931,185
Electrical Equipment	2,625,618	—	—	2,625,618
Electronic Equipment, Instruments & Components	22,830,085	—	—	22,830,085
Energy Equipment & Services	3,696,947	—	—	3,696,947
Food & Staples Retailing	10,599,502	—	—	10,599,502
Food Products	4,959,939	—	—	4,959,939
Health Care Equipment & Supplies	52,075,993	—	—	52,075,993
Health Care Providers & Services	51,732,896	—	—	51,732,896
Health Care Technology	6,826,137	—	—	6,826,137
Hotels, Restaurants & Leisure	28,357,800	—	—	28,357,800
Household Durables	1,611,364	—	—	1,611,364
Insurance	481,400	—	—	481,400
Internet & Catalog Retail	4,326,966	—	—	4,326,966
Internet Software & Services	47,283,409	$129,409	—	47,412,818
IT Services	15,863,210	—	298	15,863,508
Leisure Products	13,006,936	—	—	13,006,936
Life Sciences Tools & Services	13,852,944	—	—	13,852,944
Machinery	28,031,268	—	—	28,031,268

6	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total
Marine	$247,027	—	—	$247,027
Media	4,605,616	—	—	4,605,616
Metals & Mining	258,296	—	—	258,296
Multiline Retail	10,779,341	—	—	10,779,341
Oil, Gas & Consumable Fuels	8,966,400	—	—	8,966,400
Paper & Forest Products	7,309,700	—	—	7,309,700
Personal Products	188,892	—	—	188,892
Pharmaceuticals	43,144,052	—	$65,843	43,209,895
Professional Services	31,724,245	—	—	31,724,245
Real Estate Investment Trusts (REITs)	26,647,215	—	—	26,647,215
Real Estate Management & Development	13,727,148	—	—	13,727,148
Road & Rail	4,354,363	—	—	4,354,363
Semiconductors & Semiconductor Equipment	45,943,293	—	—	45,943,293
Software	79,418,238	—	16,882	79,435,120
Specialty Retail	19,986,421	—	—	19,986,421
Technology Hardware, Storage & Peripherals	6,033,315	—	—	6,033,315
Textiles, Apparel & Luxury Goods	29,025,086	—	—	29,025,086
Thrifts & Mortgage Finance	24,855,585	—	—	24,855,585
Tobacco	6,844,783	—	—	6,844,783
Trading Companies & Distributors	488,780	—	—	488,780
Preferred Stocks:
Household Durables	—	—	569,498	569,498
Software	—	—	5,312,888	5,312,888
Warrants	—	—	—	—
Short-Term Securities	6,574,500	$9,234,179	—	15,808,679

Total	$928,971,712	$9,363,588	$5,994,462	$944,329,762

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(104,383)	—	—	$(104,383)

1  Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$198,900	—	—	$198,900
Liabilities:
Collateral on securities loaned at value	—	$(9,234,179)	—	(9,234,179)

Total	$198,900	$(9,234,179)	—	$(9,035,279)

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2015	7

Schedule of Investments June 30, 2015 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)		Par (000)	Value
Asset-Backed European Securitisation Transaction S.r.l., Series 9, Class A, 0.69%, 12/10/28 (a)	EUR	184	$205,296
AUTO ABS, Series 2012-3, Class A, 3.25%, 9/27/24		331	369,549
Bumper NL Finance BV, Series 6, Class A, 0.39%, 3/19/29 (a)		400	446,598
Delamare Cards, Series 2015-1, Class A1, 1.16%, 4/19/20 (a)	GBP	500	785,620
Driver GmbH, Series 12, Class A, 0.29%, 5/22/20 (a)	EUR	354	395,339
E-Carat PLC, Series 5, Class A, 0.91%, 4/18/23 (a)	GBP	475	747,035
Knollwood CDO Ltd., Series 2004-1A, Class C, 3.43%, 1/10/39 (a)(b)	USD	139	1
MOTOR PLC, Series 2015-1X, Class A2, 0.99%, 6/25/22 (a)	GBP	345	542,244
SMART Trust, Series 2014-2E, Class AE, 0.41%, 6/14/21 (a)	EUR	328	365,213
Sunrise Srl:
Series 2014-1, Class A, 0.96%, 5/27/31 (a)		92	102,401
Series 2015-2, Class A, 0.81%, 12/27/32 (a)		500	554,360
Turbo Finance PLC, Series 5, Class A, 0.98%, 8/20/21 (a)	GBP	420	660,765
Total Asset-Backed Securities — 0.8%			5,174,421

Common Stocks		Shares
Aerospace & Defense — 1.1%
Airbus Group SE		18,062	1,176,513
BAE Systems PLC		49,652	351,803
Bombardier, Inc., Class B		141,791	255,428
CAE, Inc.		24,645	293,412
Cobham PLC		114,879	474,448
Finmeccanica SpA (c)		12,749	160,371
MacDonald Dettwiler & Associates Ltd.		3,574	261,168
Meggitt PLC		53,073	388,637
MTU Aero Engines AG		9,869	928,833
QinetiQ Group PLC		92,940	327,228
Rolls-Royce Holdings PLC		24,489	334,499
Safran SA		13,708	931,589
Thales SA		6,841	413,341
Ultra Electronics Holdings PLC		13,673	380,674
Zodiac Aerospace		22,643	737,569

			7,415,513

Common Stocks	Shares	Value
Air Freight & Logistics — 0.3%
Bollore SA	76,683	$410,211
bpost SA	7,235	198,964
Cia de Distribucion Integral Logista Holdings SA	2,833	56,219
Deutsche Post AG, Registered Shares	28,160	822,817
Kintetsu World Express, Inc.	2,200	98,731
Oesterreichische Post AG	1,584	72,871
PostNL NV (c)	28,998	129,445
TNT Express NV	43,459	369,087
Yamato Holdings Co. Ltd.	9,100	175,954

		2,334,299
Airlines — 0.3%
Air Canada (c)	15,667	165,701
Air France-KLM (c)(d)	34,992	246,878
ANA Holdings, Inc.	89,000	241,308
Deutsche Lufthansa AG, Registered Shares	26,767	345,350
International Consolidated Airlines Group SA (c)	110,404	861,320
Japan Airlines Co. Ltd.	5,700	198,642
Qantas Airways Ltd. (c)	51,803	125,881

		2,185,080
Auto Components – 2.2%
Aisin Seiki Co. Ltd.	8,600	365,666
Brembo SpA	11,729	500,363
Bridgestone Corp.	22,900	846,443
Calsonic Kansei Corp.	58,000	412,430
Cie Generale des Etablissements Michelin	9,369	985,844
Continental AG	10,698	2,533,049
Denso Corp.	13,600	676,642
Eagle Industry Co. Ltd.	3,200	74,409
ElringKlinger AG	15,166	407,867
Exedy Corp.	3,300	82,396
Faurecia	14,861	614,372
FCC Co. Ltd.	4,300	65,630
GKN PLC	35,074	184,271
Koito Manufacturing Co. Ltd.	9,600	373,797
Leoni AG	5,829	368,403
Linamar Corp.	1,432	93,005
Magna International, Inc.	3,818	214,285
Mitsuba Corp.	2,700	70,846
NGK Spark Plug Co. Ltd.	20,100	556,653
NHK Spring Co. Ltd.	24,900	274,158
Nifco, Inc.	2,900	125,692
Nippon Seiki Co. Ltd.	5,000	99,414
Nissin Kogyo Co. Ltd.	4,900	80,834
NOK Corp.	6,300	195,198

Portfolio Abbreviations

AUD	Australian Dollar	HUF	Hungarian Forint	REIT	Real Estate Investment Trust
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian New Leu
CAD	Canadian Dollar	INR	Indian Rupee	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	Korean Won	SGD	Singapore Dollar
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CZK	Czech Koruna	MXN	Mexican Peso	THB	Thai Baht
DKK	Danish Krone	MYR	Malaysian Ringgit	TRY	Turkish Lira
ETF	Exchange Traded Fund	NOK	Norwegian Krone	TWD	Taiwan New Dollar
EUR	Euro	NZD	New Zealand Dollar	USD	U.S. Dollar
EURIBOR	Euro Interbank Offer Rate	PHP	Philippine Peso	ZAR	South African Rand
GBP	British Pound	PLN	Polish Zloty

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components (concluded)
Nokian Renkaat OYJ	2,752	$86,221
Pirelli & C. SpA	18,600	313,916
Plastic Omnium SA	21,403	547,535
Showa Corp.	6,300	62,691
Stanley Electric Co. Ltd.	18,400	383,214
Sumitomo Electric Industries Ltd.	20,700	320,381
Sumitomo Rubber Industries Ltd.	15,200	235,453
Tokai Rika Co. Ltd.	8,600	214,808
Topre Corp.	4,600	83,009
Toyo Tire & Rubber Co. Ltd.	16,800	355,018
Toyoda Gosei Co. Ltd.	13,600	327,818
Toyota Boshoku Corp.	11,700	197,167
Toyota Industries Corp.	7,800	444,182
TPR Co. Ltd.	2,300	69,048
TS Tech Co. Ltd.	12,700	339,595
Unipres Corp.	3,300	68,991
Valeo SA	5,494	869,059
The Yokohama Rubber Co. Ltd.	13,000	260,853

		15,380,626
Automobiles — 2.4%
Bayerische Motoren Werke AG	28,271	3,096,090
Daihatsu Motor Co. Ltd.	10,400	148,025
Daimler AG, Registered Shares	39,364	3,585,895
Fiat Chrysler Automobiles NV (c)	29,955	439,446
Fuji Heavy Industries Ltd.	20,200	742,770
Honda Motor Co. Ltd.	22,300	720,733
Isuzu Motors Ltd.	19,900	261,079
Mazda Motor Corp.	27,300	534,228
Mitsubishi Motors Corp.	28,100	238,963
Nissan Motor Co. Ltd.	52,900	552,644
Peugeot SA (c)	38,329	790,416
Porsche Automobil Holding SE, Preference Shares	7,780	655,984
Renault SA	13,345	1,399,192
Suzuki Motor Corp.	10,300	347,620
Toyota Motor Corp.	17,400	1,164,361
Volkswagen AG	6,494	1,503,666
Yamaha Motor Co. Ltd.	23,300	509,098

		16,690,210
Banks — 0.7%
Aozora Bank Ltd.	40,000	150,921
The Bank of Yokohama Ltd.	25,000	153,099
The Chiba Bank Ltd.	19,000	144,681
The Chugoku Bank Ltd.	8,000	126,095
Fukuoka Financial Group, Inc.	26,000	134,761
The Gunma Bank Ltd.	16,000	118,054
The Hachijuni Bank Ltd.	17,000	128,181
The Hiroshima Bank Ltd.	20,000	119,425
Hokuhoku Financial Group, Inc.	52,000	122,681
The Iyo Bank Ltd.	10,800	132,591
The Joyo Bank Ltd.	25,000	139,986
The Keiyo Bank Ltd.	15,000	78,809
Mitsubishi UFJ Financial Group, Inc.	81,700	587,788
Mizuho Financial Group, Inc.	213,400	461,741
The Nishi-Nippon City Bank Ltd.	36,000	103,723
North Pacific Bank Ltd.	18,800	83,933
Resona Holdings, Inc.	41,700	227,437
Senshu Ikeda Holdings, Inc.	15,700	71,179
Seven Bank Ltd.	32,200	149,061
Shinsei Bank Ltd.	70,000	141,068
The Shizuoka Bank Ltd.	14,000	146,142
Sumitomo Mitsui Financial Group, Inc.	10,900	485,259
Sumitomo Mitsui Trust Holdings, Inc.	57,000	260,752
Suruga Bank Ltd.	6,700	143,522

Common Stocks	Shares	Value
Banks (concluded)
Yamaguchi Financial Group, Inc.	9,000	$112,070

		4,522,959
Beverages — 0.4%
Anheuser-Busch InBev NV	2,167	260,778
Asahi Group Holdings Ltd.	7,400	235,011
Davide Campari-Milano SpA	27,981	213,008
Heineken NV	12,214	928,601
Ito En Ltd.	4,500	94,393
Kirin Holdings Co. Ltd.	15,100	207,990
Pernod Ricard SA	5,535	639,861
Remy Cointreau SA	2,091	151,066

		2,730,708
Building Products — 0.4%
Aica Kogyo Co. Ltd.	4,300	99,884
Asahi Glass Co. Ltd.	45,000	270,159
Bunka Shutter Co. Ltd.	7,000	55,199
Cie de Saint-Gobain	17,596	794,309
Daikin Industries Ltd.	7,800	560,729
LIXIL Group Corp.	8,500	168,603
Nichias Corp.	10,000	61,944
Sankyo Tateyama, Inc.	2,700	45,589
Sanwa Holdings Corp.	11,900	100,110
TOTO Ltd.	10,000	180,239
Wienerberger AG	7,311	115,099

		2,451,864
Capital Markets — 0.2%
Daiwa Securities Group, Inc.	30,000	224,421
Ichiyoshi Securities Co. Ltd.	4,900	47,843
Jafco Co. Ltd.	2,400	95,645
kabu.com Securities Co. Ltd.	25,400	84,945
Kyokuto Securities Co. Ltd.	3,400	49,240
Matsui Securities Co. Ltd.	9,300	81,582
Nomura Holdings, Inc.	43,500	293,705
Okasan Securities Group, Inc.	10,000	70,245
SBI Holdings, Inc.	9,200	126,476
Tokai Tokyo Financial Holdings, Inc.	12,200	88,679

		1,162,781
Chemicals — 1.9%
Agrium, Inc.	5,736	607,906
Air Liquide SA	1,938	245,914
Air Water, Inc.	5,000	91,412
Akzo Nobel NV	2,459	179,530
Arkema SA	6,707	484,834
Asahi Kasei Corp.	27,000	221,470
BASF SE	3,474	305,688
Croda International PLC	4,923	212,865
Daicel Corp.	13,500	173,235
Denki Kagaku Kogyo KK	26,000	115,532
DIC Corp.	57,000	142,305
FUCHS PETROLUB SE	6,371	269,384
Hitachi Chemical Co. Ltd.	6,900	124,276
Incitec Pivot Ltd.	113,582	336,742
Johnson Matthey PLC	7,101	338,631
JSR Corp.	11,800	208,309
K+S AG	12,795	539,538
Kaneka Corp.	6,000	43,818
Kansai Paint Co. Ltd.	8,000	123,946
Koninklijke DSM NV	3,221	187,012
Kuraray Co. Ltd.	15,200	185,673
LANXESS AG	4,300	253,710
Lenzing AG	823	58,762
Linde AG	1,654	313,456

2	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Lintec Corp.	500	$11,433
Methanex Corp.	2,617	146,083
Mitsubishi Chemical Holdings Corp.	31,100	195,514
Mitsubishi Gas Chemical Co, Inc.	5,000	27,996
Mitsui Chemicals, Inc.	27,000	100,312
Nihon Parkerizing Co. Ltd.	7,400	75,062
Nippon Kayaku Co. Ltd.	11,000	118,594
Nippon Paint Holdings Co. Ltd.	7,100	200,082
Nippon Shokubai Co. Ltd.	2,000	27,358
The Nippon Synthetic Chemical Industry Co. Ltd.	8,000	54,311
Nissan Chemical Industries Ltd.	5,200	114,748
Nitto Denko Corp.	3,700	303,853
NOF Corp.	11,000	88,249
OCI NV (c)	23,593	668,665
Orica Ltd.	20,111	330,120
Potash Corp. of Saskatchewan, Inc.	15,763	488,161
Shin-Etsu Chemical Co. Ltd.	10,100	626,310
Showa Denko KK	7,000	9,270
Solvay SA	6,232	858,556
Sumitomo Chemical Co. Ltd.	59,000	354,496
Symrise AG	5,626	349,404
Taiyo Holdings Co. Ltd.	2,400	100,321
Taiyo Nippon Sanso Corp.	23,000	278,340
Teijin Ltd.	9,000	34,924
Toray Industries, Inc.	33,000	278,939
Tosoh Corp.	25,000	155,340
Toyobo Co. Ltd.	36,000	57,343
Ube Industries Ltd.	9,000	16,977
Umicore SA	11,591	550,418
Victrex PLC	6,677	202,381
Wacker Chemie AG	2,248	232,271
Zeon Corp.	16,000	147,564

		12,967,343
Commercial Services & Supplies — 0.8%
Aeon Delight Co. Ltd.	3,000	91,925
Aggreko PLC	11,411	257,742
Babcock International Group PLC	1,787	30,276
Berendsen PLC	987	15,800
Bilfinger SE	3,745	141,641
Brambles Ltd.	93,074	759,272
Dai Nippon Printing Co. Ltd.	20,000	206,377
Downer EDI Ltd.	49,350	181,645
Edenred	5,340	131,945
G4S PLC	37,589	158,494
HomeServe PLC	26,826	181,588
Park24 Co. Ltd.	4,900	83,885
Pilot Corp.	2,800	109,388
Progressive Waste Solutions Ltd.	19,419	520,846
Prosegur Cia de Seguridad SA	53,748	295,606
Regus PLC	66,904	274,126
Rentokil Initial PLC	68,141	158,253
Ritchie Bros Auctioneers, Inc.	15,237	425,148
Secom Co. Ltd.	3,700	240,373
Serco Group PLC	89,745	166,421
Societe BIC SA	3,757	598,955
Sohgo Security Services Co. Ltd.	4,000	157,974

		5,187,680
Communications Equipment — 0.1%
Alcatel-Lucent (c)	119,026	434,116
Hitachi Kokusai Electric, Inc.	6,000	91,147

		525,263

Common Stocks	Shares	Value
Construction & Engineering — 1.0%
Abengoa SA, B Shares	50,524	$159,326
ACS Actividades de Construccion y Servicios SA	37,964	1,224,568
Arcadis NV	12,809	352,294
Balfour Beatty PLC	104,447	396,985
Boskalis Westminster NV	4,743	232,823
Bouygues SA	7,400	276,661
Chiyoda Corp.	17,000	150,465
Cie d’Entreprises CFE	575	71,470
COMSYS Holdings Corp.	7,700	114,540
Eiffage SA	2,722	151,568
Ferrovial SA	35,561	772,618
Fomento de Construcciones y Contratas SA (c)	14,203	144,817
Hazama Ando Corp.	13,700	74,173
JGC Corp.	10,000	188,772
Kajima Corp.	46,000	216,052
Kyowa Exeo Corp.	7,100	82,620
Maeda Road Construction Co. Ltd.	6,000	110,397
Nippo Corp.	5,000	85,715
Obayashi Corp.	34,000	247,933
Obrascon Huarte Lain SA (d)	26,319	449,488
Orascom Construction Ltd. (c)	6,870	88,891
Sacyr SA (c)	11,503	43,786
Shimizu Corp.	25,000	210,389
SNC-Lavalin Group, Inc.	1,215	40,818
Sumitomo Mitsui Construction Co. Ltd.	54,800	71,610
Taisei Corp.	28,000	160,748
Toshiba Plant Systems & Services Corp.	6,600	80,369
Vinci SA	13,522	784,788

		6,984,684
Construction Materials — 0.4%
Boral Ltd.	48,157	216,941
Buzzi Unicem SpA	26,756	381,167
HeidelbergCement AG	3,654	289,605
Imerys SA	4,029	309,078
Italcementi SpA	12,565	82,962
James Hardie Industries PLC	74,053	985,662
Sumitomo Osaka Cement Co. Ltd.	27,000	99,863
Taiheiyo Cement Corp.	70,000	204,707
Vicat	1,739	119,229

		2,689,214
Consumer Finance — 0.1%
Acom Co. Ltd. (c)	43,200	165,602
AEON Financial Service Co. Ltd.	4,900	135,948
Aiful Corp. (c)	25,000	80,523
Credit Saison Co. Ltd.	5,700	122,041
Hitachi Capital Corp.	4,400	116,338
J Trust Co. Ltd.	9,700	91,541
Orient Corp. (c)	47,200	83,944

		795,937
Containers & Packaging — 0.2%
Amcor Ltd.	35,925	379,638
CCL Industries, Inc.	3,356	411,641
DS Smith PLC	14,540	88,173
FP Corp.	2,400	87,382
Rexam PLC	34,411	298,446
Toyo Seikan Group Holdings Ltd.	500	8,022

		1,273,302
Distributors — 0.1%
D’ieteren SA/NV	14,575	521,592

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc.	5,500	$137,882
Navitas Ltd.	21,342	70,420

		208,302
Diversified Financial Services — 0.1%
Century Tokyo Leasing Corp.	3,200	103,355
Fuyo General Lease Co. Ltd.	1,800	76,855
IBJ Leasing Co. Ltd.	2,800	65,010
Japan Exchange Group, Inc.	4,900	158,854
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,400	122,493
ORIX Corp.	18,000	267,291
Ricoh Leasing Co. Ltd.	2,000	61,295

		855,153
Diversified Telecommunication Services — 0.1%
Nippon Telegraph & Telephone Corp.	15,400	557,723
Electric Utilities — 0.1%
Tohoku Electric Power Co., Inc.	15,500	209,862
Tokyo Electric Power Co., Inc. (c)	42,900	233,715

		443,577
Electrical Equipment — 0.8%
Alstom SA (c)	13,938	395,899
Fuji Electric Co. Ltd.	23,000	98,922
Fujikura Ltd.	21,000	117,408
Furukawa Electric Co. Ltd.	19,000	33,841
Gamesa Corp Tecnologica SA	9,280	146,603
GS Yuasa Corp.	36,000	141,363
Legrand SA	9,569	538,563
Mabuchi Motor Co. Ltd.	6,700	423,791
Mitsubishi Electric Corp.	32,000	413,207
Nexans SA	4,937	185,669
Nidec Corp.	6,700	501,413
OSRAM Licht AG	9,139	437,217
Prysmian SpA	11,878	256,760
Schneider Electric SE	18,629	1,289,856
SGL Carbon SE (d)	15,253	246,181
Ushio, Inc.	20,700	269,444

		5,496,137
Electronic Equipment, Instruments & Components — 1.1%
Alps Electric Co. Ltd.	13,000	400,913
Anritsu Corp.	9,900	66,738
Celestica, Inc. (c)	7,083	82,455
Citizen Holdings Co. Ltd.	56,600	394,884
Electrocomponents PLC	49,152	163,287
Enplas Corp.	1,600	65,055
Halma PLC	24,806	296,823
Hamamatsu Photonics KK	10,900	321,410
Hirose Electric Co. Ltd.	1,755	251,454
Hitachi High-Technologies Corp.	8,500	238,950
Hitachi Ltd.	67,000	441,366
Horiba Ltd.	2,400	97,489
Hoya Corp.	9,900	396,492
Ibiden Co. Ltd.	4,800	81,175
Ingenico Group	1,327	156,120
Japan Aviation Electronics Industry Ltd.	4,000	108,740
Japan Display, Inc.	9,000	33,971
Keyence Corp.	900	485,079
Kyocera Corp.	9,600	499,128
Murata Manufacturing Co. Ltd.	2,700	471,192
Nippon Electric Glass Co. Ltd.	9,000	45,513
Oki Electric Industry Co. Ltd.	39,000	81,820
Omron Corp.	6,900	299,724
Renishaw PLC	4,198	150,841
Shimadzu Corp.	15,000	203,582

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
Spectris PLC	7,726	$255,972
Tabuchi Electric Co. Ltd.	4,300	40,024
Taiyo Yuden Co. Ltd.	6,400	89,711
TDK Corp.	5,200	398,177
Topcon Corp.	11,500	277,090
Yaskawa Electric Corp.	19,800	253,251
Yokogawa Electric Corp.	24,500	315,541

		7,463,967
Food & Staples Retailing — 1.2%
Aeon Co. Ltd.	18,800	266,774
Ain Pharmaciez, Inc.	1,900	88,115
Carrefour SA	32,378	1,040,421
Casino Guichard Perrachon SA	4,456	338,222
Colruyt SA	17,919	803,811
Cosmos Pharmaceutical Corp.	700	94,983
Delhaize Group SA	3,879	315,508
Distribuidora Internacional de Alimentacion SA	72,094	552,499
FamilyMart Co. Ltd.	3,300	151,751
Jeronimo Martins SGPS SA	80,206	1,034,174
Koninklijke Ahold NV	26,030	488,653
Kusuri No Aoki Co. Ltd.	2,000	88,525
Lawson, Inc.	2,300	157,392
Matsumotokiyoshi Holdings Co. Ltd.	2,400	110,721
METRO AG	29,580	934,261
Mitsubishi Shokuhin Co. Ltd.	3,700	82,812
Seven & i Holdings Co. Ltd.	8,900	382,038
Sonae SGPS SA	368,333	484,059
Sugi Holdings Co. Ltd.	2,400	122,446
Sundrug Co. Ltd.	2,200	131,000
Tsuruha Holdings, Inc.	1,700	132,235
Valor Co. Ltd.	3,200	80,103
Welcia Holdings Co. Ltd.	2,200	100,427

		7,980,930
Food Products — 0.5%
Ajinomoto Co., Inc.	9,000	194,627
Calbee, Inc.	3,600	151,661
Danone SA	9,423	610,371
Ebro Foods SA	10,103	195,739
Ezaki Glico Co. Ltd.	3,300	163,887
Kewpie Corp.	5,800	122,805
Kikkoman Corp.	5,000	156,118
Maruha Nichiro Corp.	4,000	64,628
MEIJI Holdings Co. Ltd.	1,400	180,642
NH Foods Ltd.	6,000	136,828
Nichirei Corp.	16,000	110,420
Nissin Foods Holdings Co. Ltd.	3,600	157,728
Suedzucker AG (d)	19,114	318,361
Toyo Suisan Kaisha Ltd.	3,600	131,173
Unilever NV	17,379	726,602
Viscofan SA	2,029	122,743
Yakult Honsha Co. Ltd.	3,400	201,381

		3,745,714
Gas Utilities — 0.0%
Osaka Gas Co. Ltd.	41,000	161,819
Tokyo Gas Co. Ltd.	35,000	185,804

		347,623
Health Care Equipment & Supplies — 0.1%
Asahi Intecc Co. Ltd.	1,600	109,618
Nakanishi, Inc.	2,300	90,871
Nihon Kohden Corp.	4,000	98,961
Olympus Corp.	6,000	207,150
Sysmex Corp.	3,600	214,407

4	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Terumo Corp.	7,400	$177,454

		898,461
Health Care Providers & Services — 0.1%
Alfresa Holdings Corp.	8,000	124,489
Medipal Holdings Corp.	9,100	148,217
Miraca Holdings, Inc.	2,100	104,925
Ship Healthcare Holdings, Inc.	3,200	66,128

		443,759
Health Care Technology — 0.0%
M3, Inc.	7,900	158,801
Hotels, Restaurants & Leisure — 0.8%
Accor SA	18,496	936,087
Aristocrat Leisure Ltd.	85,874	506,390
Autogrill SpA (c)	67,920	568,974
Betfair Group PLC	1,855	70,144
Compass Group PLC	21,722	359,261
Flight Centre Travel Group Ltd.	4,836	127,104
HIS Co. Ltd.	3,400	115,794
InterContinental Hotels Group PLC	7,425	299,350
International Game Technology PLC (c)	11,736	208,431
Melia Hotels International SA	27,654	365,029
Merlin Entertainments PLC	38,082	255,409
Oriental Land Co. Ltd.	4,000	255,157
Resorttrust, Inc.	4,400	106,968
Restaurant Brands International, Inc.	1,666	63,705
Sodexo SA	12,587	1,198,257
William Hill PLC	2,765	17,515

		5,453,575
Household Durables — 0.5%
Casio Computer Co. Ltd.	15,800	311,651
De’ Longhi	3,738	85,704
Fujitsu General Ltd.	5,000	64,070
Haseko Corp.	10,800	127,214
Iida Group Holdings Co. Ltd.	10,200	162,153
Misawa Homes Co. Ltd.	4,900	42,628
Nikon Corp.	45,300	523,518
Panasonic Corp.	43,900	601,264
Pressance Corp.	1,600	53,640
Rinnai Corp.	2,100	165,365
SEB SA	924	86,317
Sekisui Chemical Co. Ltd.	16,000	196,417
Sekisui House Ltd.	12,300	195,336
Sharp Corp. (d)	167,000	202,924
Sony Corp. (c)	9,900	281,129
Starts Corp., Inc.	4,100	63,900
Sumitomo Forestry Co. Ltd.	7,800	96,190

		3,259,420
Household Products — 0.0%
Pigeon Corp.	4,200	132,270
Unicharm Corp.	9,800	232,794

		365,064
Independent Power and Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd.	4,700	166,032
Industrial Conglomerates — 0.7%
DCC PLC	473	37,145
Keihan Electric Railway Co. Ltd.	18,000	104,821
Koninklijke Philips NV	33,528	855,719
Nisshinbo Holdings, Inc.	6,000	67,060
Rheinmetall AG	3,134	158,966
Siemens AG, Registered Shares (c)	23,357	2,363,066
Smiths Group PLC	29,877	529,586

Common Stocks	Shares	Value
Industrial Conglomerates (concluded)
Toshiba Corp.	123,000	$421,804

		4,538,167
Insurance — 0.2%
The Dai-ichi Life Insurance Co. Ltd.	16,500	324,019
MS&AD Insurance Group Holdings, Inc.	8,300	258,365
Sompo Japan Nipponkoa Holdings, Inc.	6,900	252,652
Sony Financial Holdings, Inc.	8,300	145,323
T&D Holdings, Inc.	11,800	175,909
Tokio Marine Holdings, Inc.	7,800	324,395

		1,480,663
Internet & Catalog Retail — 0.1%
ASOS PLC (c)	2,210	134,696
Rakuten, Inc.	21,300	343,870
Start Today Co. Ltd.	4,200	117,460
Yoox SpA (c)	11,382	368,338

		964,364
Internet Software & Services — 0.2%
COOKPAD, Inc.	7,200	130,547
Dena Co. Ltd.	4,000	78,611
F@N Communications, Inc.	10,200	75,442
GMO internet, Inc.	5,600	75,079
Gree, Inc.	27,600	161,176
Kakaku.com, Inc.	7,600	109,962
Mixi, Inc.	3,200	158,761
United Internet AG	929	41,290
Yahoo Japan Corp.	79,100	319,251

		1,150,119
IT Services — 0.5%
Amadeus IT Holding SA, A Shares	9,085	362,676
Atos SE (c)	2,268	169,473
Cap Gemini SA	3,672	325,768
CGI Group, Inc. (c)	5,640	220,588
Computershare Ltd.	72,841	656,041
DH Corp.	5,931	189,564
Fujitsu Ltd.	48,000	268,193
Indra Sistemas SA	14,837	152,585
Itochu Techno-Solutions Corp.	5,000	124,518
NEC Networks & System Integration Corp.	4,100	89,465
Nomura Research Institute Ltd.	4,900	191,609
NS Solutions Corp.	3,200	105,811
NTT Data Corp.	7,200	314,429
Obic Co. Ltd.	3,300	147,123
Otsuka Corp.	2,800	130,709
SCSK Corp.	4,100	125,027
Transcosmos, Inc.	3,800	101,081

		3,674,660
Leisure Products — 0.2%
Bandai Namco Holdings, Inc.	20,800	401,951
Heiwa Corp.	4,600	91,568
Sega Sammy Holdings, Inc.	11,900	155,596
Shimano, Inc.	4,500	614,072
Universal Entertainment Corp.	4,500	101,656
Yamaha Corp.	18,000	362,783

		1,727,626
Machinery — 2.2%
Aalberts Industries NV	8,475	252,005
Amada Holdings Co. Ltd.	20,200	213,213
ANDRITZ AG	4,749	262,981
Bodycote PLC	24,375	258,001
Cargotec OYJ, B Shares	1,148	43,597

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
CNH Industrial NV (c)	69,467	$633,884
Construcciones y Auxiliar de Ferrocarriles SA	1,731	514,391
DMG MORI SEIKI AG	5,979	215,794
Duerr AG	2,349	218,815
Ebara Corp.	36,000	174,208
FANUC Corp.	3,800	777,539
GEA Group AG	6,537	291,636
Glory Ltd.	400	11,834
Hino Motors Ltd.	15,900	196,560
Hitachi Construction Machinery Co. Ltd.	12,200	213,567
Hoshizaki Electric Co. Ltd.	4,100	241,160
IHI Corp.	75,000	349,213
IMI PLC	13,732	242,746
The Japan Steel Works Ltd.	19,000	78,516
JTEKT Corp.	16,600	313,913
Kawasaki Heavy Industries Ltd.	87,000	405,524
KION Group AG	3,483	167,091
Komatsu Ltd.	23,500	471,488
Kone OYJ, B Shares	10,656	432,528
Konecranes OYJ	1,556	45,352
Krones AG	1,854	193,730
Kubota Corp.	39,000	618,399
KUKA AG	5,167	430,382
Makita Corp.	8,500	460,350
MAN SE	8,950	922,081
Melrose Industries PLC	60,877	236,611
Metso OYJ	3,781	103,917
Minebea Co. Ltd.	14,000	231,117
Mitsubishi Heavy Industries Ltd.	74,000	449,843
Mitsui Engineering & Shipbuilding Co. Ltd.	88,000	152,244
Nabtesco Corp.	6,200	155,519
Nachi-Fujikoshi Corp.	15,000	88,358
Namura Shipbuilding Co. Ltd.	6,000	51,422
NGK Insulators Ltd.	13,000	334,504
NSK Ltd.	21,500	331,513
NTN Corp.	24,000	150,772
Obara Group, Inc.	1,500	80,610
OKUMA Corp.	23,000	259,539
OSG Corp.	9,600	205,784
Rational AG	397	145,813
Rotork PLC	38,593	141,079
SMC Corp.	1,600	481,471
Spirax-Sarco Engineering PLC	2,286	121,924
Sumitomo Heavy Industries Ltd.	51,000	297,042
Tadano Ltd.	6,000	89,615
Takuma Co. Ltd.	8,000	50,910
THK Co. Ltd.	13,500	291,333
Tsubakimoto Chain Co.	10,000	97,685
Vallourec SA	15,729	321,338
Vesuvius PLC	34,882	232,486
Wartsila OYJ Abp	4,424	207,296
The Weir Group PLC	9,412	250,849
Zardoya Otis SA (c)	9,869	107,698

		15,318,790
Marine — 0.1%
Kawasaki Kisen Kaisha Ltd.	103,000	242,992
Nippon Yusen KK	73,000	203,236

		446,228
Media — 3.6%
Aimia, Inc.	5,160	56,186
Altice SA (c)	7,768	1,069,964
Atresmedia Corp de Medios de Comunicacion SA	39,120	608,019
Avex Group Holdings, Inc.	3,900	68,433

Common Stocks	Shares	Value
Media (concluded)
Axel Springer SE	21,733	$1,141,412
Corus Entertainment, Inc.	1,085	14,481
CTS Eventim AG & Co. KGaA	339	12,360
CyberAgent, Inc.	2,000	94,881
Daiichikosho Co. Ltd.	2,900	102,064
Daily Mail & General Trust PLC	17,100	249,519
Dentsu, Inc.	9,100	470,766
Eutelsat Communications SA	23,164	748,273
Fuji Media Holdings, Inc.	9,100	120,735
Hakuhodo DY Holdings, Inc.	12,400	132,611
Havas SA	73,015	609,375
Informa PLC	31,312	268,921
JCDecaux SA	18,364	767,953
Kabel Deutschland Holding AG	5,685	760,741
Kadokawa Dwango (c)	4,700	60,969
Lagardere SCA	17,709	518,181
Mediaset Espana Comunicacion SA	60,146	789,641
Mediaset SpA	176,201	848,272
Metropole Television SA	36,541	711,643
Nippon Television Holdings, Inc.	8,900	157,214
NOS SGPS	89,781	719,616
Numericable-SFR SAS (c)	39,878	2,113,759
Pearson PLC	27,257	516,093
ProSiebenSat.1 Media AG	32,939	1,626,996
Publicis Groupe SA	14,396	1,067,077
REA Group Ltd.	364	10,979
Reed Elsevier NV	15,725	374,031
Reed Elsevier PLC	34,055	553,414
RTL Group SA	3,706	335,023
SES SA, Receipt	25,222	847,915
Sky PLC	507	8,258
Societe Television Francaise 1	38,071	654,975
Technicolor SA	105,297	688,671
Telenet Group Holding NV (c)	7,534	409,907
Thomson Reuters Corp.	12,727	484,625
Toho Co. Ltd.	5,200	129,299
UBM PLC	57,782	485,499
Usen Corp. (c)	17,000	48,853
Vivendi SA	82,617	2,094,891
Wolters Kluwer NV	32,383	963,842
WPP PLC	14,780	331,753

		24,848,090
Metals & Mining — 1.2%
Acerinox SA	66,018	913,831
Alumina Ltd.	300,683	353,935
Anglo American PLC	7,041	101,717
Antofagasta PLC	4,339	46,964
APERAM SA (c)	6,547	265,056
ArcelorMittal	32,061	311,365
Asahi Holdings, Inc.	3,100	52,781
Aurubis AG	2,844	167,079
Barrick Gold Corp.	28,000	299,279
BHP Billiton Ltd.	12,161	248,070
BlueScope Steel Ltd.	141,675	326,949
Daido Steel Co. Ltd.	6,000	24,993
Dowa Holdings Co. Ltd.	10,000	94,502
Eramet	1,626	126,235
Evraz PLC (c)	143,277	277,351
First Quantum Minerals Ltd.	1,858	24,292
Fortescue Metals Group Ltd.	8,185	12,055
Franco-Nevada Corp.	3,586	171,031
Glencore PLC	23,690	95,001
Goldcorp, Inc.	1,271	20,627
Hitachi Metals Ltd.	16,000	245,975

6	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
Iluka Resources Ltd.	65,764	$388,909
JFE Holdings, Inc.	12,700	281,380
KAZ Minerals PLC	26,901	85,878
Kinross Gold Corp. (c)	117,436	273,610
Kobe Steel Ltd.	103,000	173,288
Maruichi Steel Tube Ltd.	3,600	89,353
Mitsubishi Materials Corp.	44,000	168,948
Mitsui Mining & Smelting Co. Ltd.	73,000	197,593
New Gold, Inc. (c)	42,788	114,764
Newcrest Mining Ltd. (c)	1,992	20,058
Nippon Steel & Sumitomo Metal Corp.	138,000	357,814
NV Bekaert SA	15,819	446,520
Randgold Resources Ltd.	503	33,739
Rio Tinto Ltd.	6,631	274,303
Salzgitter AG	4,685	167,488
Silver Wheaton Corp.	796	13,798
Sims Metal Management Ltd.	20,109	161,668
Sumitomo Metal Mining Co. Ltd.	15,000	228,135
Teck Resources Ltd.	10,745	106,504
ThyssenKrupp AG	10,525	273,803
Vedanta Resources PLC	11,478	93,738
voestalpine AG	2,562	106,778

		8,237,157
Multiline Retail — 0.2%
Don Quijote Holdings Co. Ltd.	3,400	144,667
Hudson’s Bay Co.	14,538	323,002
Isetan Mitsukoshi Holdings Ltd.	10,800	192,949
Izumi Co. Ltd.	2,600	109,759
J Front Retailing Co. Ltd.	8,300	156,217
Marui Group Co. Ltd.	11,300	152,669
Ryohin Keikaku Co. Ltd.	700	135,743
Seria Co. Ltd.	2,100	79,018
Takashimaya Co. Ltd.	13,000	117,837

		1,411,861
Oil, Gas & Consumable Fuels — 0.1%
Inpex Corp.	23,900	271,288
JX Holdings, Inc.	54,100	233,244
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (c)(e)	3,200	5,376
Matador Resources Co. (c)	939	23,475
Nippon Gas Co. Ltd.	3,100	97,027
Showa Shell Sekiyu KK	14,400	125,821

		756,231
Paper & Forest Products — 0.2%
Canfor Corp. (c)	18,891	411,397
Daio Paper Corp.	8,000	80,392
Mondi PLC	1,883	40,539
Norbord, Inc.	6,131	129,180
Oji Holdings Corp.	35,000	152,104
West Fraser Timber Co Ltd.	8,384	460,684

		1,274,296
Personal Products — 0.3%
Beiersdorf AG	6,533	547,403
Dr Ci:Labo Co. Ltd.	1,900	66,687
Kao Corp.	5,900	274,391
Kobayashi Pharmaceutical Co. Ltd.	1,700	115,454
Kose Corp.	2,500	205,607
L’Oreal SA	2,988	534,617
Shiseido Co. Ltd.	10,100	229,081

		1,973,240

Common Stocks	Shares	Value
Pharmaceuticals — 0.6%
Astellas Pharma, Inc.	23,600	$336,202
AstraZeneca PLC	30	1,899
Chugai Pharmaceutical Co. Ltd.	8,900	306,991
Daiichi Sankyo Co. Ltd.	12,700	234,703
Eisai Co. Ltd.	4,200	281,587
Hisamitsu Pharmaceutical Co., Inc.	3,100	120,343
Kaken Pharmaceutical Co. Ltd.	3,000	104,734
KYORIN Holdings, Inc.	4,000	81,553
Kyowa Hakko Kirin Co. Ltd.	13,000	169,882
Mitsubishi Tanabe Pharma Corp.	11,800	176,786
Mochida Pharmaceutical Co. Ltd.	1,300	73,549
Ono Pharmaceutical Co. Ltd.	2,500	272,862
Otsuka Holdings Co. Ltd.	8,900	283,582
Rohto Pharmaceutical Co. Ltd.	6,900	113,819
Santen Pharmaceutical Co. Ltd.	11,000	155,636
Sawai Pharmaceutical Co. Ltd.	1,500	87,300
Shionogi & Co. Ltd.	6,200	240,270
Sumitomo Dainippon Pharma Co. Ltd.	13,200	145,468
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	175,635
Takeda Pharmaceutical Co. Ltd.	8,300	400,630
Towa Pharmaceutical Co. Ltd.	1,100	70,382
Tsumura & Co.	3,100	66,689

		3,900,502
Professional Services — 0.5%
ALS Ltd.	53,901	242,901
Bureau Veritas SA	15,896	366,435
Experian PLC	21,373	388,738
Intertek Group PLC	7,189	276,415
Meitec Corp.	2,500	93,201
Michael Page International PLC	8,730	74,670
Nihon M&A Center, Inc.	3,000	123,674
Randstad Holding NV	8,428	548,390
Recruit Holdings Co. Ltd.	4,500	137,224
Seek Ltd.	1,453	15,746
Stantec, Inc.	12,432	363,305
Teleperformance	4,083	288,456
Temp Holdings Co. Ltd.	3,200	115,483
WS Atkins PLC	6,756	160,792

		3,195,430
Real Estate Management & Development — 0.3%
Aeon Mall Co. Ltd.	6,000	112,355
Daikyo, Inc.	52,000	83,619
Daito Trust Construction Co. Ltd.	1,700	175,942
Daiwa House Industry Co. Ltd.	10,200	237,639
Hulic Co. Ltd.	12,600	111,663
Leopalace21 Corp. (c)	16,900	103,576
Mitsubishi Estate Co. Ltd.	14,000	301,533
Mitsui Fudosan Co. Ltd.	10,000	279,829
Nomura Real Estate Holdings, Inc.	6,000	125,932
NTT Urban Development Corp.	11,900	118,201
Relo Holdings, Inc.	900	88,891
Sumitomo Real Estate Sales Co. Ltd.	3,100	78,193
Sumitomo Realty & Development Co. Ltd.	6,000	210,282
Takara Leben Co. Ltd.	11,800	70,162
Tokyo Tatemono Co. Ltd.	6,500	90,218
Tokyu Fudosan Holdings Corp.	17,500	134,874

		2,322,909
Road & Rail — 0.6%
Canadian National Railway Co.	4,885	281,836
Canadian Pacific Railway Ltd.	1,601	256,391
Central Japan Railway Co.	1,700	306,773
East Japan Railway Co.	3,600	323,637

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	7

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail (concluded)
Firstgroup PLC	171,104	$320,972
Hankyu Hanshin Holdings, Inc.	23,000	135,768
Hitachi Transport System Ltd.	2,100	34,856
Keio Corp.	19,000	135,904
Keisei Electric Railway Co. Ltd.	8,000	95,115
Kintetsu Corp.	37,000	125,999
Nagoya Railroad Co. Ltd.	28,000	104,693
Nankai Electric Railway Co. Ltd.	23,000	103,239
National Express Group PLC	55,175	266,607
Nippon Express Co. Ltd.	42,000	206,364
Nishi-Nippon Railroad Co. Ltd.	19,000	87,214
Odakyu Electric Railway Co. Ltd.	14,000	130,623
Sankyu, Inc.	21,000	114,679
Senko Co. Ltd.	10,000	63,312
Sotetsu Holdings, Inc.	17,000	88,558
Stagecoach Group PLC	21,946	139,240
Tobu Railway Co. Ltd.	26,000	111,682
Tokyu Corp.	87,000	582,261
TransForce, Inc.	13,210	267,902
West Japan Railway Co.	3,200	204,733

		4,488,358
Semiconductors & Semiconductor Equipment — 0.3%
Advantest Corp.	27,700	288,013
ARM Holdings PLC	419	6,856
ASM International NV	4,045	187,128
ASML Holding NV	1,173	122,013
Dialog Semiconductor PLC (c)	237	12,816
Disco Corp.	3,100	256,273
Infineon Technologies AG	9,834	122,036
Nuflare Technology, Inc.	900	38,932
Rohm Co. Ltd.	1,300	87,099
Sanken Electric Co. Ltd.	10,000	61,788
Shindengen Electric Manufacturing Co. Ltd.	11,000	55,045
STMicroelectronics NV	23,350	191,165
Sumco Corp.	8,200	102,558
Tokyo Electron Ltd.	3,900	247,873

		1,779,595
Software — 0.8%
AVEVA Group PLC	2,797	79,457
COLOPL, Inc.	800	16,165
Constellation Software, Inc.	1,348	535,164
Dassault Systemes	4,479	325,150
Gemalto NV	1,293	115,579
GungHo Online Entertainment, Inc.	40,700	158,387
Konami Corp.	20,200	375,477
Micro Focus International PLC	16,880	360,593
Nexon Co. Ltd.	23,600	324,913
Nintendo Co. Ltd.	3,300	550,531
Open Text Corp.	9,672	392,843
Oracle Corp.	3,500	146,320
Playtech PLC	27,593	354,816
The Sage Group PLC	44,041	354,507
SAP SE	6,783	475,328
Software AG	14,266	390,924
Square Enix Holdings Co. Ltd.	13,100	289,616
Trend Micro, Inc.	8,300	283,916

		5,529,686
Specialty Retail — 1.0%
ABC-Mart, Inc.	2,200	134,645
AOKI Holdings, Inc.	5,900	84,138
Fast Retailing Co. Ltd.	1,200	544,165
Gulliver International Co. Ltd.	8,800	81,895
Hikari Tsushin, Inc.	1,500	101,097

Common Stocks	Shares	Value
Specialty Retail (concluded)
Inditex SA	115,256	$3,759,349
Kingfisher PLC	340	1,855
Komeri Co. Ltd.	3,000	68,562
K’s Holdings Corp.	2,700	97,245
Nitori Holdings Co. Ltd.	2,100	171,210
Sanrio Co. Ltd.	20,600	559,711
Shimamura Co. Ltd.	1,200	125,987
Sports Direct International PLC (c)	4,960	55,923
T-Gaia Corp.	4,300	68,057
United Arrows Ltd.	2,100	65,800
USS Co. Ltd.	8,300	149,691
VT Holdings Co. Ltd.	11,400	67,905
World Duty Free SpA (c)	25,749	288,730
Yamada Denki Co. Ltd.	32,600	130,409

		6,556,374
Technology Hardware, Storage & Peripherals — 0.6%
Brother Industries Ltd.	22,300	315,468
Canon, Inc.	26,200	849,886
Elecom Co. Ltd.	2,800	68,745
FUJIFILM Holdings Corp.	14,800	528,183
Konica Minolta, Inc.	47,800	557,117
NEC Corp.	69,000	208,804
Neopost SA	9,176	394,822
Ricoh Co. Ltd.	44,800	464,082
Seiko Epson Corp.	30,100	533,385
Toshiba TEC Corp.	27,000	146,081
Wacom Co. Ltd.	15,200	55,139
Wincor Nixdorf AG	2,485	97,672

		4,219,384
Textiles, Apparel & Luxury Goods — 2.0%
adidas AG	11,885	909,375
Asics Corp.	11,600	299,665
Brunello Cucinelli SpA	14,421	270,098
Burberry Group PLC	8,659	213,619
Christian Dior SE	7,085	1,387,026
Gerry Weber International AG	13,956	320,181
Gildan Activewear, Inc.	24,478	813,124
Hermes International	3,541	1,322,140
HUGO BOSS AG	8,482	948,257
Kering	7,269	1,299,607
Luxottica Group SpA	23,185	1,542,221
LVMH Moet Hennessy Louis Vuitton SE	15,923	2,799,435
Moncler SpA	21,221	393,225
Salvatore Ferragamo SpA	15,932	478,598
Seiko Holdings Corp.	13,000	65,738
Tod’s SpA (d)	6,232	591,735

		13,654,044
Tobacco — 0.1%
Imperial Tobacco Group PLC	57	2,745
Japan Tobacco, Inc.	13,700	487,025

		489,770
Trading Companies & Distributors — 0.9%
Ashtead Group PLC	38,179	658,003
BayWa AG	2,433	82,366
Brenntag AG	9,200	527,910
Bunzl PLC	15,060	410,826
ITOCHU Corp.	37,200	491,308
Iwatani Corp.	13,000	82,390
Kanamoto Co. Ltd.	2,400	60,843
Kanematsu Corp.	34,000	59,508
Marubeni Corp.	42,700	245,040
MISUMI Group, Inc.	15,900	225,728

8	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Trading Companies & Distributors (concluded)
Mitsubishi Corp.		18,200	$400,109
Mitsui & Co. Ltd.		29,000	393,998
MonotaRO Co. Ltd.		2,900	127,303
Nagase & Co. Ltd.		4,400	60,638
Nippon Steel & Sumikin Bussan Corp.		17,000	62,037
Nishio Rent All Co. Ltd.		2,400	59,966
Rexel SA		30,889	498,445
Russel Metals, Inc.		15,494	281,968
Sojitz Corp.		86,100	209,107
Sumitomo Corp.		24,100	280,510
Toromont Industries Ltd.		984	24,612
Toyota Tsusho Corp.		11,000	295,165
Wolseley PLC		10,470	667,713
Yuasa Trading Co. Ltd.		2,500	59,790

			6,265,283
Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA		22,758	373,706
Aeroports de Paris		2,874	324,650
Ansaldo STS SpA		21,589	224,685
Atlantia SpA		17,681	436,861
BBA Aviation PLC		155,596	736,798
Fraport AG Frankfurt Airport Services Worldwide		3,004	188,689
Groupe Eurotunnel SA, Registered Shares		10,808	156,708
Mitsubishi Logistics Corp.		16,000	209,993
Transurban Group		2,410	17,279

			2,669,369
Wireless Telecommunication Services — 0.2%
KDDI Corp.		18,900	456,094
NTT DOCOMO, Inc.		29,200	560,598
SoftBank Group Corp.		8,900	524,237
Vodafone Group PLC		686	2,502

			1,543,431
Total Common Stocks — 36.1%			248,078,920

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
Airbus Group Finance BV, 2.70%, 4/17/23 (b)	USD	500	480,165
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 5.75%, 6/15/21	EUR	100	109,707
Airlines — 0.0%
Ryanair Ltd., 1.88%, 6/17/21		200	226,499
Auto Components — 0.1%
Delphi Automotive PLC, 1.50%, 3/10/25		325	330,638
Faurecia, 3.13%, 6/15/22		375	400,093
Schaeffler Finance BV, 3.25%, 5/15/25		225	236,896

			967,627
Automobiles — 0.1%
Volkswagen International Finance NV, 2.00%, 1/14/20		400	469,616
Banks — 2.6%
Abbey National Treasury Services PLC:
4.25%, 4/12/21		500	671,296
5.25%, 2/16/29	GBP	200	396,599
ABN AMRO Bank NV, 2.88%, 6/30/25 (a)	EUR	125	140,116
Akbank TAS, 5.00%, 10/24/22	USD	200	198,508
Asian Development Bank, 2.35%, 6/21/27	JPY	20,000	198,795
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/22	EUR	300	362,802

Corporate Bonds		Par (000)	Value
Banks (concluded)
Banco Popular Espanol SA, 2.13%, 10/08/19	EUR	100	$118,237
Bank of America Corp., 5.70%, 1/24/22	USD	600	681,097
Bank of Ireland:
1.25%, 4/09/20	EUR	650	702,652
10.00%, 12/19/22		100	147,901
Bankia SA, 4.00%, 5/22/24 (a)		400	433,022
Barclays Bank PLC, 6.00%, 1/14/21		100	132,065
CaixaBank SA, 2.63%, 3/21/24		200	248,317
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (b)	USD	290	290,000
Carrefour Banque SA, 2.88%, 9/25/15	EUR	94	105,442
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.50%, 5/26/26 (a)		225	248,802
Credit Agricole SA:
2.38%, 5/20/24		200	229,860
2.63%, 3/17/27		125	127,293
Danske Bank A/S:
3.88%, 5/18/16		500	575,375
3.88%, 10/04/23 (a)		300	358,363
2.75%, 5/19/26 (a)		100	114,314
Dexia Credit Local SA, 0.63%, 1/21/22		1,600	1,759,593
Erste Group Bank AG, 5.50%, 5/26/25 (a)	USD	200	190,900
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)		680	688,160
ING Bank NV, 3.38%, 1/11/18	EUR	250	302,068
Intesa Sanpaolo SpA:
1.13%, 1/14/20		350	380,666
6.63%, 9/13/23		200	264,889
3.38%, 1/24/25		200	265,453
3.25%, 2/10/26		100	132,273
Intesa Sanpaolo Vita SpA, 5.35%, 9/18/18		100	123,549
JPMorgan Chase & Co., 1.38%, 9/16/21		525	585,260
KBC Groep NV, 2.38%, 11/25/24 (a)		600	674,221
KFW, 1.13%, 12/23/19	GBP	200	309,486
Lloyds Bank PLC:
6.50%, 3/24/20	EUR	300	399,349
4.00%, 9/29/20		250	328,332
1.00%, 11/19/21		225	244,751
3.50%, 5/14/25	USD	400	392,734
Macquarie Bank Ltd.:
2.50%, 9/18/18	EUR	200	235,565
2.60%, 6/24/19 (b)	USD	800	804,458
Nordea Bank AB, 4.88%, 5/13/21 (b)		800	866,042
Santander Consumer Finance SA, 0.90%, 2/18/20	EUR	900	983,781
Société Générale SFH, 2.88%, 3/14/19		500	612,291
Standard Chartered PLC, 3.63%, 11/23/22		100	115,886
Swedbank AB, 3.00%, 12/05/22 (a)		384	447,841
UniCredit SpA, 3.00%, 1/31/24		180	230,517
Wells Fargo & Co., 5.38%, 11/02/43	USD	100	106,772

			17,925,693
Beverages — 0.1%
PepsiCo, Inc., 3.60%, 8/13/42		400	351,149
Biotechnology — 0.1%
Gilead Sciences, Inc., 4.50%, 2/01/45		300	298,844
Capital Markets — 0.7%
Credit Suisse AG, 1.00%, 3/12/19	EUR	525	598,795
Deutsche Bank AG, 2.75%, 2/17/25		200	209,171
European Investment Bank, 1.38%, 6/15/20	USD	1,795	1,756,680
The Goldman Sachs Group, Inc., 5.75%, 1/24/22		700	796,228
Morgan Stanley, 3.75%, 2/25/23		650	657,241
UBS AG:
1.13%, 6/30/20	EUR	350	389,679

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	9

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
4.75%, 2/12/26 (a)	EUR	175	$206,820

			4,614,614
Chemicals — 0.2%
Brenntag Finance BV, 5.50%, 7/19/18		400	504,708
LYB International Finance BV, 4.88%, 3/15/44	USD	100	97,158
Monsanto Co., 4.20%, 7/15/34		500	455,650

			1,057,516
Commercial Services & Supplies — 0.1%
Novalis SAS, 3.00%, 4/30/22	EUR	200	215,713
Pitney Bowes, Inc., 4.63%, 3/15/24	USD	200	201,716

			417,429
Communications Equipment — 0.1%
Harris Corp.:
3.83%, 4/28/25		50	48,604
4.85%, 4/27/35		75	71,868
QUALCOMM, Inc.:
3.45%, 5/20/25		200	194,896
4.65%, 5/20/35		150	145,200

			460,568
Consumer Finance — 0.0%
Ally Financial, Inc., 3.50%, 1/27/19		114	113,145
Containers & Packaging — 0.0%
Sealed Air Corp., 4.50%, 9/15/23	EUR	100	112,851
Diversified Financial Services — 0.8%
American Honda Finance Corp., 1.88%, 9/04/19		500	586,145
AyT Cedulas Cajas X Fondo de Titulizacion, 3.75%, 6/30/25		200	259,071
Cedulas TDA 6 Fondo de Titulizacion de Activos, 4.25%, 4/10/31		100	133,104
Council Of Europe Development Bank, 0.75%, 6/09/25		1,000	1,086,423
Criteria CaixaHolding SA, 2.38%, 5/09/19		200	229,559
HeidelbergCement Finance Luxembourg SA, 3.25%, 10/21/21		114	134,973
Imperial Tobacco Finance PLC, 3.38%, 2/26/26		170	201,660
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	USD	445	485,207
LCR Finance PLC, 4.50%, 12/07/38	GBP	30	59,470
The NASDAQ OMX Group, Inc., 3.88%, 6/07/21	EUR	200	248,442
Nationwide Building Society:
3.13%, 4/03/17		100	116,807
4.13%, 3/20/23 (a)		150	177,314
1.25%, 3/03/25		700	727,520
Old Mutual PLC, 7.13%, 10/19/16	GBP	200	334,697
Shell International Finance BV:
3.25%, 5/11/25	USD	275	272,327
4.13%, 5/11/35		150	146,838
Talent Yield Euro Ltd., 1.44%, 5/07/20	EUR	346	380,501

			5,580,058
Diversified Telecommunication Services — 0.2%
AT&T Inc., 4.80%, 6/15/44	USD	300	279,450
Sunrise Communications Holdings SA, 2.13%, 3/31/22	CHF	425	433,682
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	240	243,304
6.40%, 2/15/38		200	227,815
6.55%, 9/15/43		150	175,463

			1,359,714

Corporate Bonds		Par (000)	Value
Electric Utilities — 0.2%
Alabama Power Co., 3.95%, 6/01/21	USD	220	$239,272
Berkshire Hathaway Energy Co., 6.50%, 9/15/37		150	184,020
Enel Finance International NV, 5.63%, 8/14/24	GBP	100	179,533
Georgia Power Co., 3.00%, 4/15/16	USD	390	396,879
PacifiCorp, 6.25%, 10/15/37		100	124,882

			1,124,586
Electrical Equipment — 0.1%
Vestas Wind Systems A/S, 2.75%, 3/11/22	EUR	275	295,900
Food & Staples Retailing — 0.1%
The Kroger Co., 5.15%, 8/01/43	USD	100	105,420
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24		300	293,813
Wal-Mart Stores, Inc., 4.00%, 4/11/43		300	286,255
WM Morrison Supermarkets PLC, 4.63%, 12/08/23	GBP	164	259,938

			945,426
Food Products — 0.0%
The JM Smucker Co., 4.25%, 3/15/35 (b)	USD	100	93,603
Gas Utilities — 0.1%
Gas Natural Finance BV, 3.88%, 1/17/23	EUR	100	127,157
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)	USD	185	221,215
Southern Gas Networks PLC, 2.50%, 2/03/25	GBP	150	221,003

			569,375
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., 4.88%, 5/15/44	USD	150	149,567
Boston Scientific Corp.:
3.62%, 5/15/22		200	195,819
3.85%, 5/15/25		200	194,050
Covidien International Finance SA, 3.20%, 6/15/22		500	498,098
Medtronic, Inc., 4.38%, 3/15/35 (b)		125	124,041
Stryker Corp., 4.38%, 5/15/44		200	193,978

			1,355,553
Health Care Providers & Services — 0.0%
Laboratory Corp. of America Holdings, 4.70%, 2/01/45		100	91,596
McKesson Corp., 4.88%, 3/15/44		100	99,376

			190,972
Hotels, Restaurants & Leisure — 0.2%
Accor SA, 2.63%, 2/05/21	EUR	600	704,860
Merlin Entertainments PLC, 2.75%, 3/15/22		225	238,576
Whitbread Group PLC, 3.38%, 10/16/25	GBP	125	194,333
Wyndham Worldwide Corp.:
4.25%, 3/01/22	USD	330	330,706
3.90%, 3/01/23		200	195,952

			1,664,427
Household Durables — 0.1%
Indesit Co. SpA, 4.50%, 4/26/18	EUR	185	224,831
Mohawk Industries, Inc., 2.00%, 1/14/22		450	502,980

			727,811
Independent Power and Renewable Electricity Producers — 0.0%
Southern Electric Power Distribution PLC, 4.63%, 2/20/37	GBP	100	171,752
Industrial Conglomerates — 0.1%
Smiths Group PLC:
4.13%, 5/05/17	EUR	500	592,876

10	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Industrial Conglomerates (concluded)
1.50%, 4/28/23	EUR	225	$237,854

			830,730
Insurance — 0.3%
AIA Group Ltd., 3.13%, 3/13/23	USD	600	588,540
Allianz SE, 2.24%, 7/07/45 (a)	EUR	300	305,653
Aon PLC, 2.88%, 5/14/26		200	232,018
Aviva PLC, 6.13%, 11/14/36 (a)	GBP	100	169,309
NN Group NV:
1.00%, 3/18/22	EUR	275	294,795
4.63%, 4/08/44 (a)		200	229,669
Talanx AG, 3.13%, 2/13/23		100	122,414

			1,942,398
Internet & Catalog Retail — 0.1%
Expedia, Inc.:
2.50%, 6/03/22		250	274,727
4.50%, 8/15/24	USD	300	302,588
The Priceline Group, Inc., 1.80%, 3/03/27	EUR	350	344,721

			922,036
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (b)	USD	450	444,449
Baidu, Inc.:
2.75%, 6/09/19		200	200,100
3.50%, 11/28/22		200	197,536

			842,085
IT Services — 0.2%
Cap Gemini SA:
1.75%, 7/01/20	EUR	400	449,174
2.50%, 7/01/23		500	560,603
MasterCard, Inc., 3.38%, 4/01/24	USD	425	433,823

			1,443,600
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 6.00%, 3/01/20		230	258,718
Media — 0.1%
Sky PLC, 3.75%, 9/16/24 (b)		425	414,908
Time Warner Cable, Inc.:
5.00%, 2/01/20		150	161,942
4.50%, 9/15/42		6	4,894
Virgin Media Finance PLC, 4.50%, 1/15/25	EUR	125	138,806

			720,550
Multi-Utilities — 0.1%
Centrica PLC, 6.38%, 3/10/22	GBP	100	188,721
Dominion Resources, Inc., 1.95%, 8/15/16	USD	305	307,359

			496,080
Oil, Gas & Consumable Fuels — 0.1%
Enterprise Products Operating LLC, Series L, 6.30%, 9/15/17		250	275,403
Kinder Morgan, Inc., 5.30%, 12/01/34		300	278,908
Orlen Capital AB, 2.50%, 6/30/21	EUR	100	111,780
Vier Gas Transport GmbH, 3.13%, 7/10/23		150	186,873

			852,964
Pharmaceuticals — 0.2%
AbbVie, Inc.:
3.60%, 5/14/25	USD	125	123,549
4.70%, 5/15/45		75	73,773
Actavis Funding SCS:
3.80%, 3/15/25		150	147,348
4.55%, 3/15/35		150	142,616

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
4.75%, 3/15/45	USD	75	$71,404
Bayer U.S. Finance LLC, 3.00%, 10/08/21 (b)		275	277,001
Novartis Capital Corp., 4.40%, 5/06/44		300	309,278
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	350	377,868

			1,522,837
Professional Services — 0.1%
Experian Finance PLC, 4.75%, 11/23/18	GBP	400	684,917
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.50%, 1/31/23	USD	500	480,281
Gecina SA, 1.75%, 7/30/21	EUR	200	225,088
Goodman Funding Pty. Ltd., 6.38%, 4/15/21 (b)	USD	400	459,034
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)		200	200,295

			1,364,698
Real Estate Management & Development — 0.3%
Atrium European Real Estate Ltd., 3.63%, 10/17/22	EUR	500	572,871
Citycon OYJ, 3.75%, 6/24/20		547	670,909
Grand City Properties SA:
2.00%, 10/29/21		100	111,069
1.50%, 4/17/25		300	299,639
Tesco Property Finance 1 PLC, 7.62%, 7/13/39	GBP	188	337,751

			1,992,239
Road & Rail — 0.1%
National Express Group PLC, 6.63%, 6/17/20		400	733,391
Network Rail Infrastructure Finance PLC, 3.00%, 9/07/23		100	167,854

			901,245
Semiconductors & Semiconductor Equipment — 0.1%
ASML Holding NV, 3.38%, 9/19/23	EUR	200	250,521
Intel Corp., 4.25%, 12/15/42	USD	200	187,858
TSMC Global Ltd., 1.63%, 4/03/18 (b)		300	296,568

			734,947
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/01/25		400	386,178
Specialty Retail — 0.1%
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	200	336,309
O’Reilly Automotive, Inc., 3.80%, 9/01/22	USD	500	510,005

			846,314
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc.:
3.20%, 5/13/25		225	223,837
4.38%, 5/13/45		75	73,908
Seagate HDD Cayman, 4.75%, 1/01/25 (b)		250	248,463

			546,208
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SE, 1.63%, 6/29/17 (b)		800	804,986
Thrifts & Mortgage Finance — 0.0%
Achmea Bank NV, 2.75%, 2/18/21	EUR	150	177,121
Tobacco — 0.2%
Altria Group, Inc., 2.85%, 8/09/22	USD	800	768,969
BAT International Finance PLC, 2.00%, 3/13/45	EUR	150	132,482

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	11

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Tobacco (concluded)
Imperial Tobacco Finance PLC, 4.88%, 6/07/32	GBP	100	$165,287
Philip Morris International, Inc., 3.88%, 8/21/42	USD	300	266,330
Reynolds American, Inc.:
4.45%, 6/12/25		50	50,941
4.75%, 11/01/42		200	181,436
5.85%, 8/15/45		25	26,222

			1,591,667
Trading Companies & Distributors — 0.1%
Travis Perkins PLC, 4.38%, 9/15/21	GBP	200	319,779
Transportation Infrastructure — 0.1%
Brisa Concessao Rodoviaria SA, 3.88%, 4/01/21	EUR	100	119,115
Manchester Airport Group Funding PLC, 4.75%, 3/31/34	GBP	100	169,377
Transurban Finance Co. Pty. Ltd, 2.10%, 9/16/24	EUR	175	192,098

			480,590
Wireless Telecommunication Services — 0.3%
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)	USD	500	569,307
EE Finance PLC, 4.38%, 3/28/19	GBP	200	335,138
SK Telecom Co. Ltd., 2.13%, 5/01/18 (b)	USD	950	957,616
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	100	128,537

			1,990,598
Total Corporate Bonds — 9.4%			64,338,085

Foreign Agency Obligations		Par (000)	Value
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23 (b)	USD	200	204,140
Caisse Centrale du Credit Immobilier de France SA, 0.50%, 5/19/17	EUR	1,000	1,124,616
Caisse d’Amortissement de la Dette Sociale:
1.88%, 2/12/22 (b)	USD	1,200	1,169,580
1.38%, 11/25/24	EUR	220	249,535
Canada Housing Trust No. 1:
2.75%, 6/15/16	CAD	400	326,421
3.35%, 12/15/20		250	220,106
2.55%, 3/15/25		280	232,218
CDP Financial, Inc., 3.15%, 7/24/24 (b)	USD	300	302,082
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)		200	210,157
Comision Federal de Electricidad, 4.88%, 1/15/24		200	204,500
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	50,000	430,422
ESB Finance Ltd., 6.25%, 9/11/17	EUR	200	250,880
European Financial Stability Facility:
1.50%, 1/22/20		250	294,098
2.35%, 7/29/44		410	503,744
European Investment Bank:
1.25%, 5/15/18	USD	600	601,684
1.50%, 4/15/21	EUR	1,150	1,360,597
2.15%, 1/18/27	JPY	20,000	194,415
3.88%, 6/08/37	GBP	100	182,908
FMS Wertmanagement AoeR, 0.63%, 1/30/17	USD	1,446	1,444,843
Heta Asset Resolution AG, 2.38%, 12/13/22	EUR	1,200	1,405,720
Hydro-Quebec:
8.40%, 1/15/22	USD	405	534,928
5.00%, 2/15/50	CAD	100	109,346

Foreign Agency Obligations		Par (000)	Value
Instituto de Credito Oficial, 4.75%, 4/30/20	EUR	200	$258,433
Japan Bank for International Cooperation, 3.00%, 5/29/24	USD	200	206,472
KFW:
1.50%, 4/20/20		4,100	4,045,790
0.38%, 4/23/30	EUR	600	580,421
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	200	193,094
Petroleos Mexicanos:
4.88%, 1/18/24		400	410,000
5.63%, 1/23/46		129	120,447
SNCF Reseau, 5.25%, 12/07/28	GBP	60	118,748
Total Foreign Agency Obligations — 2.6%			17,490,345

Foreign Government Obligations		Par (000)	Value
Australia — 0.4%
Commonwealth of Australia:
4.75%, 6/15/16	AUD	900	712,820
5.50%, 4/21/23		500	458,776
3.25%, 4/21/25		280	220,485
4.75%, 4/21/27		400	357,124
New South Wales Treasury Corp.:
6.00%, 2/01/18		400	337,569
6.00%, 5/01/30		50	48,723
Queensland Treasury Corp.:
6.25%, 2/21/20		400	355,433
4.75%, 7/21/25		100	84,199
Treasury Corp. of Victoria, 6.00%, 6/15/20		250	222,856
Western Australian Treasury Corp., 5.00%, 7/23/25		140	119,649

			2,917,634
Austria — 0.1%
Republic of Austria, 1.65%, 10/21/24	EUR	570	671,151
Belgium — 0.4%
Kingdom of Belgium:
3.50%, 6/28/17		550	657,606
2.60%, 6/22/24		920	1,160,877
0.80%, 6/22/25		400	428,426
3.75%, 6/22/45		200	301,520

			2,548,429
Brazil — 0.1%
Federative Republic of Brazil, 8.88%, 4/15/24	USD	300	394,500
Canada — 0.7%
Government of Canada:
1.75%, 3/01/19	CAD	900	750,624
8.00%, 6/01/27		370	491,114
4.00%, 6/01/41		490	514,323
Province of Alberta, 3.10%, 6/01/24		200	170,812
Province of British Columbia:
4.80%, 6/15/21		350	330,222
3.20%, 6/18/44		60	48,817
Province of Manitoba:
4.30%, 3/01/16		200	163,890
1.75%, 5/30/19	USD	490	494,504
3.30%, 6/02/24	CAD	140	120,431
Province of New Brunswick, 3.80%, 8/14/45		60	52,121
Province of Ontario:
4.30%, 3/08/17		600	508,924
6.20%, 6/02/31		400	452,829
3.50%, 6/02/43		200	168,809
Province of Quebec:
4.50%, 12/01/19		500	455,576

12	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Canada (concluded)
2.75%, 9/01/25	CAD	140	$114,605
5.00%, 12/01/41		150	157,165

			4,994,766
Czech Republic — 0.0%
Czech Republic, 3.85%, 9/29/21	CZK	4,300	210,520
Denmark — 0.1%
Kingdom of Denmark:
4.00%, 11/15/19	DKK	3,200	558,995
4.50%, 11/15/39		540	127,029

			686,024
Finland — 0.1%
Republic of Finland:
1.13%, 9/15/18	EUR	20	23,137
0.63%, 9/15/20		400	448,085

			471,222
France — 0.6%
France Government Bond OAT:
1.75%, 11/25/24		1,700	2,004,794
2.50%, 5/25/30		550	677,765
3.25%, 5/25/45		1,160	1,590,937

			4,273,496
Germany — 0.2%
Federal Republic of Germany:
5.50%, 1/04/31		350	622,702
2.50%, 7/04/44		640	870,077

			1,492,779
Indonesia — 0.0%
Republic of Indonesia, 4.13%, 1/15/25	USD	308	302,225
Ireland — 0.4%
Republic of Ireland:
3.40%, 3/18/24	EUR	1,670	2,148,334
2.00%, 2/18/45		220	214,234

			2,362,568
Israel — 0.1%
State of Israel:
4.25%, 8/31/16	ILS	1,000	277,670
3.75%, 3/31/24		400	118,422

			396,092
Italy — 0.7%
Buoni Poliennali Del Tesoro:
1.15%, 5/15/17	EUR	1,250	1,412,348
2.15%, 12/15/21		2,350	2,695,387
3.25%, 9/01/46		700	780,576

			4,888,311
Ivory Coast — 0.0%
African Development Bank, 1.63%, 10/02/18	USD	100	101,155
Japan — 4.8%
Government of Japan (40 Year), 1.40%, 3/20/55	JPY	10,000	77,562
Government of Japan (5 Year):
Series 102, 0.30%, 12/20/16		430,000	3,529,018
Series 105, 0.20%, 6/20/17		195,000	1,599,647
Series 113, 0.30%, 6/20/18		280,000	2,307,652
Government of Japan (10 Year):
Series 300, 1.50%, 3/20/19		485,000	4,176,516
Series 309, 1.10%, 6/20/20		215,000	1,842,744
Series 313, 1.30%, 3/20/21		210,000	1,828,319
Series 323, 0.90%, 6/20/22		290,000	2,482,008

Foreign Government Obligations		Par (000)	Value
Japan (concluded)
Series 325, 0.80%, 9/20/22	JPY	115,000	$977,136
Government of Japan (20 Year):
Series 76, 1.90%, 3/20/25		100,000	932,222
Series 94, 2.10%, 3/20/27		370,000	3,544,152
Series 127, 1.90%, 3/20/31		82,000	771,524
Series 137, 1.70%, 6/20/32		237,000	2,154,995
Series 146, 1.70%, 9/20/33		140,000	1,261,293
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		100,000	987,956
Series 36, 2.00%, 3/20/42		137,000	1,269,227
Series 42, 1.70%, 3/20/44		65,000	565,686
Government of Japan (40 Year), Series 5, 2.00%, 3/20/52		42,000	387,089
Japan Finance Organization for Municipalities:
2.00%, 5/09/16		100,000	830,549
2.38%, 2/13/25 (b)	USD	1,100	1,055,171

			32,580,466
Malaysia — 0.1%
Federation of Malaysia:
3.58%, 9/28/18	MYR	1,200	318,608
3.96%, 9/15/25		1,000	263,610

			582,218
Mexico — 0.1%
United Mexican States:
6.50%, 6/09/22	MXN	7,500	494,346
7.75%, 5/29/31		1,000	70,756
8.30%, 8/15/31	USD	194	285,665
4.00%, 3/15/60	EUR	128	123,725

			974,492
Netherlands — 0.2%
Kingdom of the Netherlands:
0.50%, 4/15/17		400	451,442
1.25%, 1/15/19		450	523,819
1.75%, 7/15/23 (b)		220	264,091
5.50%, 1/15/28		100	166,588

			1,405,940
New Zealand — 0.0%
New Zealand Government Bonds, 5.00%, 3/15/19	NZD	300	217,871
Norway — 0.0%
Kingdom of Norway, 2.00%, 5/24/23	NOK	800	104,667
Panama — 0.0%
Republic of Panama, 4.00%, 9/22/24	USD	200	201,000
Poland — 0.1%
Republic of Poland:
1.63%, 1/15/19	EUR	400	462,708
5.13%, 4/21/21	USD	200	221,880
5.00%, 3/23/22		250	277,150

			961,738
Singapore — 0.0%
Republic of Singapore, 2.25%, 6/01/21	SGD	350	260,333
South Africa — 0.1%
Republic of South Africa:
5.50%, 3/09/20	USD	100	108,800
7.00%, 2/28/31	ZAR	3,000	209,970
8.75%, 2/28/48		700	56,364

			375,134

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	13

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Spain — 0.7%
Kingdom of Spain:
2.10%, 4/30/17	EUR	600	$689,702
3.80%, 4/30/24		1,900	2,389,520
5.15%, 10/31/28		1,020	1,438,198

			4,517,420
Sweden — 0.2%
Kingdom of Sweden:
3.75%, 8/12/17	SEK	6,000	785,370
3.50%, 6/01/22		1,000	143,856
2.50%, 5/12/25		540	74,393

			1,003,619
Thailand — 0.1%
Kingdom of Thailand:
3.45%, 3/08/19	THB	13,500	417,776
4.85%, 6/17/61		3,000	100,520

			518,296
Turkey — 0.0%
Republic of Turkey, 8.80%, 11/14/18	TRY	600	219,619
United Kingdom — 1.3%
United Kingdom Gilt:
1.75%, 1/22/17	GBP	1,500	2,400,108
3.75%, 9/07/19		200	345,783
3.75%, 9/07/21		250	441,892
5.00%, 3/07/25		800	1,584,828
4.25%, 6/07/32		650	1,264,666
4.50%, 12/07/42		990	2,102,622
4.25%, 12/07/55		320	707,598
3.50%, 7/22/68		100	196,939

			9,044,436
Total Foreign Government Obligations — 11.6%			79,678,121

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Fosse Master Issuer PLC, Series 2015-1X, Class A3, 0.89%, 10/18/54 (a)		290	455,614
Granite Master Issuer PLC:
Series 2006-2, Class A4, 0.27%, 12/20/54 (a)	USD	338	336,505
Series 2007-1, Class 5A1, 0.73%, 12/20/54 (a)	GBP	102	159,900
Lanark Master Issuer PLC, Series 2014-2X, Class 1A, 0.39%, 12/22/54 (a)	EUR	800	894,250
Silverstone Master Issuer PLC, Series 2015-1X, Class 1A, 0.94%, 1/21/70 (a)	GBP	445	700,874
Storm BV, Series 2014-2, Class A1, 0.29%, 3/22/51 (a)	EUR	74	83,144

			2,630,287
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)	USD	30	31,280
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48		270	280,855
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 5.82%, 7/10/38 (a)		170	172,186
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.47%, 12/12/44 (a)	USD	180	182,458

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 2/15/40	USD	165	$174,116

			840,895
Total Non-Agency Mortgage-Backed Securities — 0.5%			3,471,182

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.2%
Fannie Mae, 6.63%, 11/15/30		200	282,643
Federal Home Loan Bank, 5.63%, 6/13/16		890	932,963
Small Business Administration Participation Certificates, Series 1997-20F, Class 1, 7.20%, 6/01/17		33	34,036
Tennessee Valley Authority, 5.25%, 9/15/39		145	176,423

			1,426,065
Collateralized Mortgage Obligations — 0.0%
Freddie Mac:
Series K712, Class A2, 1.87%, 11/25/19		180	180,526
Series K029, Class A2, 3.32%, 2/25/23		130	136,197

			316,723
Mortgage-Backed Securities — 3.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/30 (f)		640	647,753
3.00%, 7/01/30-7/01/45 (f)		2,780	2,790,293
3.50%, 7/01/30-7/01/45 (f)		2,850	2,959,466
4.00%, 7/01/30-7/01/45 (f)		2,240	2,369,112
4.50%, 7/01/45 (f)		950	1,027,039
5.00%, 7/01/45 (f)		540	596,531
5.50%, 7/01/45 (f)		390	438,019
6.00%, 7/01/45 (f)		340	386,157
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/30 (f)		830	839,597
3.00%, 7/01/30-7/01/45 (f)		1,320	1,334,373
3.50%, 7/01/30-7/01/45 (f)		1,340	1,383,015
4.00%, 7/01/30-7/01/45 (f)		1,340	1,414,583
4.50%, 7/01/45 (f)		900	971,873
5.00%, 7/01/45 (f)		380	418,416
5.50%, 7/01/45 (f)		300	336,211
6.00%, 7/01/45 (f)		200	226,555
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/45 (f)		1,130	1,140,665
3.50%, 7/15/45 (f)		1,700	1,764,271
4.00%, 7/15/45 (f)		1,320	1,404,563
4.50%, 7/15/45 (f)		830	901,198
5.00%, 7/15/45 (f)		870	962,688

14	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (concluded)
5.50%, 7/15/45 (f)	USD	170	$191,436
6.00%, 7/15/45 (f)		120	135,916

			24,639,730
Total U.S. Government Sponsored Agency Securities — 3.8%			26,382,518

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
5.25%, 11/15/28		500	651,875
5.38%, 2/15/31		1,000	1,344,297
5.00%, 5/15/37		570	763,844
3.50%, 2/15/39		500	538,985
4.38%, 5/15/41		950	1,174,141
3.00%, 5/15/42		1,068	1,046,390
3.38%, 5/15/44		500	525,195
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		4,495	4,408,834
U.S. Treasury Notes:
0.88%, 7/15/17		4,000	4,016,564
1.00%, 6/30/19		2,380	2,345,973
2.50%, 5/15/24		500	508,555
Total U.S. Treasury Obligations — 2.5%			17,324,653

Rights	Shares	Value
Abertis Infraestructuras SA (c)	14	$12
Acerinox SA (c)	12,753	5,673
Sacyr SA (c)	11,503	1,308
Zardoya Otis SA (c)	14	6
Total Rights — 0.0%		6,999
Total Long-Term Investments (Cost — $479,719,755) — 67.3%		461,945,244

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (g)(h)	231,528,398	231,528,398

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (g)(h)(i)	USD $ 1,227	1,227,450
Total Short-Term Securities (Cost — $232,755,848) — 33.9%		232,755,848

Total Investments (Cost — $712,475,603*) — 101.2%		694,701,092
Liabilities in Excess of Other Assets — (1.2)%		(8,166,930)

Net Assets — 100.0%		$686,534,162

Notes to Schedule of Investments

*	As of June 30,2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$712,603,239

Gross unrealized appreciation	$10,136,865
Gross unrealized depreciation	(28,039,012)

Net unrealized depreciation	$(17,902,147)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Restricted security as to resale. As of report date, the Fund held less than 0.01% of its net assets, with a current value of $5,376 and an original cost of $48,000 of its net assets.

(f)	Represents or includes a TBA transaction. As of June 30, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$1,191,064	$ (406)
Citigroup Global Markets, Inc.	$7,019,606	$(12,910)
Deutsche Bank Securities, Inc.	$5,125,166	$ (5,716)
Goldman Sachs & Co.	$2,534,649	$ (6,071)
J.P. Morgan Securities LLC	$2,928,695	$ (1,258)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,441,918	$(13,499)
Wells Fargo Securities, LLC	$1,398,632	$ 744

(g)	During the period ended June 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	15

Schedule of Investments (continued)

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2015	Value at June 30, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	420,264,224	—		(188,735,826)[1]	231,528,398	$231,528,398	$140,096		$28,007
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,227,450	[2]	—	$ 1,227,450	$ 1,227,450	$ 11,804	[3]	—
iShares 1-3 Year Credit Bond ETF	221,827	—		(221,827)	—	—	$135,357		9,440

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(88)	AUD Currency Futures	Chicago Mercantile	September 2015	USD	6,762,800	$ 11,885
301	Australian Government Bonds (10 Year)	Sydney	September 2015	USD	28,979,059	160,316
445	Australian Government Bonds (3 Year)	Sydney	September 2015	USD	38,082,495	61,259
(140)	CAD Currency Futures	Chicago Mercantile	September 2015	USD	11,197,200	176,080
31	Canadian Government Bonds (10 Year)	Montreal	September 2015	USD	3,474,780	19,840
(5)	CHF Currency Futures	Chicago Mercantile	September 2015	USD	670,125	2,906
(248)	Euro Currency Futures	Chicago Mercantile	September 2015	USD	34,583,600	569,542
42	Euro-Bobl	Eurex	September 2015	USD	6,067,426	19,722
(57)	Euro-Bund	Eurex	September 2015	USD	9,659,078	(73,647)
(4)	Euro-Buxl	Eurex	September 2015	USD	662,847	11,684
25	Euro-Schatz	Eurex	September 2015	USD	3,101,379	1,533
(193)	GBP Currency Futures	Chicago Mercantile	September 2015	USD	18,968,281	(75,781)
(318)	JPY Currency Futures	Chicago Mercantile	September 2015	USD	32,495,625	(74,263)
(26)	Long Gilt British	NYSE Liffe	September 2015	USD	4,727,830	10,136
116	Long Gilt British	NYSE Liffe	September 2015	USD	21,093,394	46,174
(10)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	1,508,438	(25,794)
(476)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	60,057,812	(132,912)
(506)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	110,782,375	(153,069)
46	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	10,071,125	(13,915)
(1,300)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	155,035,156	(293,978)
56	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	6,678,437	(12,249)
113	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	27,925,125	7,937
(113)	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	27,716,075	2,890
Total						$ 246,296

•	As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	11,951	USD	3,736	Barclays Bank PLC	7/02/15	$105
BRL	50,000	USD	16,126	Barclays Bank PLC	7/02/15	(56)
BRL	130,000	USD	41,900	Barclays Bank PLC	7/02/15	(88)

16	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	160,000	USD	51,570	Credit Suisse International	7/02/15	$ (108)
BRL	110,000	USD	35,726	Deutsche Bank AG	7/02/15	(372)
BRL	210,000	USD	67,917	Deutsche Bank AG	7/02/15	(424)
BRL	215,000	USD	69,489	Deutsche Bank AG	7/02/15	(389)
BRL	300,000	USD	93,397	Deutsche Bank AG	7/02/15	3,022
BRL	330,000	USD	102,868	Deutsche Bank AG	7/02/15	3,193
BRL	350,000	USD	112,809	Deutsche Bank AG	7/02/15	(236)
BRL	700,000	USD	217,926	Deutsche Bank AG	7/02/15	7,050
BRL	700,000	USD	225,617	Deutsche Bank AG	7/02/15	(472)
BRL	48,049	USD	15,008	JPMorgan Chase Bank N.A.	7/02/15	435
BRL	110,000	USD	34,591	JPMorgan Chase Bank N.A.	7/02/15	762
BRL	180,000	USD	56,604	JPMorgan Chase Bank N.A.	7/02/15	1,247
BRL	180,000	USD	58,016	JPMorgan Chase Bank N.A.	7/02/15	(121)
BRL	190,000	USD	59,937	JPMorgan Chase Bank N.A.	7/02/15	1,128
BRL	275,000	USD	88,635	JPMorgan Chase Bank N.A.	7/02/15	(185)
BRL	350,000	USD	112,809	JPMorgan Chase Bank N.A.	7/02/15	(236)
BRL	70,000	USD	22,562	Morgan Stanley & Co. International PLC	7/02/15	(47)
BRL	80,000	USD	25,181	Morgan Stanley & Co. International PLC	7/02/15	531
BRL	80,000	USD	25,785	Morgan Stanley & Co. International PLC	7/02/15	(54)
BRL	110,000	USD	34,547	Morgan Stanley & Co. International PLC	7/02/15	807
BRL	180,000	USD	57,803	Morgan Stanley & Co. International PLC	7/02/15	48
BRL	180,000	USD	58,016	Morgan Stanley & Co. International PLC	7/02/15	(121)
BRL	25,000	USD	7,868	UBS AG	7/02/15	167
BRL	100,000	USD	32,231	UBS AG	7/02/15	(67)
BRL	275,000	USD	88,635	UBS AG	7/02/15	(185)
USD	3,852	BRL	11,951	Barclays Bank PLC	7/02/15	8
USD	16,116	BRL	50,000	Barclays Bank PLC	7/02/15	34
USD	40,735	BRL	130,000	Barclays Bank PLC	7/02/15	(1,047)
USD	51,688	BRL	160,000	Credit Suisse International	7/02/15	265
USD	31,466	BRL	100,000	Deutsche Bank AG	7/02/15	(673)
USD	35,454	BRL	110,000	Deutsche Bank AG	7/02/15	74
USD	67,685	BRL	210,000	Deutsche Bank AG	7/02/15	142
USD	69,297	BRL	215,000	Deutsche Bank AG	7/02/15	145
USD	96,693	BRL	300,000	Deutsche Bank AG	7/02/15	202
USD	106,362	BRL	330,000	Deutsche Bank AG	7/02/15	222
USD	217,926	BRL	700,000	Deutsche Bank AG	7/02/15	(7,050)
USD	225,617	BRL	700,000	Deutsche Bank AG	7/02/15	472
USD	15,487	BRL	48,049	JPMorgan Chase Bank N.A.	7/02/15	32
USD	35,454	BRL	110,000	JPMorgan Chase Bank N.A.	7/02/15	74
USD	56,197	BRL	180,000	JPMorgan Chase Bank N.A.	7/02/15	(1,654)
USD	58,016	BRL	180,000	JPMorgan Chase Bank N.A.	7/02/15	121
USD	61,239	BRL	190,000	JPMorgan Chase Bank N.A.	7/02/15	128
USD	86,833	BRL	275,000	JPMorgan Chase Bank N.A.	7/02/15	(1,551)
USD	110,515	BRL	350,000	JPMorgan Chase Bank N.A.	7/02/15	(1,974)
USD	21,931	BRL	70,000	Morgan Stanley & Co. International PLC	7/02/15	(567)
USD	25,601	BRL	80,000	Morgan Stanley & Co. International PLC	7/02/15	(111)
USD	25,785	BRL	80,000	Morgan Stanley & Co. International PLC	7/02/15	54
USD	35,454	BRL	110,000	Morgan Stanley & Co. International PLC	7/02/15	74
USD	57,615	BRL	180,000	Morgan Stanley & Co. International PLC	7/02/15	(236)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	17

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	58,016	BRL	180,000	Morgan Stanley & Co. International PLC	7/02/15	$ 121
USD	8,058	BRL	25,000	UBS AG	7/02/15	17
USD	86,546	BRL	275,000	UBS AG	7/02/15	(1,838)
USD	110,149	BRL	350,000	UBS AG	7/02/15	(2,339)
AUD	3,640,000	USD	2,797,012	Westpac Banking Corp.	7/06/15	10,423
CAD	7,213,436	USD	5,777,682	UBS AG	7/06/15	(2,801)
CHF	430,000	USD	460,114	UBS AG	7/06/15	(88)
DKK	4,400,000	USD	657,177	UBS AG	7/06/15	449
EUR	13,945,000	USD	15,537,520	Goldman Sachs International	7/06/15	10,372
EUR	800,000	USD	877,477	JPMorgan Chase Bank N.A.	7/06/15	14,478
EUR	13,935,000	USD	15,527,161	Morgan Stanley & Co. International PLC	7/06/15	9,580
EUR	13,945,000	USD	15,537,520	Standard Chartered Bank	7/06/15	10,372
EUR	13,945,000	USD	15,538,370	Westpac Banking Corp.	7/06/15	9,521
GBP	3,145,000	USD	4,946,142	Goldman Sachs International	7/06/15	(4,801)
GBP	3,140,000	USD	4,938,147	Morgan Stanley & Co. International PLC	7/06/15	(4,663)
GBP	3,145,000	USD	4,946,142	Standard Chartered Bank	7/06/15	(4,801)
GBP	3,145,000	USD	4,945,997	Westpac Banking Corp.	7/06/15	(4,656)
ILS	2,000,000	USD	530,166	Goldman Sachs International	7/06/15	(209)
JPY	992,650,000	USD	8,112,205	Goldman Sachs International	7/06/15	(709)
JPY	992,650,000	USD	8,112,590	Morgan Stanley & Co. International PLC	7/06/15	(1,094)
JPY	992,650,000	USD	8,112,205	Standard Chartered Bank	7/06/15	(709)
JPY	992,650,000	USD	8,112,736	Westpac Banking Corp.	7/06/15	(1,240)
MXN	10,150,000	USD	646,710	JPMorgan Chase Bank N.A.	7/06/15	(1,226)
NOK	5,350,000	USD	679,963	UBS AG	7/06/15	2,295
NZD	350,000	USD	236,624	Westpac Banking Corp.	7/06/15	420
SEK	8,200,000	USD	988,326	UBS AG	7/06/15	961
SGD	400,000	USD	297,045	HSBC Bank PLC	7/06/15	(85)
THB	19,200,000	USD	567,994	HSBC Bank PLC	7/06/15	342
TRY	600,000	USD	223,964	JPMorgan Chase Bank N.A.	7/06/15	(518)
USD	2,781,233	AUD	3,640,000	Westpac Banking Corp.	7/06/15	(26,203)
USD	5,775,619	CAD	7,213,436	Morgan Stanley & Co. International PLC	7/06/15	738
USD	456,360	CHF	430,000	Morgan Stanley & Co. International PLC	7/06/15	(3,667)
USD	647,215	DKK	4,400,000	Morgan Stanley & Co. International PLC	7/06/15	(10,412)
USD	15,240,759	EUR	13,895,000	Deutsche Bank AG	7/06/15	(251,385)
USD	15,240,565	EUR	13,895,000	Goldman Sachs International	7/06/15	(251,579)
USD	1,111,421	EUR	1,000,000	State Street Bank and Trust Co.	7/06/15	(3,523)
USD	15,229,443	EUR	13,885,000	UBS AG	7/06/15	(251,552)
USD	15,240,411	EUR	13,895,000	Westpac Banking Corp.	7/06/15	(251,733)
USD	4,798,012	GBP	3,145,000	Deutsche Bank AG	7/06/15	(143,328)
USD	4,798,012	GBP	3,145,000	Goldman Sachs International	7/06/15	(143,328)
USD	4,790,381	GBP	3,140,000	UBS AG	7/06/15	(143,104)
USD	4,797,880	GBP	3,145,000	Westpac Banking Corp.	7/06/15	(143,460)
USD	516,864	ILS	2,000,000	Deutsche Bank AG	7/06/15	(13,093)
USD	7,841,454	JPY	972,650,000	Deutsche Bank AG	7/06/15	(106,611)
USD	7,841,504	JPY	972,650,000	Goldman Sachs International	7/06/15	(106,561)
USD	644,968	JPY	80,000,000	Morgan Stanley & Co. International PLC	7/06/15	(8,757)
USD	7,841,454	JPY	972,650,000	UBS AG	7/06/15	(106,611)
USD	7,841,549	JPY	972,650,000	Westpac Banking Corp.	7/06/15	(106,516)
USD	656,452	MXN	10,150,000	Morgan Stanley & Co. International PLC	7/06/15	10,969

18	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	685,450	NOK	5,350,000	Morgan Stanley & Co. International PLC	7/06/15	$ 3,192
USD	248,269	NZD	350,000	Westpac Banking Corp.	7/06/15	11,224
USD	960,362	SEK	8,200,000	Morgan Stanley & Co. International PLC	7/06/15	(28,926)
USD	296,318	SGD	400,000	HSBC Bank PLC	7/06/15	(642)
USD	569,184	THB	19,200,000	HSBC Bank PLC	7/06/15	848
USD	223,248	TRY	600,000	Morgan Stanley & Co. International PLC	7/06/15	(198)
USD	245,147	ZAR	3,000,000	HSBC Bank PLC	7/06/15	(1,170)
ZAR	3,000,000	USD	246,996	HSBC Bank PLC	7/06/15	(678)
CZK	4,700,000	USD	192,109	Société Générale	7/07/15	35
USD	188,069	CZK	4,700,000	Morgan Stanley & Co. International PLC	7/07/15	(4,075)
BRL	320,000	USD	101,878	Deutsche Bank AG	8/04/15	(291)
USD	68,716	BRL	215,000	Deutsche Bank AG	8/04/15	463
USD	50,410	BRL	160,000	JPMorgan Chase Bank N.A.	8/04/15	(384)
CAD	300,000	USD	240,195	JPMorgan Chase Bank N.A.	8/05/15	(125)
EUR	1,300,000	USD	1,449,117	JPMorgan Chase Bank N.A.	8/05/15	917
GBP	200,000	USD	314,470	JPMorgan Chase Bank N.A.	8/05/15	(303)
USD	2,792,572	AUD	3,640,000	Westpac Banking Corp.	8/05/15	(9,938)
USD	5,775,230	CAD	7,213,436	UBS AG	8/05/15	2,782
USD	460,677	CHF	430,000	UBS AG	8/05/15	105
USD	192,191	CZK	4,700,000	Société Générale	8/05/15	(37)
USD	657,669	DKK	4,400,000	UBS AG	8/05/15	(541)
USD	615,779	EUR	550,000	Goldman Sachs International	8/05/15	2,303
USD	727,435	EUR	650,000	Goldman Sachs International	8/05/15	2,418
USD	15,543,517	EUR	13,945,000	Goldman Sachs International	8/05/15	(10,884)
USD	15,533,226	EUR	13,935,000	Morgan Stanley & Co. International PLC	8/05/15	(10,021)
USD	15,543,377	EUR	13,945,000	Standard Chartered Bank	8/05/15	(11,025)
USD	15,544,103	EUR	13,945,000	Westpac Banking Corp.	8/05/15	(10,299)
USD	4,945,167	GBP	3,145,000	Goldman Sachs International	8/05/15	4,882
USD	4,937,132	GBP	3,140,000	Morgan Stanley & Co. International PLC	8/05/15	4,701
USD	4,945,119	GBP	3,145,000	Standard Chartered Bank	8/05/15	4,835
USD	4,945,085	GBP	3,145,000	Westpac Banking Corp.	8/05/15	4,800
USD	530,166	ILS	2,000,000	Goldman Sachs International	8/05/15	160
USD	8,114,957	JPY	992,650,000	Goldman Sachs International	8/05/15	467
USD	8,115,413	JPY	992,650,000	Morgan Stanley & Co. International PLC	8/05/15	922
USD	163,506	JPY	20,000,000	Société Générale	8/05/15	15
USD	8,114,924	JPY	992,650,000	Standard Chartered Bank	8/05/15	434
USD	8,115,190	JPY	992,650,000	Westpac Banking Corp.	8/05/15	699
USD	645,286	MXN	10,150,000	JPMorgan Chase Bank N.A.	8/05/15	1,244
USD	679,474	NOK	5,350,000	UBS AG	8/05/15	(2,290)
USD	235,995	NZD	350,000	Westpac Banking Corp.	8/05/15	(402)
USD	988,895	SEK	8,200,000	UBS AG	8/05/15	(1,024)
USD	296,875	SGD	400,000	HSBC Bank PLC	8/05/15	57
USD	566,815	THB	19,200,000	HSBC Bank PLC	8/05/15	(913)
USD	222,031	TRY	600,000	JPMorgan Chase Bank N.A.	8/05/15	637
USD	245,712	ZAR	3,000,000	HSBC Bank PLC	8/05/15	732
AUD	51,717	USD	39,695	Barclays Bank PLC	9/10/15	48
AUD	77,701	USD	60,114	Barclays Bank PLC	9/10/15	(404)
AUD	107,174	USD	82,916	Barclays Bank PLC	9/10/15	(557)
AUD	150,000	USD	115,888	Barclays Bank PLC	9/10/15	(618)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	19

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	170,666	USD	130,993	Barclays Bank PLC	9/10/15	$ 158
AUD	29,543	USD	23,045	Credit Suisse International	9/10/15	(342)
AUD	30,000	USD	23,014	Credit Suisse International	9/10/15	40
AUD	60,000	USD	46,028	Credit Suisse International	9/10/15	80
AUD	314,000	USD	239,012	Credit Suisse International	9/10/15	2,286
AUD	590,000	USD	452,606	Credit Suisse International	9/10/15	788
AUD	100,000	USD	76,418	Deutsche Bank AG	9/10/15	429
AUD	212,299	USD	164,239	Deutsche Bank AG	9/10/15	(1,094)
AUD	292,826	USD	226,536	Deutsche Bank AG	9/10/15	(1,509)
AUD	564	USD	434	Goldman Sachs International	9/10/15	(1)
AUD	30,000	USD	23,376	Goldman Sachs International	9/10/15	(322)
AUD	60,000	USD	46,098	Goldman Sachs International	9/10/15	10
AUD	120,000	USD	90,799	Goldman Sachs International	9/10/15	1,417
AUD	210,000	USD	162,158	Goldman Sachs International	9/10/15	(780)
AUD	530,000	USD	407,199	Goldman Sachs International	9/10/15	88
AUD	1,095,000	USD	838,939	Goldman Sachs International	9/10/15	2,531
AUD	30,000	USD	23,119	JPMorgan Chase Bank N.A.	9/10/15	(65)
AUD	40,000	USD	30,597	JPMorgan Chase Bank N.A.	9/10/15	141
AUD	40,000	USD	30,597	JPMorgan Chase Bank N.A.	9/10/15	141
AUD	68,680	USD	52,535	JPMorgan Chase Bank N.A.	9/10/15	243
AUD	200,000	USD	155,282	JPMorgan Chase Bank N.A.	9/10/15	(1,589)
AUD	257,550	USD	197,007	JPMorgan Chase Bank N.A.	9/10/15	911
AUD	265,000	USD	205,761	JPMorgan Chase Bank N.A.	9/10/15	(2,117)
AUD	283,305	USD	216,708	JPMorgan Chase Bank N.A.	9/10/15	1,002
AUD	30,000	USD	23,138	Morgan Stanley & Co. International PLC	9/10/15	(84)
AUD	40,000	USD	30,851	Morgan Stanley & Co. International PLC	9/10/15	(112)
AUD	50,000	USD	38,290	Morgan Stanley & Co. International PLC	9/10/15	133
AUD	130,000	USD	99,553	Morgan Stanley & Co. International PLC	9/10/15	347
AUD	435,000	USD	333,121	Morgan Stanley & Co. International PLC	9/10/15	1,161
AUD	11,320	USD	8,658	UBS AG	9/10/15	41
AUD	30,000	USD	23,160	UBS AG	9/10/15	(106)
AUD	42,450	USD	32,467	UBS AG	9/10/15	154
AUD	46,695	USD	35,713	UBS AG	9/10/15	170
AUD	48,283	USD	37,064	UBS AG	9/10/15	39
AUD	159,334	USD	122,312	UBS AG	9/10/15	130
AUD	39,436	USD	30,344	Westpac Banking Corp.	9/10/15	(39)
AUD	140,457	USD	109,558	Westpac Banking Corp.	9/10/15	(1,621)
AUD	200,000	USD	155,172	Westpac Banking Corp.	9/10/15	(1,479)
AUD	230,000	USD	177,696	Westpac Banking Corp.	9/10/15	(949)
AUD	250,000	USD	190,001	Westpac Banking Corp.	9/10/15	2,115
AUD	265,000	USD	205,801	Westpac Banking Corp.	9/10/15	(2,158)
CAD	125,993	USD	102,096	BNP Paribas S.A.	9/10/15	(1,320)
CAD	70,000	USD	56,656	Citibank N.A.	9/10/15	(667)
CAD	160,000	USD	129,113	Citibank N.A.	9/10/15	(1,137)
CAD	270,000	USD	218,180	Citibank N.A.	9/10/15	(2,220)
CAD	525,000	USD	424,239	Citibank N.A.	9/10/15	(4,317)
CAD	10,798	USD	8,750	Credit Suisse International	9/10/15	(113)
CAD	39,929	USD	32,355	Credit Suisse International	9/10/15	(418)
CAD	190,000	USD	151,538	Credit Suisse International	9/10/15	433

20	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	270,000	USD	216,960	Credit Suisse International	9/10/15	$(1,000)
CAD	525,000	USD	421,866	Credit Suisse International	9/10/15	(1,944)
CAD	633,486	USD	513,326	Credit Suisse International	9/10/15	(6,631)
CAD	40,000	USD	32,463	Deutsche Bank AG	9/10/15	(469)
CAD	8,365	USD	6,789	Goldman Sachs International	9/10/15	(98)
CAD	30,000	USD	24,681	Goldman Sachs International	9/10/15	(685)
CAD	34,007	USD	27,573	Goldman Sachs International	9/10/15	(373)
CAD	40,000	USD	32,450	Goldman Sachs International	9/10/15	(456)
CAD	90,000	USD	72,783	Goldman Sachs International	9/10/15	(796)
CAD	140,000	USD	113,576	Goldman Sachs International	9/10/15	(1,596)
CAD	160,000	USD	129,801	Goldman Sachs International	9/10/15	(1,825)
CAD	490,760	USD	398,273	Goldman Sachs International	9/10/15	(5,738)
CAD	40,000	USD	32,452	JPMorgan Chase Bank N.A.	9/10/15	(458)
CAD	50,000	USD	40,465	JPMorgan Chase Bank N.A.	9/10/15	(472)
CAD	80,000	USD	64,770	JPMorgan Chase Bank N.A.	9/10/15	(782)
CAD	1,060,000	USD	851,512	JPMorgan Chase Bank N.A.	9/10/15	(3,669)
CAD	40,000	USD	32,099	Morgan Stanley & Co. International PLC	9/10/15	(105)
CAD	40,000	USD	32,481	Morgan Stanley & Co. International PLC	9/10/15	(487)
CAD	210,000	USD	168,549	Morgan Stanley & Co. International PLC	9/10/15	(581)
CAD	110,000	USD	89,630	Royal Bank of Canada	9/10/15	(1,646)
CAD	160,000	USD	128,261	Royal Bank of Canada	9/10/15	(285)
CAD	1,665,000	USD	1,330,845	Royal Bank of Canada	9/10/15	908
CAD	3,097	USD	2,515	UBS AG	9/10/15	(37)
CAD	7,739	USD	6,277	UBS AG	9/10/15	(87)
CAD	11,453	USD	9,298	UBS AG	9/10/15	(137)
CAD	28,618	USD	23,211	UBS AG	9/10/15	(321)
CAD	181,715	USD	147,522	UBS AG	9/10/15	(2,177)
CAD	380,000	USD	309,689	UBS AG	9/10/15	(5,746)
CAD	454,039	USD	368,260	UBS AG	9/10/15	(5,096)
CAD	150,000	USD	120,029	Westpac Banking Corp.	9/10/15	(51)
CLP	31,500,000	USD	49,937	BNP Paribas S.A.	9/10/15	(999)
CLP	47,000,000	USD	73,940	BNP Paribas S.A.	9/10/15	(923)
CLP	191,600,000	USD	306,437	BNP Paribas S.A.	9/10/15	(8,775)
CLP	30,700,000	USD	48,885	Deutsche Bank AG	9/10/15	(1,191)
COP	80,000,000	USD	30,781	BNP Paribas S.A.	9/10/15	(319)
COP	210,000,000	USD	80,199	BNP Paribas S.A.	9/10/15	(236)
COP	240,000,000	USD	92,843	BNP Paribas S.A.	9/10/15	(1,457)
COP	270,000,000	USD	105,181	BNP Paribas S.A.	9/10/15	(2,372)
COP	60,000,000	USD	23,410	Credit Suisse International	9/10/15	(564)
COP	80,000,000	USD	30,206	Credit Suisse International	9/10/15	256
COP	176,400,000	USD	68,598	Credit Suisse International	9/10/15	(1,429)
COP	210,000,000	USD	81,935	Credit Suisse International	9/10/15	(1,972)
COP	220,000,000	USD	86,580	Credit Suisse International	9/10/15	(2,809)
COP	30,000,000	USD	11,760	Morgan Stanley & Co. International PLC	9/10/15	(337)
COP	140,000,000	USD	54,023	Morgan Stanley & Co. International PLC	9/10/15	(714)
EUR	12,786	HUF	4,000,000	Barclays Bank PLC	9/10/15	150
EUR	44,669	HUF	14,000,000	BNP Paribas S.A.	9/10/15	431
EUR	77,257	HUF	24,000,000	BNP Paribas S.A.	9/10/15	1,499
EUR	96,731	HUF	30,362,947	BNP Paribas S.A.	9/10/15	771

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	21

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	76,717	HUF	24,000,000	Citibank N.A.	9/10/15	$ 896
EUR	12,653	HUF	3,968,050	Credit Suisse International	9/10/15	113
EUR	49,134	HUF	15,418,966	Credit Suisse International	9/10/15	405
EUR	105,696	HUF	33,000,000	Goldman Sachs International	9/10/15	1,468
EUR	37,215	HUF	11,669,002	Morgan Stanley & Co. International PLC	9/10/15	340
EUR	40,068	HUF	12,581,034	Morgan Stanley & Co. International PLC	9/10/15	305
EUR	57,409	HUF	18,000,000	Société Générale	9/10/15	529
EUR	14,344	PLN	60,000	Barclays Bank PLC	9/10/15	82
EUR	21,710	PLN	90,000	Barclays Bank PLC	9/10/15	339
EUR	22,881	PLN	95,000	Barclays Bank PLC	9/10/15	318
EUR	39,614	PLN	164,065	Barclays Bank PLC	9/10/15	660
EUR	279,695	PLN	1,170,000	Barclays Bank PLC	9/10/15	1,579
EUR	85,625	PLN	355,000	BNP Paribas S.A.	9/10/15	1,328
EUR	56,721	PLN	235,000	Credit Suisse International	9/10/15	923
EUR	80,969	PLN	340,000	Credit Suisse International	9/10/15	114
EUR	130,019	PLN	542,883	Credit Suisse International	9/10/15	1,001
EUR	18,091	PLN	75,000	Goldman Sachs International	9/10/15	282
EUR	47,306	PLN	195,935	Goldman Sachs International	9/10/15	785
EUR	514,161	PLN	2,130,000	JPMorgan Chase Bank N.A.	9/10/15	8,424
EUR	35,832	PLN	150,000	Morgan Stanley & Co. International PLC	9/10/15	173
EUR	75,927	PLN	317,117	Morgan Stanley & Co. International PLC	9/10/15	560
EUR	180,000	USD	197,673	Bank of America N.A.	9/10/15	3,207
EUR	30,000	USD	34,160	Barclays Bank PLC	9/10/15	(680)
EUR	60,000	USD	67,084	Barclays Bank PLC	9/10/15	(123)
EUR	145,000	USD	163,875	Barclays Bank PLC	9/10/15	(2,055)
EUR	465,000	USD	520,140	Barclays Bank PLC	9/10/15	(1,199)
EUR	600,000	USD	685,490	Citibank N.A.	9/10/15	(15,888)
EUR	50,000	USD	55,669	Credit Suisse International	9/10/15	131
EUR	145,000	USD	163,701	Credit Suisse International	9/10/15	(1,881)
EUR	370,000	USD	409,477	Credit Suisse International	9/10/15	3,444
EUR	410,000	USD	462,287	Credit Suisse International	9/10/15	(4,726)
EUR	465,000	USD	519,856	Credit Suisse International	9/10/15	(915)
EUR	24,047	USD	27,045	Goldman Sachs International	9/10/15	(208)
EUR	150,000	USD	169,255	Goldman Sachs International	9/10/15	(1,854)
EUR	150,953	USD	169,769	Goldman Sachs International	9/10/15	(1,305)
EUR	180,000	USD	205,371	Goldman Sachs International	9/10/15	(4,491)
EUR	250,000	USD	283,398	Goldman Sachs International	9/10/15	(4,397)
EUR	260,000	USD	293,358	Goldman Sachs International	9/10/15	(3,197)
EUR	560,000	USD	628,874	Goldman Sachs International	9/10/15	(3,913)
EUR	325,000	USD	365,448	HSBC Bank PLC	9/10/15	(2,747)
EUR	40,000	USD	45,085	JPMorgan Chase Bank N.A.	9/10/15	(445)
EUR	50,000	USD	56,126	JPMorgan Chase Bank N.A.	9/10/15	(326)
EUR	80,000	USD	89,432	JPMorgan Chase Bank N.A.	9/10/15	(152)
EUR	150,953	USD	169,757	JPMorgan Chase Bank N.A.	9/10/15	(1,293)
EUR	160,000	USD	181,588	JPMorgan Chase Bank N.A.	9/10/15	(3,028)
EUR	410,000	USD	462,423	JPMorgan Chase Bank N.A.	9/10/15	(4,862)
EUR	740,000	USD	832,411	JPMorgan Chase Bank N.A.	9/10/15	(6,569)
EUR	710,000	USD	791,355	Morgan Stanley & Co. International PLC	9/10/15	1,006
EUR	24,047	USD	27,055	UBS AG	9/10/15	(219)

22	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	60,000	USD	65,939	UBS AG	9/10/15	$ 1,022
GBP	210,000	USD	330,473	Citibank N.A.	9/10/15	(684)
GBP	20,000	USD	30,713	Credit Suisse International	9/10/15	695
GBP	220,000	USD	345,895	Credit Suisse International	9/10/15	(402)
GBP	240,000	USD	381,439	Credit Suisse International	9/10/15	(4,538)
GBP	230,000	USD	350,858	Goldman Sachs International	9/10/15	10,339
GBP	454,000	USD	692,563	Goldman Sachs International	9/10/15	20,409
GBP	20,000	USD	31,561	HSBC Bank PLC	9/10/15	(153)
GBP	30,000	USD	47,214	HSBC Bank PLC	9/10/15	(102)
GBP	30,000	USD	47,534	HSBC Bank PLC	9/10/15	(421)
GBP	60,000	USD	94,694	HSBC Bank PLC	9/10/15	(469)
GBP	100,000	USD	156,910	HSBC Bank PLC	9/10/15	133
GBP	260,000	USD	408,324	HSBC Bank PLC	9/10/15	(14)
GBP	550,000	USD	852,798	HSBC Bank PLC	9/10/15	10,935
GBP	50,000	USD	79,460	JPMorgan Chase Bank N.A.	9/10/15	(939)
GBP	150,000	USD	233,896	JPMorgan Chase Bank N.A.	9/10/15	1,667
GBP	170,000	USD	270,165	JPMorgan Chase Bank N.A.	9/10/15	(3,193)
GBP	550,000	USD	837,345	Morgan Stanley & Co. International PLC	9/10/15	26,388
GBP	260,000	USD	406,250	State Street Bank and Trust Co.	9/10/15	2,060
GBP	60,000	USD	91,389	UBS AG	9/10/15	2,836
HUF	3,000,000	EUR	9,580	Barclays Bank PLC	9/10/15	(101)
HUF	7,000,000	EUR	22,375	Barclays Bank PLC	9/10/15	(260)
HUF	15,000,000	EUR	48,395	Barclays Bank PLC	9/10/15	(1,058)
HUF	25,000,000	EUR	80,425	BNP Paribas S.A.	9/10/15	(1,505)
HUF	9,000,409	EUR	28,792	Credit Suisse International	9/10/15	(362)
HUF	11,117,394	EUR	35,403	Credit Suisse International	9/10/15	(265)
HUF	1,499,615	EUR	4,806	Goldman Sachs International	9/10/15	(70)
HUF	7,499,976	EUR	24,032	UBS AG	9/10/15	(345)
HUF	7,882,606	EUR	25,153	UBS AG	9/10/15	(246)
HUF	9,000,000	USD	32,464	Bank of America N.A.	9/10/15	(694)
HUF	19,000,000	USD	68,535	Bank of America N.A.	9/10/15	(1,465)
HUF	7,000,000	USD	25,310	Barclays Bank PLC	9/10/15	(600)
HUF	20,000,000	USD	70,894	Barclays Bank PLC	9/10/15	(295)
HUF	6,000,000	USD	21,637	BNP Paribas S.A.	9/10/15	(457)
HUF	7,000,000	USD	25,247	BNP Paribas S.A.	9/10/15	(537)
HUF	7,000,000	USD	25,298	BNP Paribas S.A.	9/10/15	(588)
HUF	8,000,000	USD	28,849	BNP Paribas S.A.	9/10/15	(609)
HUF	9,000,000	USD	32,316	BNP Paribas S.A.	9/10/15	(546)
HUF	9,000,000	USD	32,355	BNP Paribas S.A.	9/10/15	(586)
HUF	13,000,000	USD	45,997	BNP Paribas S.A.	9/10/15	(107)
HUF	15,930,000	USD	56,052	BNP Paribas S.A.	9/10/15	181
HUF	19,000,000	USD	68,483	BNP Paribas S.A.	9/10/15	(1,413)
HUF	28,000,000	USD	100,539	BNP Paribas S.A.	9/10/15	(1,699)
HUF	32,000,000	USD	113,224	BNP Paribas S.A.	9/10/15	(265)
HUF	12,000,000	USD	43,304	Deutsche Bank AG	9/10/15	(944)
HUF	13,570,000	USD	47,909	Goldman Sachs International	9/10/15	(7)
HUF	7,000,000	USD	25,134	JPMorgan Chase Bank N.A.	9/10/15	(424)
HUF	28,900,000	USD	102,023	Morgan Stanley & Co. International PLC	9/10/15	(6)
HUF	7,000,000	USD	25,125	Société Générale	9/10/15	(415)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	23

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	29,500,000	USD	103,865	Société Générale	9/10/15	$ 270
IDR	310,000,000	USD	22,866	JPMorgan Chase Bank N.A.	9/10/15	17
IDR	310,000,000	USD	22,694	Morgan Stanley & Co. International PLC	9/10/15	189
IDR	1,169,700,000	USD	86,542	Morgan Stanley & Co. International PLC	9/10/15	(198)
ILS	2,659	USD	708	Barclays Bank PLC	9/10/15	(3)
ILS	7,073	USD	1,873	Barclays Bank PLC	9/10/15	2
ILS	13,296	USD	3,539	Barclays Bank PLC	9/10/15	(15)
ILS	2,431	USD	633	Citibank N.A.	9/10/15	11
ILS	20,398	USD	5,332	Citibank N.A.	9/10/15	75
ILS	35,000	USD	9,099	Credit Suisse International	9/10/15	178
ILS	74,627	USD	19,688	Credit Suisse International	9/10/15	92
ILS	97,341	USD	25,841	Credit Suisse International	9/10/15	(40)
ILS	98,664	USD	25,744	Credit Suisse International	9/10/15	408
ILS	126,608	USD	32,964	Credit Suisse International	9/10/15	594
ILS	147,569	USD	38,456	Credit Suisse International	9/10/15	659
ILS	199,241	USD	52,713	Credit Suisse International	9/10/15	98
ILS	234,405	USD	60,795	Credit Suisse International	9/10/15	1,337
ILS	239,216	USD	62,730	Credit Suisse International	9/10/15	676
ILS	249,052	USD	65,892	Credit Suisse International	9/10/15	122
ILS	277,480	USD	73,638	Credit Suisse International	9/10/15	(89)
ILS	314,644	USD	81,605	Credit Suisse International	9/10/15	1,794
ILS	327,982	USD	85,480	Credit Suisse International	9/10/15	1,455
ILS	382,643	USD	99,909	Credit Suisse International	9/10/15	1,514
ILS	430,000	USD	111,305	Credit Suisse International	9/10/15	2,671
ILS	448,293	USD	118,605	Credit Suisse International	9/10/15	220
ILS	486,704	USD	129,206	Credit Suisse International	9/10/15	(200)
ILS	641,318	USD	167,333	Credit Suisse International	9/10/15	2,654
ILS	140,000	USD	36,509	Deutsche Bank AG	9/10/15	600
ILS	370,000	USD	96,480	Deutsche Bank AG	9/10/15	1,592
ILS	399,004	USD	103,423	Deutsche Bank AG	9/10/15	2,338
ILS	996,638	USD	258,330	Deutsche Bank AG	9/10/15	5,839
ILS	3,990	USD	1,037	Goldman Sachs International	9/10/15	21
ILS	5,356	USD	1,391	Goldman Sachs International	9/10/15	28
ILS	40,000	USD	10,417	Goldman Sachs International	9/10/15	185
ILS	120,000	USD	31,056	Goldman Sachs International	9/10/15	751
ILS	250,000	USD	65,106	Goldman Sachs International	9/10/15	1,159
ILS	759	USD	201	Morgan Stanley & Co. International PLC	9/10/15	—
ILS	948	USD	251	Morgan Stanley & Co. International PLC	9/10/15	—
ILS	1,707	USD	452	Morgan Stanley & Co. International PLC	9/10/15	1
ILS	115,000	USD	29,758	Morgan Stanley & Co. International PLC	9/10/15	724
ILS	1,336	USD	349	UBS AG	9/10/15	5
ILS	3,392	USD	883	UBS AG	9/10/15	16
ILS	8,682	USD	2,266	UBS AG	9/10/15	36
ILS	10,784	USD	2,829	UBS AG	9/10/15	30
ILS	15,447	USD	4,091	UBS AG	9/10/15	4
ILS	25,373	USD	6,679	UBS AG	9/10/15	46
ILS	112,018	USD	29,219	UBS AG	9/10/15	473
ILS	146,960	USD	38,420	UBS AG	9/10/15	533
INR	302,937	USD	4,708	Barclays Bank PLC	9/10/15	(20)

24	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	3,066,310	USD	47,656	Barclays Bank PLC	9/10/15	$ (205)
INR	750,000	USD	11,669	Citibank N.A.	9/10/15	(62)
INR	2,600,000	USD	40,451	Citibank N.A.	9/10/15	(217)
INR	8,150,000	USD	126,799	Citibank N.A.	9/10/15	(679)
INR	800,000	USD	12,251	Credit Suisse International	9/10/15	129
INR	4,400,000	USD	67,661	Credit Suisse International	9/10/15	428
INR	1,600,000	USD	24,883	Deutsche Bank AG	9/10/15	(124)
INR	3,400,000	USD	52,239	Deutsche Bank AG	9/10/15	375
INR	10,620,000	USD	165,163	Deutsche Bank AG	9/10/15	(820)
INR	30,296	USD	471	Goldman Sachs International	9/10/15	(2)
INR	306,655	USD	4,766	Goldman Sachs International	9/10/15	(20)
INR	800,000	USD	12,348	HSBC Bank PLC	9/10/15	32
INR	863,926	USD	13,419	HSBC Bank PLC	9/10/15	(50)
INR	1,151,072	USD	17,879	HSBC Bank PLC	9/10/15	(67)
INR	1,600,000	USD	24,887	HSBC Bank PLC	9/10/15	(127)
INR	2,100,000	USD	32,629	HSBC Bank PLC	9/10/15	(132)
INR	2,300,000	USD	35,423	HSBC Bank PLC	9/10/15	169
INR	3,600,000	USD	55,521	HSBC Bank PLC	9/10/15	188
INR	3,800,000	USD	59,080	HSBC Bank PLC	9/10/15	(275)
INR	5,000,000	USD	77,172	HSBC Bank PLC	9/10/15	202
INR	7,700,000	USD	118,846	HSBC Bank PLC	9/10/15	311
INR	8,744,614	USD	135,828	HSBC Bank PLC	9/10/15	(507)
INR	8,800,000	USD	134,825	HSBC Bank PLC	9/10/15	1,354
INR	9,500,000	USD	145,907	HSBC Bank PLC	9/10/15	1,104
INR	10,590,000	USD	164,722	HSBC Bank PLC	9/10/15	(844)
INR	12,300,000	USD	190,373	HSBC Bank PLC	9/10/15	(32)
INR	424,097	USD	6,591	JPMorgan Chase Bank N.A.	9/10/15	(29)
INR	454,475	USD	7,066	JPMorgan Chase Bank N.A.	9/10/15	(33)
INR	4,292,691	USD	66,718	JPMorgan Chase Bank N.A.	9/10/15	(289)
INR	4,600,177	USD	71,520	JPMorgan Chase Bank N.A.	9/10/15	(333)
INR	212,007	USD	3,296	Morgan Stanley & Co. International PLC	9/10/15	(15)
INR	750,000	USD	11,675	Morgan Stanley & Co. International PLC	9/10/15	(69)
INR	1,025,000	USD	15,926	Morgan Stanley & Co. International PLC	9/10/15	(64)
INR	2,145,921	USD	33,359	Morgan Stanley & Co. International PLC	9/10/15	(151)
INR	2,600,000	USD	40,473	Morgan Stanley & Co. International PLC	9/10/15	(239)
INR	8,150,000	USD	126,868	Morgan Stanley & Co. International PLC	9/10/15	(748)
INR	10,375,000	USD	161,203	Morgan Stanley & Co. International PLC	9/10/15	(651)
INR	15,200,000	USD	233,451	Morgan Stanley & Co. International PLC	9/10/15	1,767
INR	787,262	USD	12,228	UBS AG	9/10/15	(46)
INR	1,048,928	USD	16,293	UBS AG	9/10/15	(61)
INR	1,600,000	USD	24,879	UBS AG	9/10/15	(120)
INR	5,700,000	USD	88,106	UBS AG	9/10/15	101
INR	7,700,000	USD	119,020	UBS AG	9/10/15	136
INR	7,968,632	USD	123,775	UBS AG	9/10/15	(462)
INR	10,590,000	USD	164,671	UBS AG	9/10/15	(793)
INR	10,800,000	USD	167,910	UBS AG	9/10/15	(782)
INR	46,000,000	USD	711,029	UBS AG	9/10/15	814
INR	58,000,000	USD	896,514	UBS AG	9/10/15	1,027
JPY	2,000,000	USD	16,158	BNP Paribas S.A.	9/10/15	200

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	25

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	36,500,000	USD	293,489	Citibank N.A.	9/10/15	$ 5,031
JPY	17,000,000	USD	135,536	Deutsche Bank AG	9/10/15	3,501
JPY	36,500,000	USD	293,063	Deutsche Bank AG	9/10/15	5,456
JPY	1,000,000	USD	8,189	Goldman Sachs International	9/10/15	(10)
JPY	3,000,000	USD	24,566	Goldman Sachs International	9/10/15	(30)
JPY	4,000,000	USD	32,286	Goldman Sachs International	9/10/15	428
JPY	9,000,000	USD	72,936	Goldman Sachs International	9/10/15	672
JPY	17,000,000	USD	137,218	Goldman Sachs International	9/10/15	1,819
JPY	26,000,000	USD	208,608	Goldman Sachs International	9/10/15	4,036
JPY	9,000,000	USD	73,427	HSBC Bank PLC	9/10/15	181
JPY	7,000,000	USD	56,512	JPMorgan Chase Bank N.A.	9/10/15	739
JPY	45,000,000	USD	363,636	Royal Bank of Canada	9/10/15	4,402
JPY	72,300,000	USD	584,242	Royal Bank of Canada	9/10/15	7,072
JPY	295,000,000	USD	2,383,836	Royal Bank of Canada	9/10/15	28,857
JPY	2,000,000	USD	16,117	UBS AG	9/10/15	240
JPY	2,000,000	USD	16,174	Westpac Banking Corp.	9/10/15	183
KRW	35,000,000	USD	31,430	Barclays Bank PLC	9/10/15	(106)
KRW	135,000,000	USD	120,562	Barclays Bank PLC	9/10/15	262
KRW	55,000,000	USD	48,854	Citibank N.A.	9/10/15	370
KRW	70,000,000	USD	62,422	Citibank N.A.	9/10/15	227
KRW	40,000,000	USD	36,150	Credit Suisse International	9/10/15	(350)
KRW	100,000,000	USD	90,375	Credit Suisse International	9/10/15	(876)
KRW	20,000,000	USD	18,015	Deutsche Bank AG	9/10/15	(115)
KRW	195,000,000	USD	174,341	Deutsche Bank AG	9/10/15	183
KRW	30,000,000	USD	27,113	Goldman Sachs International	9/10/15	(263)
KRW	85,000,000	USD	76,819	Goldman Sachs International	9/10/15	(745)
KRW	150,000,000	USD	135,563	Goldman Sachs International	9/10/15	(1,314)
KRW	620,600,000	USD	551,767	Goldman Sachs International	9/10/15	3,664
KRW	60,000,000	USD	53,933	HSBC Bank PLC	9/10/15	(233)
KRW	75,000,000	USD	67,225	HSBC Bank PLC	9/10/15	(101)
KRW	173,100,000	USD	154,885	HSBC Bank PLC	9/10/15	37
KRW	30,000,000	USD	27,010	JPMorgan Chase Bank N.A.	9/10/15	(160)
KRW	35,000,000	USD	31,712	JPMorgan Chase Bank N.A.	9/10/15	(387)
KRW	55,000,000	USD	49,612	JPMorgan Chase Bank N.A.	9/10/15	(388)
KRW	55,000,000	USD	49,832	JPMorgan Chase Bank N.A.	9/10/15	(608)
KRW	95,000,000	USD	84,768	JPMorgan Chase Bank N.A.	9/10/15	256
KRW	135,000,000	USD	121,731	JPMorgan Chase Bank N.A.	9/10/15	(908)
KRW	20,000,000	USD	18,033	Morgan Stanley & Co. International PLC	9/10/15	(133)
KRW	25,000,000	USD	22,313	Morgan Stanley & Co. International PLC	9/10/15	61
KRW	25,000,000	USD	22,417	Morgan Stanley & Co. International PLC	9/10/15	(42)
KRW	30,000,000	USD	26,940	Morgan Stanley & Co. International PLC	9/10/15	(90)
KRW	55,000,000	USD	48,865	Morgan Stanley & Co. International PLC	9/10/15	359
KRW	55,000,000	USD	49,925	Morgan Stanley & Co. International PLC	9/10/15	(701)
KRW	75,000,000	USD	66,899	Morgan Stanley & Co. International PLC	9/10/15	226
KRW	75,000,000	USD	67,250	Morgan Stanley & Co. International PLC	9/10/15	(125)
KRW	120,000,000	USD	107,759	Morgan Stanley & Co. International PLC	9/10/15	(360)
KRW	200,000,000	USD	180,115	Morgan Stanley & Co. International PLC	9/10/15	(1,117)
KRW	225,000,000	USD	200,324	Morgan Stanley & Co. International PLC	9/10/15	1,049
KRW	375,000,000	USD	333,363	Morgan Stanley & Co. International PLC	9/10/15	2,259

26	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	387,500,000	USD	350,552	Morgan Stanley & Co. International PLC	9/10/15	$ (3,743)
KRW	487,500,000	USD	438,202	Morgan Stanley & Co. International PLC	9/10/15	(1,894)
KRW	205,000,000	USD	183,741	Standard Chartered Bank	9/10/15	(268)
KRW	387,500,000	USD	349,666	Standard Chartered Bank	9/10/15	(2,857)
KRW	487,500,000	USD	438,596	Standard Chartered Bank	9/10/15	(2,289)
MXN	700,000	USD	44,863	Citibank N.A.	9/10/15	(557)
MXN	1,700,000	USD	109,225	Citibank N.A.	9/10/15	(1,625)
MXN	200,000	USD	12,641	Credit Suisse International	9/10/15	18
MXN	600,000	USD	38,383	Deutsche Bank AG	9/10/15	(406)
MXN	700,000	USD	44,780	Deutsche Bank AG	9/10/15	(474)
MXN	900,000	USD	57,163	Deutsche Bank AG	9/10/15	(198)
MXN	1,200,000	USD	76,766	Deutsche Bank AG	9/10/15	(813)
MXN	2,000,000	USD	127,028	Deutsche Bank AG	9/10/15	(440)
MXN	2,700,000	USD	171,488	Deutsche Bank AG	9/10/15	(594)
MXN	6,000,000	USD	390,178	Deutsche Bank AG	9/10/15	(10,413)
MXN	500,000	USD	32,272	Goldman Sachs International	9/10/15	(625)
MXN	600,000	USD	38,586	Goldman Sachs International	9/10/15	(609)
MXN	800,000	USD	51,431	Goldman Sachs International	9/10/15	(796)
MXN	2,558,355	USD	165,151	Goldman Sachs International	9/10/15	(3,222)
MXN	141,645	USD	9,140	JPMorgan Chase Bank N.A.	9/10/15	(174)
MXN	500,000	USD	32,371	JPMorgan Chase Bank N.A.	9/10/15	(724)
MXN	1,000,000	USD	64,510	JPMorgan Chase Bank N.A.	9/10/15	(1,216)
MXN	7,300,000	USD	470,925	JPMorgan Chase Bank N.A.	9/10/15	(8,878)
MXN	7,690,000	USD	496,084	JPMorgan Chase Bank N.A.	9/10/15	(9,352)
MXN	600,000	USD	38,455	Morgan Stanley & Co. International PLC	9/10/15	(478)
MXN	700,000	USD	44,864	Morgan Stanley & Co. International PLC	9/10/15	(558)
MXN	1,200,000	USD	76,909	Morgan Stanley & Co. International PLC	9/10/15	(956)
MXN	2,800,000	USD	180,661	Morgan Stanley & Co. International PLC	9/10/15	(3,438)
MXN	2,960,000	USD	189,142	Morgan Stanley & Co. International PLC	9/10/15	(1,792)
MXN	3,200,000	USD	206,130	Morgan Stanley & Co. International PLC	9/10/15	(3,589)
MYR	37,274	USD	9,917	Barclays Bank PLC	9/10/15	(93)
MYR	250,000	USD	65,982	Barclays Bank PLC	9/10/15	(92)
MYR	400,000	USD	105,572	Barclays Bank PLC	9/10/15	(147)
MYR	480,000	USD	127,456	Barclays Bank PLC	9/10/15	(946)
MYR	14,515	USD	3,897	Deutsche Bank AG	9/10/15	(71)
MYR	18,870	USD	5,066	Deutsche Bank AG	9/10/15	(93)
MYR	40,000	USD	10,635	Deutsche Bank AG	9/10/15	(93)
MYR	65,000	USD	17,494	Deutsche Bank AG	9/10/15	(363)
MYR	155,000	USD	41,717	Deutsche Bank AG	9/10/15	(865)
MYR	14,209	USD	3,788	Goldman Sachs International	9/10/15	(43)
MYR	14,209	USD	3,788	Goldman Sachs International	9/10/15	(43)
MYR	40,000	USD	10,628	Goldman Sachs International	9/10/15	(86)
MYR	70,000	USD	18,605	HSBC Bank PLC	9/10/15	(155)
MYR	150,000	USD	40,296	HSBC Bank PLC	9/10/15	(761)
MYR	1,300,000	USD	348,806	HSBC Bank PLC	9/10/15	(6,175)
MYR	12,915	USD	3,469	JPMorgan Chase Bank N.A.	9/10/15	(65)
MYR	16,790	USD	4,509	JPMorgan Chase Bank N.A.	9/10/15	(84)
MYR	250,000	USD	67,404	JPMorgan Chase Bank N.A.	9/10/15	(1,513)
MYR	450,000	USD	119,395	JPMorgan Chase Bank N.A.	9/10/15	(792)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	27

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	37,279	USD	9,917	Morgan Stanley & Co. International PLC	9/10/15	$ (92)
MYR	50,000	USD	13,194	Morgan Stanley & Co. International PLC	9/10/15	(16)
MYR	71,055	USD	18,939	Morgan Stanley & Co. International PLC	9/10/15	(212)
MYR	71,055	USD	18,939	Morgan Stanley & Co. International PLC	9/10/15	(212)
MYR	72,569	USD	19,486	Morgan Stanley & Co. International PLC	9/10/15	(359)
MYR	85,000	USD	22,430	Morgan Stanley & Co. International PLC	9/10/15	(28)
MYR	94,340	USD	25,331	Morgan Stanley & Co. International PLC	9/10/15	(467)
MYR	110,000	USD	29,479	Morgan Stanley & Co. International PLC	9/10/15	(487)
MYR	205,000	USD	54,333	Morgan Stanley & Co. International PLC	9/10/15	(303)
MYR	285,000	USD	75,537	Morgan Stanley & Co. International PLC	9/10/15	(421)
MYR	300,000	USD	79,428	Morgan Stanley & Co. International PLC	9/10/15	(359)
MYR	330,000	USD	87,140	Morgan Stanley & Co. International PLC	9/10/15	(165)
MYR	365,000	USD	96,319	Morgan Stanley & Co. International PLC	9/10/15	(119)
MYR	405,000	USD	106,945	Morgan Stanley & Co. International PLC	9/10/15	(202)
MYR	490,000	USD	129,305	Morgan Stanley & Co. International PLC	9/10/15	(159)
MYR	600,000	USD	157,999	Morgan Stanley & Co. International PLC	9/10/15	139
MYR	750,000	USD	197,498	Morgan Stanley & Co. International PLC	9/10/15	173
MYR	44,736	USD	11,925	UBS AG	9/10/15	(135)
MYR	44,736	USD	11,925	UBS AG	9/10/15	(135)
MYR	85,000	USD	22,487	UBS AG	9/10/15	(84)
MYR	175,000	USD	47,071	UBS AG	9/10/15	(947)
MYR	185,000	USD	48,780	UBS AG	9/10/15	(21)
MYR	185,000	USD	48,909	UBS AG	9/10/15	(150)
MYR	205,000	USD	54,305	UBS AG	9/10/15	(274)
MYR	225,447	USD	59,967	UBS AG	9/10/15	(548)
MYR	285,000	USD	75,497	UBS AG	9/10/15	(381)
MYR	360,000	USD	94,924	UBS AG	9/10/15	(42)
MYR	360,000	USD	95,175	UBS AG	9/10/15	(293)
MYR	365,000	USD	96,561	UBS AG	9/10/15	(361)
MYR	405,000	USD	108,935	UBS AG	9/10/15	(2,193)
MYR	640,000	USD	168,222	UBS AG	9/10/15	458
MYR	650,000	USD	171,958	UBS AG	9/10/15	(642)
MYR	1,300,000	USD	348,712	UBS AG	9/10/15	(6,082)
MYR	1,310,000	USD	347,618	UBS AG	9/10/15	(2,352)
MYR	250,000	USD	67,340	Westpac Banking Corp.	9/10/15	(1,450)
MYR	330,000	USD	87,094	Westpac Banking Corp.	9/10/15	(119)
MYR	405,000	USD	106,888	Westpac Banking Corp.	9/10/15	(146)
NOK	239,912	USD	30,562	Barclays Bank PLC	9/10/15	(15)
NOK	400,000	USD	51,157	BNP Paribas S.A.	9/10/15	(226)
NOK	400,000	USD	51,290	BNP Paribas S.A.	9/10/15	(360)
NOK	500,000	USD	64,125	BNP Paribas S.A.	9/10/15	(462)
NOK	500,000	USD	63,972	Credit Suisse International	9/10/15	(309)
NOK	800,000	USD	102,675	Credit Suisse International	9/10/15	(815)
NOK	999,539	USD	128,967	Credit Suisse International	9/10/15	(1,700)
NOK	400,000	USD	50,819	Deutsche Bank AG	9/10/15	111
NOK	662,896	USD	84,708	Deutsche Bank AG	9/10/15	(304)
NOK	500,000	USD	63,975	Goldman Sachs International	9/10/15	(312)
NOK	500,000	USD	64,950	Goldman Sachs International	9/10/15	(1,287)
NOK	700,000	USD	89,088	Goldman Sachs International	9/10/15	41

28	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,200,000	USD	153,900	Goldman Sachs International	9/10/15	$ (1,109)
NOK	1,400,000	USD	179,730	JPMorgan Chase Bank N.A.	9/10/15	(1,474)
NOK	6,029,000	USD	760,460	JPMorgan Chase Bank N.A.	9/10/15	7,188
NOK	13,519,395	USD	1,705,250	JPMorgan Chase Bank N.A.	9/10/15	16,118
NOK	200,461	USD	25,827	Morgan Stanley & Co. International PLC	9/10/15	(303)
NOK	337,104	USD	43,088	UBS AG	9/10/15	(166)
NOK	560,088	USD	71,254	UBS AG	9/10/15	60
NZD	150,000	USD	105,532	Barclays Bank PLC	9/10/15	(4,521)
NZD	20,000	USD	14,175	Credit Suisse International	9/10/15	(707)
NZD	240,000	USD	170,096	Credit Suisse International	9/10/15	(8,478)
NZD	370,000	USD	255,400	Credit Suisse International	9/10/15	(6,239)
NZD	90,000	USD	61,440	Deutsche Bank AG	9/10/15	(834)
NZD	200,000	USD	135,961	Deutsche Bank AG	9/10/15	(1,279)
NZD	6,784	USD	4,855	Goldman Sachs International	9/10/15	(287)
NZD	6,785	USD	4,843	Goldman Sachs International	9/10/15	(274)
NZD	10,544	USD	7,312	Goldman Sachs International	9/10/15	(212)
NZD	40,000	USD	27,414	Goldman Sachs International	9/10/15	(477)
NZD	61,156	USD	42,412	Goldman Sachs International	9/10/15	(1,229)
NZD	105,147	USD	75,252	Goldman Sachs International	9/10/15	(4,445)
NZD	105,163	USD	75,059	Goldman Sachs International	9/10/15	(4,241)
NZD	200,000	USD	137,330	Goldman Sachs International	9/10/15	(2,649)
NZD	1,653,707	USD	1,169,667	Goldman Sachs International	9/10/15	(56,047)
NZD	120,000	USD	84,714	HSBC Bank PLC	9/10/15	(3,905)
NZD	80,000	USD	53,948	JPMorgan Chase Bank N.A.	9/10/15	(75)
NZD	140,000	USD	99,031	JPMorgan Chase Bank N.A.	9/10/15	(4,754)
NZD	150,000	USD	102,534	JPMorgan Chase Bank N.A.	9/10/15	(1,523)
NZD	30,000	USD	20,676	Morgan Stanley & Co. International PLC	9/10/15	(474)
NZD	70,000	USD	47,950	Morgan Stanley & Co. International PLC	9/10/15	(811)
NZD	13,180	USD	9,135	UBS AG	9/10/15	(260)
NZD	13,215	USD	9,422	UBS AG	9/10/15	(523)
NZD	13,216	USD	9,465	UBS AG	9/10/15	(565)
NZD	76,445	USD	52,986	UBS AG	9/10/15	(1,507)
NZD	200,000	USD	141,608	UBS AG	9/10/15	(6,926)
NZD	204,837	USD	146,042	UBS AG	9/10/15	(8,103)
NZD	204,853	USD	146,714	UBS AG	9/10/15	(8,764)
NZD	20,000	USD	14,145	Westpac Banking Corp.	9/10/15	(677)
NZD	26,276	USD	18,194	Westpac Banking Corp.	9/10/15	(500)
NZD	70,000	USD	48,254	Westpac Banking Corp.	9/10/15	(1,116)
NZD	120,000	USD	83,058	Westpac Banking Corp.	9/10/15	(2,249)
NZD	150,000	USD	103,655	Westpac Banking Corp.	9/10/15	(2,643)
NZD	150,000	USD	103,822	Westpac Banking Corp.	9/10/15	(2,811)
NZD	152,400	USD	105,525	Westpac Banking Corp.	9/10/15	(2,897)
NZD	200,000	USD	138,430	Westpac Banking Corp.	9/10/15	(3,748)
NZD	240,000	USD	169,738	Westpac Banking Corp.	9/10/15	(8,120)
PHP	5,500,000	USD	122,631	BNP Paribas S.A.	9/10/15	(1,138)
PHP	3,200,000	USD	70,415	Citibank N.A.	9/10/15	272
PHP	1,000,000	USD	22,090	Deutsche Bank AG	9/10/15	—
PHP	600,000	USD	13,313	Goldman Sachs International	9/10/15	(59)
PHP	2,000,000	USD	44,179	Goldman Sachs International	9/10/15	—

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	29

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	3,800,000	USD	83,941	Goldman Sachs International	9/10/15	$ —
PHP	1,400,000	USD	30,939	HSBC Bank PLC	9/10/15	(14)
PHP	2,600,000	USD	57,382	JPMorgan Chase Bank N.A.	9/10/15	51
PHP	7,400,000	USD	165,437	JPMorgan Chase Bank N.A.	9/10/15	(1,973)
PHP	5,600,000	USD	123,730	Morgan Stanley & Co. International PLC	9/10/15	(27)
PHP	3,700,000	USD	81,678	Standard Chartered Bank	9/10/15	54
PHP	9,000,000	USD	198,676	Standard Chartered Bank	9/10/15	132
PHP	1,500,000	USD	32,855	UBS AG	9/10/15	279
PHP	2,600,000	USD	57,471	UBS AG	9/10/15	(38)
PLN	21,068	EUR	5,043	Barclays Bank PLC	9/10/15	(36)
PLN	250,000	EUR	59,839	BNP Paribas S.A.	9/10/15	(421)
PLN	441,482	EUR	106,326	Credit Suisse International	9/10/15	(1,474)
PLN	485,465	EUR	116,020	Credit Suisse International	9/10/15	(618)
PLN	632,791	EUR	152,400	Credit Suisse International	9/10/15	(2,112)
PLN	6,259	EUR	1,499	Goldman Sachs International	9/10/15	(12)
PLN	105,327	EUR	25,217	JPMorgan Chase Bank N.A.	9/10/15	(185)
PLN	340,000	EUR	82,073	JPMorgan Chase Bank N.A.	9/10/15	(1,344)
PLN	105,725	EUR	25,465	Morgan Stanley & Co. International PLC	9/10/15	(355)
PLN	151,538	EUR	36,499	Morgan Stanley & Co. International PLC	9/10/15	(510)
PLN	210,815	EUR	50,432	Morgan Stanley & Co. International PLC	9/10/15	(324)
PLN	305,000	EUR	73,395	Morgan Stanley & Co. International PLC	9/10/15	(951)
PLN	305,000	EUR	73,325	Société Générale	9/10/15	(873)
PLN	21,067	EUR	5,043	UBS AG	9/10/15	(36)
PLN	52,793	EUR	12,732	UBS AG	9/10/15	(196)
PLN	75,670	EUR	18,250	UBS AG	9/10/15	(281)
PLN	120,000	USD	32,411	Bank of America N.A.	9/10/15	(559)
PLN	330,000	USD	88,976	Barclays Bank PLC	9/10/15	(1,382)
PLN	10,000	USD	2,675	BNP Paribas S.A.	9/10/15	(21)
PLN	15,000	USD	4,012	BNP Paribas S.A.	9/10/15	(31)
PLN	60,000	USD	16,050	BNP Paribas S.A.	9/10/15	(123)
PLN	55,000	USD	14,750	Credit Suisse International	9/10/15	(151)
PLN	220,000	USD	59,000	Credit Suisse International	9/10/15	(604)
PLN	420,000	USD	114,046	Credit Suisse International	9/10/15	(2,563)
PLN	700,000	USD	185,489	Deutsche Bank AG	9/10/15	316
PLN	1,630,000	USD	431,925	Deutsche Bank AG	9/10/15	736
PLN	100,000	USD	27,343	JPMorgan Chase Bank N.A.	9/10/15	(799)
PLN	200,000	USD	54,685	JPMorgan Chase Bank N.A.	9/10/15	(1,598)
PLN	450,000	USD	122,629	JPMorgan Chase Bank N.A.	9/10/15	(3,183)
PLN	10,000	USD	2,685	Société Générale	9/10/15	(31)
PLN	100,000	USD	26,927	Société Générale	9/10/15	(384)
PLN	100,000	USD	27,112	UBS AG	9/10/15	(568)
RON	710,000	USD	174,847	Barclays Bank PLC	9/10/15	1,845
RON	150,000	USD	38,285	BNP Paribas S.A.	9/10/15	(956)
SEK	4,300,000	USD	512,124	BNP Paribas S.A.	9/10/15	7,381
SEK	1,000,000	USD	118,770	Credit Suisse International	9/10/15	2,046
SEK	3,300,000	USD	403,435	Credit Suisse International	9/10/15	(4,745)
SEK	8,500,000	USD	1,026,055	Credit Suisse International	9/10/15	875
SEK	2,600,000	USD	313,063	Goldman Sachs International	9/10/15	1,057
SEK	400,000	USD	49,136	HSBC Bank PLC	9/10/15	(810)

30	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	200,000	USD	24,277	JPMorgan Chase Bank N.A.	9/10/15	$ (114)
SEK	200,000	USD	24,401	JPMorgan Chase Bank N.A.	9/10/15	(238)
SEK	400,000	USD	49,060	JPMorgan Chase Bank N.A.	9/10/15	(734)
SEK	500,000	USD	61,152	JPMorgan Chase Bank N.A.	9/10/15	(744)
SEK	600,000	USD	73,906	JPMorgan Chase Bank N.A.	9/10/15	(1,416)
SEK	1,300,000	USD	159,445	JPMorgan Chase Bank N.A.	9/10/15	(2,385)
SEK	2,500,000	USD	307,940	JPMorgan Chase Bank N.A.	9/10/15	(5,902)
SEK	400,000	USD	49,711	UBS AG	9/10/15	(1,385)
SEK	500,000	USD	62,139	UBS AG	9/10/15	(1,731)
SEK	500,000	USD	62,139	UBS AG	9/10/15	(1,731)
SEK	2,073,000	USD	243,630	UBS AG	9/10/15	6,820
SEK	7,894,000	USD	927,745	UBS AG	9/10/15	25,970
SGD	60,000	USD	44,759	BNP Paribas S.A.	9/10/15	(258)
SGD	120,000	USD	87,906	Citibank N.A.	9/10/15	1,097
SGD	170,000	USD	125,970	Credit Suisse International	9/10/15	118
SGD	290,000	USD	214,889	Credit Suisse International	9/10/15	201
SGD	40,000	USD	29,430	Deutsche Bank AG	9/10/15	238
SGD	30,000	USD	22,228	Goldman Sachs International	9/10/15	23
SGD	50,000	USD	37,182	Goldman Sachs International	9/10/15	(98)
SGD	80,000	USD	59,275	Goldman Sachs International	9/10/15	60
SGD	80,000	USD	59,529	Goldman Sachs International	9/10/15	(194)
SGD	90,000	USD	66,684	Goldman Sachs International	9/10/15	68
SGD	90,000	USD	66,799	Goldman Sachs International	9/10/15	(47)
SGD	110,000	USD	81,492	Goldman Sachs International	9/10/15	94
SGD	60,000	USD	44,259	HSBC Bank PLC	9/10/15	242
SGD	110,000	USD	81,463	HSBC Bank PLC	9/10/15	123
SGD	120,000	USD	89,047	HSBC Bank PLC	9/10/15	(44)
SGD	90,000	USD	67,423	Morgan Stanley & Co. International PLC	9/10/15	(671)
SGD	720,000	USD	531,978	Morgan Stanley & Co. International PLC	9/10/15	2,039
SGD	20,000	USD	14,837	UBS AG	9/10/15	(3)
SGD	90,000	USD	66,767	UBS AG	9/10/15	(14)
SGD	120,000	USD	89,022	UBS AG	9/10/15	(19)
THB	203,376	USD	5,995	Barclays Bank PLC	9/10/15	12
THB	900,000	USD	26,657	Barclays Bank PLC	9/10/15	(76)
THB	6,400,000	USD	188,807	Barclays Bank PLC	9/10/15	214
THB	1,742,069	USD	51,464	BNP Paribas S.A.	9/10/15	(13)
THB	25,544	USD	755	Deutsche Bank AG	9/10/15	(1)
THB	107,564	USD	3,172	Deutsche Bank AG	9/10/15	5
THB	561,111	USD	16,545	Deutsche Bank AG	9/10/15	27
THB	657,931	USD	19,433	Goldman Sachs International	9/10/15	(1)
THB	1,050,000	USD	30,857	Goldman Sachs International	9/10/15	154
THB	4,250,000	USD	124,899	Goldman Sachs International	9/10/15	623
THB	1,050,000	USD	30,842	HSBC Bank PLC	9/10/15	170
THB	1,100,000	USD	32,506	HSBC Bank PLC	9/10/15	(18)
THB	4,250,000	USD	124,835	HSBC Bank PLC	9/10/15	687
THB	700,000	USD	20,626	Morgan Stanley & Co. International PLC	9/10/15	48
THB	1,074,456	USD	31,779	Morgan Stanley & Co. International PLC	9/10/15	(46)
THB	1,075,643	USD	31,711	Morgan Stanley & Co. International PLC	9/10/15	57
THB	1,100,000	USD	32,455	Morgan Stanley & Co. International PLC	9/10/15	33

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	31

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	1,438,889	USD	42,424	Morgan Stanley & Co. International PLC	9/10/15	$ 73
THB	2,500,000	USD	73,986	Morgan Stanley & Co. International PLC	9/10/15	(150)
THB	3,500,000	USD	103,226	Morgan Stanley & Co. International PLC	9/10/15	145
THB	1,613,417	USD	47,549	UBS AG	9/10/15	102
TRY	237,107	USD	85,330	Credit Suisse International	9/10/15	1,306
TRY	190,000	USD	69,385	Deutsche Bank AG	9/10/15	39
TRY	270,000	USD	95,141	Deutsche Bank AG	9/10/15	3,513
TRY	82,893	USD	29,837	Goldman Sachs International	9/10/15	451
TRY	120,000	USD	43,689	Morgan Stanley & Co. International PLC	9/10/15	157
TWD	1,900,000	USD	61,578	BNP Paribas S.A.	9/10/15	30
TWD	3,225,000	USD	104,335	JPMorgan Chase Bank N.A.	9/10/15	237
TWD	1,200,000	USD	38,917	Morgan Stanley & Co. International PLC	9/10/15	(6)
TWD	4,300,000	USD	139,452	Morgan Stanley & Co. International PLC	9/10/15	(22)
TWD	6,400,000	USD	205,756	Morgan Stanley & Co. International PLC	9/10/15	1,768
TWD	6,450,000	USD	208,468	Morgan Stanley & Co. International PLC	9/10/15	677
TWD	1,500,000	USD	48,912	UBS AG	9/10/15	(273)
TWD	3,225,000	USD	104,318	UBS AG	9/10/15	254
USD	6,857	AUD	8,902	Barclays Bank PLC	9/10/15	16
USD	7,687	AUD	10,000	Barclays Bank PLC	9/10/15	3
USD	15,374	AUD	20,000	Barclays Bank PLC	9/10/15	5
USD	26,498	AUD	34,545	Barclays Bank PLC	9/10/15	(49)
USD	50,971	AUD	66,452	Barclays Bank PLC	9/10/15	(95)
USD	71,995	AUD	93,472	Barclays Bank PLC	9/10/15	165
USD	379,967	AUD	495,368	Barclays Bank PLC	9/10/15	(706)
USD	30,699	AUD	40,000	BNP Paribas S.A.	9/10/15	(40)
USD	53,723	AUD	70,000	BNP Paribas S.A.	9/10/15	(69)
USD	35,996	AUD	46,875	Credit Suisse International	9/10/15	(26)
USD	36,601	AUD	46,921	Credit Suisse International	9/10/15	543
USD	190,296	AUD	250,000	Credit Suisse International	9/10/15	(1,820)
USD	268,336	AUD	349,435	Credit Suisse International	9/10/15	(193)
USD	1,738,547	AUD	2,284,001	Credit Suisse International	9/10/15	(16,628)
USD	22,925	AUD	30,000	Deutsche Bank AG	9/10/15	(129)
USD	152,836	AUD	200,000	Deutsche Bank AG	9/10/15	(857)
USD	379,090	AUD	500,000	Deutsche Bank AG	9/10/15	(5,143)
USD	109	AUD	141	Goldman Sachs International	9/10/15	—
USD	1,086	AUD	1,409	Goldman Sachs International	9/10/15	3
USD	23,376	AUD	30,000	Goldman Sachs International	9/10/15	322
USD	38,692	AUD	50,000	Goldman Sachs International	9/10/15	269
USD	46,098	AUD	60,000	Goldman Sachs International	9/10/15	(10)
USD	54,053	AUD	70,000	Goldman Sachs International	9/10/15	260
USD	85,123	AUD	110,000	Goldman Sachs International	9/10/15	592
USD	99,879	AUD	130,000	Goldman Sachs International	9/10/15	(22)
USD	145,977	AUD	190,000	Goldman Sachs International	9/10/15	(31)
USD	332,752	AUD	430,000	Goldman Sachs International	9/10/15	2,312
USD	30,797	AUD	40,000	HSBC Bank PLC	9/10/15	58
USD	13,638	AUD	17,715	JPMorgan Chase Bank N.A.	9/10/15	25
USD	30,866	AUD	40,000	JPMorgan Chase Bank N.A.	9/10/15	127
USD	35,252	AUD	46,061	JPMorgan Chase Bank N.A.	9/10/15	(144)
USD	67,810	AUD	88,602	JPMorgan Chase Bank N.A.	9/10/15	(278)

32	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	143,200	AUD	186,009	JPMorgan Chase Bank N.A.	9/10/15	$ 259
USD	505,494	AUD	660,490	JPMorgan Chase Bank N.A.	9/10/15	(2,070)
USD	7,203	AUD	9,394	UBS AG	9/10/15	(16)
USD	13,724	AUD	17,804	UBS AG	9/10/15	42
USD	13,856	AUD	18,070	UBS AG	9/10/15	(30)
USD	23,221	AUD	30,000	UBS AG	9/10/15	167
USD	103,293	AUD	134,707	UBS AG	9/10/15	(225)
USD	144,100	AUD	186,944	UBS AG	9/10/15	440
USD	239,317	AUD	310,000	UBS AG	9/10/15	1,093
USD	7,586	AUD	9,859	Westpac Banking Corp.	9/10/15	10
USD	11,988	AUD	15,579	Westpac Banking Corp.	9/10/15	16
USD	75,860	AUD	98,591	Westpac Banking Corp.	9/10/15	97
USD	77,259	AUD	100,000	Westpac Banking Corp.	9/10/15	412
USD	83,601	AUD	110,000	Westpac Banking Corp.	9/10/15	(931)
USD	125,874	AUD	163,576	Westpac Banking Corp.	9/10/15	171
USD	174,004	AUD	223,079	Westpac Banking Corp.	9/10/15	2,575
USD	35,994	CAD	45,000	Bank of America N.A.	9/10/15	1
USD	111,982	CAD	140,000	Bank of America N.A.	9/10/15	3
USD	155,975	CAD	195,000	Bank of America N.A.	9/10/15	4
USD	24,209	CAD	30,000	Citibank N.A.	9/10/15	213
USD	24,242	CAD	30,000	Citibank N.A.	9/10/15	247
USD	24,107	CAD	30,000	Credit Suisse International	9/10/15	111
USD	35,969	CAD	45,000	Credit Suisse International	9/10/15	(24)
USD	111,904	CAD	140,000	Credit Suisse International	9/10/15	(75)
USD	155,866	CAD	195,000	Credit Suisse International	9/10/15	(105)
USD	1,068,745	CAD	1,340,000	Credit Suisse International	9/10/15	(3,056)
USD	32,450	CAD	40,000	Goldman Sachs International	9/10/15	456
USD	64,814	CAD	80,000	Goldman Sachs International	9/10/15	826
USD	88,956	CAD	110,000	Goldman Sachs International	9/10/15	973
USD	607,634	CAD	750,000	Goldman Sachs International	9/10/15	7,746
USD	622,695	CAD	770,000	Goldman Sachs International	9/10/15	6,810
USD	24,279	CAD	30,000	JPMorgan Chase Bank N.A.	9/10/15	283
USD	72,298	CAD	90,000	JPMorgan Chase Bank N.A.	9/10/15	312
USD	192,628	CAD	240,000	Morgan Stanley & Co. International PLC	9/10/15	663
USD	48,889	CAD	60,000	Royal Bank of Canada	9/10/15	898
USD	377,273	CAD	472,000	Royal Bank of Canada	9/10/15	(257)
USD	1,232,530	CAD	1,542,000	Royal Bank of Canada	9/10/15	(841)
USD	65,198	CAD	80,000	UBS AG	9/10/15	1,210
USD	8,019	CAD	10,000	Westpac Banking Corp.	9/10/15	20
USD	105,189	CAD	130,000	Westpac Banking Corp.	9/10/15	1,208
USD	224,054	CAD	280,000	Westpac Banking Corp.	9/10/15	95
USD	311,969	CAD	380,000	Westpac Banking Corp.	9/10/15	8,026
USD	476,449	CLP	297,900,000	BNP Paribas S.A.	9/10/15	13,644
USD	33,297	CLP	21,300,000	Credit Suisse International	9/10/15	206
USD	93,012	CLP	59,500,000	Deutsche Bank AG	9/10/15	576
USD	134,713	CLP	84,600,000	Deutsche Bank AG	9/10/15	3,282
USD	32,573	CLP	20,700,000	Morgan Stanley & Co. International PLC	9/10/15	414
USD	119,748	CLP	76,100,000	Morgan Stanley & Co. International PLC	9/10/15	1,522
USD	101,199	CLP	65,000,000	Standard Chartered Bank	9/10/15	217

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	33

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	189,815	COP	486,400,000	Citibank N.A.	9/10/15	$ 4,605
USD	447,063	COP	1,145,600,000	Citibank N.A.	9/10/15	10,846
USD	483,201	EUR	440,000	Bank of America N.A.	9/10/15	(7,840)
USD	45,150	EUR	40,000	Barclays Bank PLC	9/10/15	510
USD	248,031	EUR	220,000	Barclays Bank PLC	9/10/15	2,511
USD	348,748	EUR	310,000	Barclays Bank PLC	9/10/15	2,787
USD	256,528	EUR	230,000	BNP Paribas S.A.	9/10/15	(152)
USD	326,992	EUR	290,000	Citibank N.A.	9/10/15	3,351
USD	236,781	EUR	210,000	Credit Suisse International	9/10/15	2,421
USD	256,410	EUR	230,000	Credit Suisse International	9/10/15	(271)
USD	338,475	EUR	300,000	Credit Suisse International	9/10/15	3,674
USD	415,306	EUR	380,000	Credit Suisse International	9/10/15	(8,775)
USD	351,858	EUR	310,000	Deutsche Bank AG	9/10/15	5,897
USD	89,482	EUR	80,000	Goldman Sachs International	9/10/15	202
USD	102,023	EUR	90,000	Goldman Sachs International	9/10/15	1,583
USD	146,341	EUR	130,000	Goldman Sachs International	9/10/15	1,261
USD	248,057	EUR	220,000	Goldman Sachs International	9/10/15	2,536
USD	348,874	EUR	310,000	Goldman Sachs International	9/10/15	2,913
USD	175,748	EUR	160,000	HSBC Bank PLC	9/10/15	(2,812)
USD	190,467	EUR	170,000	HSBC Bank PLC	9/10/15	746
USD	263,623	EUR	240,000	HSBC Bank PLC	9/10/15	(4,218)
USD	999,570	EUR	910,000	HSBC Bank PLC	9/10/15	(15,993)
USD	1,169,172	EUR	1,064,405	HSBC Bank PLC	9/10/15	(18,706)
USD	169,111	EUR	150,000	JPMorgan Chase Bank N.A.	9/10/15	1,711
USD	248,244	EUR	220,000	JPMorgan Chase Bank N.A.	9/10/15	2,723
USD	677,060	EUR	600,000	JPMorgan Chase Bank N.A.	9/10/15	7,459
USD	801,904	EUR	720,000	JPMorgan Chase Bank N.A.	9/10/15	(1,618)
USD	802,552	EUR	720,000	JPMorgan Chase Bank N.A.	9/10/15	(970)
USD	483,763	EUR	440,000	UBS AG	9/10/15	(7,278)
USD	30,794	GBP	20,000	Barclays Bank PLC	9/10/15	(614)
USD	106,661	GBP	70,000	Barclays Bank PLC	9/10/15	(3,269)
USD	302,589	GBP	195,926	Barclays Bank PLC	9/10/15	(5,098)
USD	30,509	GBP	20,000	Goldman Sachs International	9/10/15	(899)
USD	43,422	GBP	28,148	Goldman Sachs International	9/10/15	(782)
USD	505,048	GBP	330,000	Goldman Sachs International	9/10/15	(13,192)
USD	2,472,787	GBP	1,621,000	Goldman Sachs International	9/10/15	(72,869)
USD	54,967	GBP	35,000	HSBC Bank PLC	9/10/15	2
USD	61,072	GBP	40,000	HSBC Bank PLC	9/10/15	(1,745)
USD	79,223	GBP	50,000	HSBC Bank PLC	9/10/15	702
USD	152,680	GBP	100,000	HSBC Bank PLC	9/10/15	(4,362)
USD	868,303	GBP	560,000	HSBC Bank PLC	9/10/15	(11,134)
USD	45,883	GBP	30,000	JPMorgan Chase Bank N.A.	9/10/15	(1,229)
USD	106,587	GBP	70,000	JPMorgan Chase Bank N.A.	9/10/15	(3,342)
USD	137,041	GBP	90,000	JPMorgan Chase Bank N.A.	9/10/15	(4,297)
USD	93,007	GBP	60,000	Morgan Stanley & Co. International PLC	9/10/15	(1,219)
USD	54,688	GBP	35,000	State Street Bank and Trust Co.	9/10/15	(277)
USD	302,662	GBP	195,926	UBS AG	9/10/15	(5,025)
USD	21,464	HUF	6,000,000	Bank of America N.A.	9/10/15	284
USD	25,589	HUF	7,000,000	Bank of America N.A.	9/10/15	880

34	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	50,083	HUF	14,000,000	Bank of America N.A.	9/10/15	$ 663
USD	57,775	HUF	16,000,000	Bank of America N.A.	9/10/15	1,295
USD	116,980	HUF	32,000,000	Bank of America N.A.	9/10/15	4,021
USD	3,554	HUF	1,000,000	BNP Paribas S.A.	9/10/15	24
USD	28,433	HUF	8,000,000	BNP Paribas S.A.	9/10/15	193
USD	35,736	HUF	10,000,000	BNP Paribas S.A.	9/10/15	436
USD	89,876	HUF	25,000,000	BNP Paribas S.A.	9/10/15	1,627
USD	145,641	HUF	40,000,000	Credit Suisse International	9/10/15	4,441
USD	186,395	HUF	52,800,000	Morgan Stanley & Co. International PLC	9/10/15	11
USD	396,442	HUF	112,300,000	Morgan Stanley & Co. International PLC	9/10/15	24
USD	46,577	HUF	13,000,000	Société Générale	9/10/15	687
USD	25,436	HUF	7,000,000	UBS AG	9/10/15	726
USD	10,396	IDR	140,000,000	HSBC Bank PLC	9/10/15	61
USD	11,812	IDR	160,000,000	HSBC Bank PLC	9/10/15	2
USD	33,015	IDR	450,000,000	HSBC Bank PLC	9/10/15	(202)
USD	68,232	IDR	930,000,000	HSBC Bank PLC	9/10/15	(418)
USD	11,333	IDR	154,824,476	JPMorgan Chase Bank N.A.	9/10/15	(95)
USD	67,124	IDR	910,000,000	JPMorgan Chase Bank N.A.	9/10/15	(50)
USD	2,216	IDR	30,000,000	Morgan Stanley & Co. International PLC	9/10/15	2
USD	84,360	IDR	1,139,700,000	Morgan Stanley & Co. International PLC	9/10/15	230
USD	100,792	IDR	1,361,700,000	Morgan Stanley & Co. International PLC	9/10/15	275
USD	15,256	IDR	210,000,000	UBS AG	9/10/15	(246)
USD	48,661	IDR	665,175,524	UBS AG	9/10/15	(440)
USD	64,254	IDR	870,000,000	UBS AG	9/10/15	33
USD	77,037	IDR	1,040,000,000	UBS AG	9/10/15	267
USD	88,148	IDR	1,190,000,000	UBS AG	9/10/15	306
USD	3,122	ILS	11,788	Barclays Bank PLC	9/10/15	(3)
USD	3,393	ILS	12,980	Citibank N.A.	9/10/15	(48)
USD	2,110	ILS	8,060	Credit Suisse International	9/10/15	(27)
USD	2,405	ILS	9,252	Credit Suisse International	9/10/15	(47)
USD	3,315	ILS	12,665	Credit Suisse International	9/10/15	(42)
USD	10,699	ILS	40,873	Credit Suisse International	9/10/15	(135)
USD	17,867	ILS	68,726	Credit Suisse International	9/10/15	(350)
USD	25,357	ILS	97,391	Credit Suisse International	9/10/15	(457)
USD	50,511	ILS	193,808	Credit Suisse International	9/10/15	(860)
USD	51,770	ILS	200,000	Credit Suisse International	9/10/15	(1,242)
USD	63,579	ILS	243,500	Credit Suisse International	9/10/15	(964)
USD	65,929	ILS	253,216	Credit Suisse International	9/10/15	(1,189)
USD	102,007	ILS	393,306	Credit Suisse International	9/10/15	(2,243)
USD	108,286	ILS	410,448	Credit Suisse International	9/10/15	(508)
USD	122,730	ILS	462,467	Credit Suisse International	9/10/15	148
USD	14,378	ILS	55,000	Deutsche Bank AG	9/10/15	(200)
USD	16,991	ILS	65,000	Deutsche Bank AG	9/10/15	(238)
USD	17,015	ILS	65,000	Deutsche Bank AG	9/10/15	(214)
USD	17,027	ILS	65,000	Deutsche Bank AG	9/10/15	(202)
USD	17,042	ILS	65,000	Deutsche Bank AG	9/10/15	(187)
USD	18,298	ILS	70,000	Deutsche Bank AG	9/10/15	(256)
USD	18,324	ILS	70,000	Deutsche Bank AG	9/10/15	(230)
USD	18,337	ILS	70,000	Deutsche Bank AG	9/10/15	(217)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	35

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,353	ILS	70,000	Deutsche Bank AG	9/10/15	$ (201)
USD	20,102	ILS	76,940	Deutsche Bank AG	9/10/15	(292)
USD	22,220	ILS	85,000	Deutsche Bank AG	9/10/15	(310)
USD	22,220	ILS	85,000	Deutsche Bank AG	9/10/15	(310)
USD	27,432	ILS	105,000	Deutsche Bank AG	9/10/15	(399)
USD	28,665	ILS	110,000	Deutsche Bank AG	9/10/15	(492)
USD	31,961	ILS	122,335	Deutsche Bank AG	9/10/15	(465)
USD	46,936	ILS	180,000	Deutsche Bank AG	9/10/15	(775)
USD	61,792	ILS	238,395	Deutsche Bank AG	9/10/15	(1,397)
USD	73,197	ILS	280,000	Deutsche Bank AG	9/10/15	(1,020)
USD	83,388	ILS	320,000	Deutsche Bank AG	9/10/15	(1,432)
USD	101,663	ILS	389,127	Deutsche Bank AG	9/10/15	(1,479)
USD	1,739	ILS	6,694	Goldman Sachs International	9/10/15	(35)
USD	8,017	ILS	30,979	Goldman Sachs International	9/10/15	(194)
USD	59,558	ILS	230,130	Goldman Sachs International	9/10/15	(1,440)
USD	67,710	ILS	260,000	Goldman Sachs International	9/10/15	(1,206)
USD	7,703	ILS	29,769	Morgan Stanley & Co. International PLC	9/10/15	(187)
USD	57,224	ILS	221,144	Morgan Stanley & Co. International PLC	9/10/15	(1,392)
USD	679	ILS	2,609	UBS AG	9/10/15	(13)
USD	1,765	ILS	6,784	UBS AG	9/10/15	(33)
USD	6,818	ILS	25,744	UBS AG	9/10/15	(6)
USD	17,266	ILS	66,192	UBS AG	9/10/15	(279)
USD	24,449	ILS	93,520	UBS AG	9/10/15	(339)
USD	36,737	ILS	139,552	UBS AG	9/10/15	(253)
USD	27,735	INR	1,800,000	Bank of America N.A.	9/10/15	(120)
USD	40,213	INR	2,600,000	Citibank N.A.	9/10/15	(21)
USD	53,821	INR	3,500,000	Credit Suisse International	9/10/15	(341)
USD	212,864	INR	13,900,000	Credit Suisse International	9/10/15	(2,237)
USD	218,989	INR	14,300,000	Credit Suisse International	9/10/15	(2,301)
USD	35,338	INR	2,300,000	Deutsche Bank AG	9/10/15	(254)
USD	24,625	INR	1,600,000	Goldman Sachs International	9/10/15	(135)
USD	33,859	INR	2,200,000	Goldman Sachs International	9/10/15	(185)
USD	23,049	INR	1,500,000	HSBC Bank PLC	9/10/15	(164)
USD	24,514	INR	1,600,000	HSBC Bank PLC	9/10/15	(246)
USD	26,046	INR	1,700,000	HSBC Bank PLC	9/10/15	(262)
USD	38,338	INR	2,500,000	HSBC Bank PLC	9/10/15	(349)
USD	46,432	INR	3,000,000	HSBC Bank PLC	9/10/15	8
USD	55,291	INR	3,600,000	HSBC Bank PLC	9/10/15	(418)
USD	65,005	INR	4,200,000	HSBC Bank PLC	9/10/15	11
USD	65,415	INR	4,250,000	HSBC Bank PLC	9/10/15	(353)
USD	87,330	INR	5,700,000	HSBC Bank PLC	9/10/15	(877)
USD	89,080	INR	5,800,000	HSBC Bank PLC	9/10/15	(674)
USD	168,856	INR	10,925,000	HSBC Bank PLC	9/10/15	(206)
USD	233,272	INR	15,200,000	HSBC Bank PLC	9/10/15	(1,946)
USD	168,856	INR	10,925,000	JPMorgan Chase Bank N.A.	9/10/15	(206)
USD	23,210	INR	1,500,000	Morgan Stanley & Co. International PLC	9/10/15	(2)
USD	253,764	INR	16,400,000	Morgan Stanley & Co. International PLC	9/10/15	(24)
USD	642,117	INR	41,500,000	Standard Chartered Bank	9/10/15	(89)
USD	26,166	INR	1,700,000	UBS AG	9/10/15	(141)

36	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,862	INR	2,200,000	UBS AG	9/10/15	$ (183)
USD	65,395	INR	4,250,000	UBS AG	9/10/15	(373)
USD	72,397	INR	4,700,000	UBS AG	9/10/15	(335)
USD	337,869	INR	21,850,000	UBS AG	9/10/15	(256)
USD	394,157	INR	25,500,000	UBS AG	9/10/15	(451)
USD	12,848	JPY	1,599,110	Barclays Bank PLC	9/10/15	(231)
USD	97,273	JPY	11,921,283	Barclays Bank PLC	9/10/15	(227)
USD	101,260	JPY	12,446,559	BNP Paribas S.A.	9/10/15	(536)
USD	254,484	JPY	31,500,000	BNP Paribas S.A.	9/10/15	(3,142)
USD	79,195	JPY	9,800,000	Credit Suisse International	9/10/15	(955)
USD	67,496	JPY	8,400,890	Deutsche Bank AG	9/10/15	(1,212)
USD	137,613	JPY	17,000,000	Deutsche Bank AG	9/10/15	(1,424)
USD	202,523	JPY	24,891,297	Goldman Sachs International	9/10/15	(1,053)
USD	367,664	JPY	46,000,000	Goldman Sachs International	9/10/15	(8,553)
USD	719,343	JPY	90,000,000	Goldman Sachs International	9/10/15	(16,733)
USD	642	JPY	78,717	HSBC Bank PLC	9/10/15	(2)
USD	24,251	JPY	3,000,000	HSBC Bank PLC	9/10/15	(285)
USD	235,661	JPY	29,000,000	HSBC Bank PLC	9/10/15	(1,519)
USD	97,238	JPY	12,000,000	JPMorgan Chase Bank N.A.	9/10/15	(906)
USD	376,355	JPY	46,500,000	JPMorgan Chase Bank N.A.	9/10/15	(3,951)
USD	850,384	JPY	105,000,000	JPMorgan Chase Bank N.A.	9/10/15	(8,372)
USD	56,566	JPY	7,000,000	Royal Bank of Canada	9/10/15	(685)
USD	177,286	JPY	22,000,000	UBS AG	9/10/15	(2,644)
USD	281,805	JPY	34,662,144	UBS AG	9/10/15	(1,684)
USD	254,737	JPY	31,500,000	Westpac Banking Corp.	9/10/15	(2,890)
USD	67,416	KRW	75,000,000	Barclays Bank PLC	9/10/15	291
USD	75,909	KRW	85,000,000	Barclays Bank PLC	9/10/15	(165)
USD	57,963	KRW	65,000,000	Citibank N.A.	9/10/15	(211)
USD	186,534	KRW	210,000,000	Citibank N.A.	9/10/15	(1,414)
USD	17,915	KRW	20,000,000	Credit Suisse International	9/10/15	15
USD	35,829	KRW	40,000,000	Credit Suisse International	9/10/15	30
USD	60,800	KRW	67,500,000	Deutsche Bank AG	9/10/15	388
USD	83,318	KRW	92,500,000	Deutsche Bank AG	9/10/15	532
USD	173,627	KRW	195,000,000	Deutsche Bank AG	9/10/15	(897)
USD	13,374	KRW	15,000,000	HSBC Bank PLC	9/10/15	(51)
USD	13,422	KRW	15,000,000	HSBC Bank PLC	9/10/15	(3)
USD	31,646	KRW	35,000,000	HSBC Bank PLC	9/10/15	321
USD	169,049	KRW	188,600,000	HSBC Bank PLC	9/10/15	254
USD	235,827	KRW	263,100,000	HSBC Bank PLC	9/10/15	355
USD	273,921	KRW	305,600,000	HSBC Bank PLC	9/10/15	412
USD	340,609	KRW	380,000,000	HSBC Bank PLC	9/10/15	512
USD	340,685	KRW	380,000,000	HSBC Bank PLC	9/10/15	588
USD	614,530	KRW	685,600,000	HSBC Bank PLC	9/10/15	924
USD	13,531	KRW	15,000,000	JPMorgan Chase Bank N.A.	9/10/15	106
USD	75,845	KRW	85,000,000	JPMorgan Chase Bank N.A.	9/10/15	(229)
USD	246,897	KRW	272,500,000	JPMorgan Chase Bank N.A.	9/10/15	3,012
USD	302,074	KRW	335,000,000	JPMorgan Chase Bank N.A.	9/10/15	2,252
USD	22,403	KRW	25,000,000	Morgan Stanley & Co. International PLC	9/10/15	29
USD	26,867	KRW	30,000,000	Morgan Stanley & Co. International PLC	9/10/15	18

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	37

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,884	KRW	30,000,000	Morgan Stanley & Co. International PLC	9/10/15	$ 34
USD	26,940	KRW	30,000,000	Morgan Stanley & Co. International PLC	9/10/15	90
USD	27,017	KRW	30,000,000	Morgan Stanley & Co. International PLC	9/10/15	168
USD	31,244	KRW	35,000,000	Morgan Stanley & Co. International PLC	9/10/15	(80)
USD	40,323	KRW	45,000,000	Morgan Stanley & Co. International PLC	9/10/15	48
USD	53,420	KRW	60,000,000	Morgan Stanley & Co. International PLC	9/10/15	(280)
USD	58,244	KRW	65,000,000	Morgan Stanley & Co. International PLC	9/10/15	69
USD	60,860	KRW	67,500,000	Morgan Stanley & Co. International PLC	9/10/15	448
USD	62,489	KRW	70,000,000	Morgan Stanley & Co. International PLC	9/10/15	(161)
USD	67,349	KRW	75,000,000	Morgan Stanley & Co. International PLC	9/10/15	225
USD	73,931	KRW	82,500,000	Morgan Stanley & Co. International PLC	9/10/15	95
USD	80,819	KRW	90,000,000	Morgan Stanley & Co. International PLC	9/10/15	270
USD	83,401	KRW	92,500,000	Morgan Stanley & Co. International PLC	9/10/15	614
USD	89,254	KRW	100,000,000	Morgan Stanley & Co. International PLC	9/10/15	(245)
USD	129,928	KRW	145,000,000	Morgan Stanley & Co. International PLC	9/10/15	155
USD	186,575	KRW	210,000,000	Morgan Stanley & Co. International PLC	9/10/15	(1,373)
USD	240,388	KRW	270,000,000	Morgan Stanley & Co. International PLC	9/10/15	(1,259)
USD	247,356	KRW	272,500,000	Morgan Stanley & Co. International PLC	9/10/15	3,471
USD	22,415	KRW	25,000,000	UBS AG	9/10/15	41
USD	26,899	KRW	30,000,000	UBS AG	9/10/15	49
USD	73,971	KRW	82,500,000	UBS AG	9/10/15	134
USD	340,517	KRW	380,000,000	UBS AG	9/10/15	421
USD	106,356	MXN	1,650,000	Bank of America N.A.	9/10/15	1,920
USD	25,617	MXN	400,000	Citibank N.A.	9/10/15	299
USD	35,878	MXN	557,400	Citibank N.A.	9/10/15	598
USD	19,189	MXN	300,000	Deutsche Bank AG	9/10/15	201
USD	52,024	MXN	800,000	Deutsche Bank AG	9/10/15	1,388
USD	106,304	MXN	1,650,000	Deutsche Bank AG	9/10/15	1,869
USD	156,571	MXN	2,400,000	Deutsche Bank AG	9/10/15	4,665
USD	247,597	MXN	3,842,600	Deutsche Bank AG	9/10/15	4,383
USD	63,921	MXN	1,000,000	Goldman Sachs International	9/10/15	627
USD	77,380	MXN	1,200,000	Goldman Sachs International	9/10/15	1,427
USD	103,270	MXN	1,600,000	Goldman Sachs International	9/10/15	1,999
USD	115,758	MXN	1,800,000	Goldman Sachs International	9/10/15	1,828
USD	135,051	MXN	2,100,000	Goldman Sachs International	9/10/15	2,133
USD	170,189	MXN	2,700,000	Goldman Sachs International	9/10/15	(705)
USD	25,745	MXN	400,000	JPMorgan Chase Bank N.A.	9/10/15	428
USD	64,741	MXN	1,000,000	JPMorgan Chase Bank N.A.	9/10/15	1,447
USD	64,741	MXN	1,000,000	JPMorgan Chase Bank N.A.	9/10/15	1,447
USD	249,010	MXN	3,860,000	JPMorgan Chase Bank N.A.	9/10/15	4,694
USD	25,766	MXN	400,000	Morgan Stanley & Co. International PLC	9/10/15	449
USD	32,261	MXN	500,000	Morgan Stanley & Co. International PLC	9/10/15	614
USD	57,509	MXN	900,000	Morgan Stanley & Co. International PLC	9/10/15	545
USD	58,430	MXN	900,000	Morgan Stanley & Co. International PLC	9/10/15	1,465
USD	103,235	MXN	1,600,000	Morgan Stanley & Co. International PLC	9/10/15	1,965
USD	166,686	MXN	2,600,000	UBS AG	9/10/15	2,121
USD	263,574	MYR	1,000,000	Bank of America N.A.	9/10/15	12
USD	145,161	MYR	550,000	Barclays Bank PLC	9/10/15	202
USD	52,896	MYR	200,000	Credit Suisse International	9/10/15	184

38	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,169	MYR	4,355	Deutsche Bank AG	9/10/15	$ 21
USD	18,840	MYR	70,000	Deutsche Bank AG	9/10/15	391
USD	39,883	MYR	150,000	Deutsche Bank AG	9/10/15	349
USD	83,434	MYR	310,000	Deutsche Bank AG	9/10/15	1,730
USD	87,471	MYR	325,000	Deutsche Bank AG	9/10/15	1,814
USD	113,002	MYR	425,000	Deutsche Bank AG	9/10/15	988
USD	218,006	MYR	810,000	Deutsche Bank AG	9/10/15	4,520
USD	39,857	MYR	150,000	Goldman Sachs International	9/10/15	322
USD	112,927	MYR	425,000	Goldman Sachs International	9/10/15	913
USD	13,284	MYR	50,000	HSBC Bank PLC	9/10/15	106
USD	32,236	MYR	120,000	HSBC Bank PLC	9/10/15	609
USD	34,923	MYR	130,000	HSBC Bank PLC	9/10/15	660
USD	39,851	MYR	150,000	HSBC Bank PLC	9/10/15	317
USD	39,867	MYR	150,000	HSBC Bank PLC	9/10/15	333
USD	112,957	MYR	425,000	HSBC Bank PLC	9/10/15	943
USD	204,109	MYR	765,000	HSBC Bank PLC	9/10/15	2,484
USD	1,041	MYR	3,875	JPMorgan Chase Bank N.A.	9/10/15	19
USD	33,702	MYR	125,000	JPMorgan Chase Bank N.A.	9/10/15	757
USD	5,846	MYR	21,771	Morgan Stanley & Co. International PLC	9/10/15	108
USD	34,839	MYR	130,000	Morgan Stanley & Co. International PLC	9/10/15	575
USD	36,178	MYR	135,000	Morgan Stanley & Co. International PLC	9/10/15	598
USD	40,027	MYR	150,000	Morgan Stanley & Co. International PLC	9/10/15	492
USD	54,938	MYR	205,000	Morgan Stanley & Co. International PLC	9/10/15	907
USD	66,419	MYR	250,000	Morgan Stanley & Co. International PLC	9/10/15	528
USD	92,666	MYR	350,000	Morgan Stanley & Co. International PLC	9/10/15	419
USD	113,409	MYR	425,000	Morgan Stanley & Co. International PLC	9/10/15	1,395
USD	171,912	MYR	650,000	Morgan Stanley & Co. International PLC	9/10/15	597
USD	204,027	MYR	765,000	Morgan Stanley & Co. International PLC	9/10/15	2,402
USD	342,330	MYR	1,300,000	Morgan Stanley & Co. International PLC	9/10/15	(300)
USD	205,306	MYR	770,000	Standard Chartered Bank	9/10/15	2,363
USD	339,073	MYR	1,280,000	Standard Chartered Bank	9/10/15	1,713
USD	34,885	MYR	130,000	UBS AG	9/10/15	622
USD	36,227	MYR	135,000	UBS AG	9/10/15	646
USD	48,416	MYR	180,000	UBS AG	9/10/15	975
USD	55,011	MYR	205,000	UBS AG	9/10/15	981
USD	64,473	MYR	240,000	UBS AG	9/10/15	1,218
USD	92,666	MYR	350,000	UBS AG	9/10/15	419
USD	220,561	MYR	820,000	UBS AG	9/10/15	4,440
USD	235,354	MYR	875,000	UBS AG	9/10/15	4,737
USD	386,385	MYR	1,470,000	UBS AG	9/10/15	(1,052)
USD	580,989	MYR	2,160,000	UBS AG	9/10/15	11,694
USD	33,670	MYR	125,000	Westpac Banking Corp.	9/10/15	725
USD	171,074	NOK	1,330,122	Citibank N.A.	9/10/15	1,715
USD	315,292	NOK	2,500,000	Credit Suisse International	9/10/15	(3,023)
USD	376,205	NOK	3,000,000	Credit Suisse International	9/10/15	(5,772)
USD	436,370	NOK	3,400,000	Credit Suisse International	9/10/15	3,462
USD	12,705	NOK	100,000	Deutsche Bank AG	9/10/15	(28)
USD	37,639	NOK	300,000	Goldman Sachs International	9/10/15	(558)
USD	77,443	NOK	600,000	Goldman Sachs International	9/10/15	1,048

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	39

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	89,663	NOK	700,000	Goldman Sachs International	9/10/15	$ 535
USD	200,743	NOK	1,600,000	Goldman Sachs International	9/10/15	(2,979)
USD	305,443	NOK	2,400,000	Goldman Sachs International	9/10/15	(139)
USD	212,350	NOK	1,650,000	JPMorgan Chase Bank N.A.	9/10/15	2,262
USD	336,525	NOK	2,668,000	JPMorgan Chase Bank N.A.	9/10/15	(3,181)
USD	41,186	NOK	319,878	UBS AG	9/10/15	457
USD	206,507	NOK	1,600,000	UBS AG	9/10/15	2,786
USD	506,552	NZD	720,000	Barclays Bank PLC	9/10/15	21,699
USD	111,475	NZD	160,000	Credit Suisse International	9/10/15	3,730
USD	222,950	NZD	320,000	Credit Suisse International	9/10/15	7,459
USD	20,560	NZD	30,000	Goldman Sachs International	9/10/15	358
USD	20,600	NZD	30,000	Goldman Sachs International	9/10/15	397
USD	41,959	NZD	60,000	Goldman Sachs International	9/10/15	1,555
USD	134,387	NZD	190,000	Goldman Sachs International	9/10/15	6,439
USD	791,469	NZD	1,119,000	Goldman Sachs International	9/10/15	37,925
USD	28,238	NZD	40,000	HSBC Bank PLC	9/10/15	1,302
USD	33,717	NZD	50,000	JPMorgan Chase Bank N.A.	9/10/15	47
USD	40,461	NZD	60,000	JPMorgan Chase Bank N.A.	9/10/15	56
USD	53,948	NZD	80,000	JPMorgan Chase Bank N.A.	9/10/15	75
USD	54,685	NZD	80,000	JPMorgan Chase Bank N.A.	9/10/15	812
USD	56,628	NZD	80,000	Morgan Stanley & Co. International PLC	9/10/15	2,755
USD	399,656	NZD	570,000	Morgan Stanley & Co. International PLC	9/10/15	15,814
USD	111,429	NZD	160,000	Westpac Banking Corp.	9/10/15	3,684
USD	222,858	NZD	320,000	Westpac Banking Corp.	9/10/15	7,367
USD	401,447	NZD	580,000	Westpac Banking Corp.	9/10/15	10,870
USD	129,670	PHP	5,900,000	Citibank N.A.	9/10/15	(659)
USD	138,462	PHP	6,300,000	Citibank N.A.	9/10/15	(703)
USD	21,906	PHP	1,000,000	Deutsche Bank AG	9/10/15	(184)
USD	52,957	PHP	2,400,000	HSBC Bank PLC	9/10/15	(58)
USD	68,958	PHP	3,100,000	HSBC Bank PLC	9/10/15	480
USD	73,244	PHP	3,300,000	HSBC Bank PLC	9/10/15	348
USD	145,856	PHP	6,600,000	HSBC Bank PLC	9/10/15	64
USD	48,554	PHP	2,200,000	JPMorgan Chase Bank N.A.	9/10/15	(43)
USD	137,001	PHP	6,250,000	JPMorgan Chase Bank N.A.	9/10/15	(1,059)
USD	197,282	PHP	9,000,000	JPMorgan Chase Bank N.A.	9/10/15	(1,525)
USD	121,520	PHP	5,500,000	Morgan Stanley & Co. International PLC	9/10/15	27
USD	320,949	PHP	14,400,000	Morgan Stanley & Co. International PLC	9/10/15	2,857
USD	74,252	PHP	3,400,000	Standard Chartered Bank	9/10/15	(853)
USD	137,091	PHP	6,250,000	Standard Chartered Bank	9/10/15	(969)
USD	185,630	PHP	8,500,000	Standard Chartered Bank	9/10/15	(2,132)
USD	197,412	PHP	9,000,000	Standard Chartered Bank	9/10/15	(1,395)
USD	41,731	PHP	1,900,000	UBS AG	9/10/15	(240)
USD	35,112	PLN	130,000	Bank of America N.A.	9/10/15	605
USD	53,522	PLN	200,000	Bank of America N.A.	9/10/15	435
USD	5,398	PLN	20,000	BNP Paribas S.A.	9/10/15	90
USD	8,122	PLN	30,000	BNP Paribas S.A.	9/10/15	159
USD	10,827	PLN	40,000	BNP Paribas S.A.	9/10/15	209
USD	24,365	PLN	90,000	BNP Paribas S.A.	9/10/15	476
USD	27,063	PLN	100,000	BNP Paribas S.A.	9/10/15	519

40	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,127	PLN	130,000	BNP Paribas S.A.	9/10/15	$ 620
USD	39,842	PLN	150,000	BNP Paribas S.A.	9/10/15	26
USD	40,600	PLN	150,000	BNP Paribas S.A.	9/10/15	784
USD	53,903	PLN	200,000	BNP Paribas S.A.	9/10/15	815
USD	55,336	PLN	210,000	BNP Paribas S.A.	9/10/15	(406)
USD	65,075	PLN	245,000	BNP Paribas S.A.	9/10/15	43
USD	70,178	PLN	260,000	BNP Paribas S.A.	9/10/15	1,165
USD	86,324	PLN	325,000	BNP Paribas S.A.	9/10/15	57
USD	99,976	PLN	370,000	BNP Paribas S.A.	9/10/15	1,764
USD	24,438	PLN	90,000	Credit Suisse International	9/10/15	549
USD	161,641	PLN	610,000	Deutsche Bank AG	9/10/15	(276)
USD	94,734	PLN	350,000	Goldman Sachs International	9/10/15	1,831
USD	14,615	PLN	55,000	Morgan Stanley & Co. International PLC	9/10/15	16
USD	19,929	PLN	75,000	Morgan Stanley & Co. International PLC	9/10/15	21
USD	10,825	PLN	40,000	Société Générale	9/10/15	207
USD	18,939	PLN	70,000	Société Générale	9/10/15	359
USD	21,570	PLN	80,000	Société Générale	9/10/15	335
USD	27,185	PLN	100,000	Société Générale	9/10/15	641
USD	37,886	PLN	140,000	Société Générale	9/10/15	725
USD	48,183	PLN	180,000	Société Générale	9/10/15	405
USD	56,818	PLN	210,000	Société Générale	9/10/15	1,076
USD	72,492	PLN	270,000	Société Générale	9/10/15	824
USD	137,095	PLN	510,000	Société Générale	9/10/15	1,722
USD	75,114	RON	300,000	BNP Paribas S.A.	9/10/15	455
USD	140,934	RON	560,000	Société Générale	9/10/15	1,572
USD	97,991	SEK	800,000	Barclays Bank PLC	9/10/15	1,339
USD	24,359	SEK	200,000	BNP Paribas S.A.	9/10/15	196
USD	35,730	SEK	300,000	BNP Paribas S.A.	9/10/15	(515)
USD	488,305	SEK	4,100,000	BNP Paribas S.A.	9/10/15	(7,038)
USD	6,038	SEK	50,000	Credit Suisse International	9/10/15	(3)
USD	6,040	SEK	50,000	Credit Suisse International	9/10/15	(1)
USD	28,523	SEK	239,283	Credit Suisse International	9/10/15	(386)
USD	48,901	SEK	400,000	Credit Suisse International	9/10/15	575
USD	68,055	SEK	573,000	Credit Suisse International	9/10/15	(1,172)
USD	70,539	SEK	600,000	Credit Suisse International	9/10/15	(1,950)
USD	72,427	SEK	600,000	Credit Suisse International	9/10/15	(62)
USD	107,917	SEK	894,000	Credit Suisse International	9/10/15	(92)
USD	261,293	SEK	2,200,000	Credit Suisse International	9/10/15	(4,500)
USD	319,999	SEK	2,650,000	Credit Suisse International	9/10/15	(161)
USD	320,106	SEK	2,650,000	Credit Suisse International	9/10/15	(54)
USD	343,344	SEK	2,900,000	Credit Suisse International	9/10/15	(7,020)
USD	24,263	SEK	200,000	Goldman Sachs International	9/10/15	100
USD	36,430	SEK	300,000	Goldman Sachs International	9/10/15	185
USD	85,003	SEK	700,000	Goldman Sachs International	9/10/15	432
USD	254,762	SEK	2,100,000	Goldman Sachs International	9/10/15	1,050
USD	61,420	SEK	500,000	HSBC Bank PLC	9/10/15	1,013
USD	24,094	SEK	200,000	JPMorgan Chase Bank N.A.	9/10/15	(69)
USD	97,605	SEK	800,000	JPMorgan Chase Bank N.A.	9/10/15	953
USD	135,494	SEK	1,100,000	JPMorgan Chase Bank N.A.	9/10/15	2,597

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	41

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	171,225	SEK	1,400,000	JPMorgan Chase Bank N.A.	9/10/15	$ 2,084
USD	19,158	SEK	160,717	Morgan Stanley & Co. International PLC	9/10/15	(260)
USD	1,843,635	SEK	15,687,125	UBS AG	9/10/15	(51,609)
USD	14,920	SGD	20,000	BNP Paribas S.A.	9/10/15	86
USD	67,139	SGD	90,000	BNP Paribas S.A.	9/10/15	387
USD	51,278	SGD	70,000	Citibank N.A.	9/10/15	(640)
USD	26,315	SGD	35,556	Deutsche Bank AG	9/10/15	(57)
USD	80,782	SGD	109,103	Deutsche Bank AG	9/10/15	(138)
USD	52,263	SGD	70,000	Goldman Sachs International	9/10/15	345
USD	118,982	SGD	160,000	Goldman Sachs International	9/10/15	312
USD	125,169	SGD	170,000	Goldman Sachs International	9/10/15	(918)
USD	129,493	SGD	175,000	Goldman Sachs International	9/10/15	(302)
USD	163,601	SGD	220,000	Goldman Sachs International	9/10/15	429
USD	252,353	SGD	340,000	Goldman Sachs International	9/10/15	179
USD	14,841	SGD	20,000	HSBC Bank PLC	9/10/15	7
USD	51,840	SGD	70,000	HSBC Bank PLC	9/10/15	(78)
USD	51,940	SGD	70,000	HSBC Bank PLC	9/10/15	22
USD	114,772	SGD	155,000	HSBC Bank PLC	9/10/15	(189)
USD	140,153	SGD	190,000	HSBC Bank PLC	9/10/15	(768)
USD	25,486	SGD	34,444	JPMorgan Chase Bank N.A.	9/10/15	(61)
USD	52,563	SGD	70,000	JPMorgan Chase Bank N.A.	9/10/15	645
USD	88,663	SGD	120,000	Morgan Stanley & Co. International PLC	9/10/15	(340)
USD	162,549	SGD	220,000	Morgan Stanley & Co. International PLC	9/10/15	(623)
USD	664	SGD	897	UBS AG	9/10/15	(1)
USD	161,336	SGD	220,000	UBS AG	9/10/15	(1,836)
USD	44,250	THB	1,500,000	Barclays Bank PLC	9/10/15	(52)
USD	97,832	THB	3,314,927	Barclays Bank PLC	9/10/15	(74)
USD	240,380	THB	8,140,000	Citibank N.A.	9/10/15	(32)
USD	8,274	THB	280,262	Deutsche Bank AG	9/10/15	(3)
USD	17,623	THB	598,201	Deutsche Bank AG	9/10/15	(45)
USD	20,129	THB	683,488	Deutsche Bank AG	9/10/15	(58)
USD	36,714	THB	1,246,252	Deutsche Bank AG	9/10/15	(94)
USD	1,970	THB	66,866	Goldman Sachs International	9/10/15	(5)
USD	4,103	THB	139,304	Goldman Sachs International	9/10/15	(11)
USD	20,593	THB	700,000	Goldman Sachs International	9/10/15	(82)
USD	8,867	THB	300,000	Morgan Stanley & Co. International PLC	9/10/15	6
USD	32,624	THB	1,104,812	Morgan Stanley & Co. International PLC	9/10/15	(6)
USD	101,125	THB	3,428,659	Morgan Stanley & Co. International PLC	9/10/15	(139)
USD	924	THB	31,341	UBS AG	9/10/15	(2)
USD	3,434	THB	116,512	UBS AG	9/10/15	(7)
USD	15,754	THB	534,933	UBS AG	9/10/15	(45)
USD	32,821	THB	1,114,444	UBS AG	9/10/15	(93)
USD	2,189	TRY	6,084	Barclays Bank PLC	9/10/15	(34)
USD	43,283	TRY	120,000	Credit Suisse International	9/10/15	(563)
USD	48,201	TRY	133,916	Deutsche Bank AG	9/10/15	(730)
USD	111,504	TRY	307,211	Deutsche Bank AG	9/10/15	(746)
USD	98,300	TRY	270,000	Morgan Stanley & Co. International PLC	9/10/15	(354)
USD	4,639	TRY	12,789	UBS AG	9/10/15	(34)
USD	51,793	TWD	1,600,000	Barclays Bank PLC	9/10/15	(88)

42	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (continued)

As of June 30, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	71,244	TWD	2,200,000	Citibank N.A.	9/10/15	$ (93)
USD	94,147	TWD	2,900,000	Citibank N.A.	9/10/15	112
USD	214,543	TWD	6,600,000	Citibank N.A.	9/10/15	534
USD	39,018	TWD	1,200,000	HSBC Bank PLC	9/10/15	107
USD	71,336	TWD	2,200,000	HSBC Bank PLC	9/10/15	—
USD	94,294	TWD	2,900,000	HSBC Bank PLC	9/10/15	259
USD	703,951	TWD	21,650,000	HSBC Bank PLC	9/10/15	1,936
USD	1,096,407	TWD	33,720,000	HSBC Bank PLC	9/10/15	3,015
USD	45,322	TWD	1,400,000	JPMorgan Chase Bank N.A.	9/10/15	(74)
USD	61,509	TWD	1,900,000	JPMorgan Chase Bank N.A.	9/10/15	(100)
USD	16,242	TWD	500,000	Morgan Stanley & Co. International PLC	9/10/15	29
USD	81,208	TWD	2,500,000	Morgan Stanley & Co. International PLC	9/10/15	144
USD	19,470	TWD	600,000	UBS AG	9/10/15	14
USD	32,449	TWD	1,000,000	UBS AG	9/10/15	24
USD	45,506	TWD	1,400,000	UBS AG	9/10/15	110
USD	133,268	TWD	4,100,000	UBS AG	9/10/15	323
USD	467,381	TWD	14,400,000	UBS AG	9/10/15	452
USD	91,163,447	EUR	80,000,000	Royal Bank of Scotland PLC	9/24/15	1,864,697
USD	68,814,200	JPY	8,475,000,000	Goldman Sachs International	9/24/15	(518,614)
Total						$ (936,355)

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.32%[1]	3-month LIBOR	Chicago Mercantile	9/30/15[2]	5/31/22	USD	3,640	$(31,384)
2.19%[1]	3-month LIBOR	Chicago Mercantile	9/30/15[2]	5/31/22	USD	1,080	(1,030)
0.98%[1]	6-month EURIBOR	Chicago Mercantile	9/10/15[2]	5/15/24	EUR	4,210	24,405
Total							$ (8,009)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	As of June 30, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
iTraxx Crossover Series 23 Version 1	5.00%	InterContinental Exchange	6/20/20	EUR	564	$15,138

•	As of June 30, 2015, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.HY Series 24 Version 2	5.00%	Chicago Mercantile	6/20/20	B+	USD	34,650	$(367,628)

[1]	Using S&P’s rating of the issuer of the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	43

Schedule of Investments (continued)

measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$5,174,421	—	$5,174,421
Common Stocks	$18,836,106	229,237,438	$5,376	248,078,920
Corporate Bonds	—	64,338,085	—	64,338,085
Foreign Agency Obligations	—	17,490,345	—	17,490,345
Foreign Government Obligations	—	79,678,121	—	79,678,121
Non-Agency Mortgage-Backed Securities	—	3,471,182	—	3,471,182
U.S. Government Sponsored Agency Securities	—	26,382,518	—	26,382,518
U.S. Treasury Obligations	—	17,324,653	—	17,324,653
Rights	6,999	—	—	6,999
Short-Term Securities	231,528,398	1,227,450	—	232,755,848

Total	$250,371,503	$444,324,213	$5,376	$694,701,092

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$15,138	—	$15,138
Foreign currency exchange contracts	$760,413	2,758,891	—	3,519,304
Interest rate contracts	341,491	24,405	—	365,896
Liabilities:
Credit contracts	—	(367,628)	—	(367,628)
Foreign currency exchange contracts	(150,044)	(3,695,246)	—	(3,845,290)
Interest rate contracts	(705,564)	(32,414)	—	(737,978)

Total	$246,296	$(1,296,854)	—	$(1,050,558)

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

44	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015

Schedule of Investments (concluded)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$6,176,100	—	—	$6,176,100
Cash pledged for centrally cleared swaps	2,143,820	—	—	2,143,820
Foreign currency at value	13,710,858	—	—	13,710,858
Liabilities:
Collateral on securities loaned at value	—	$(1,227,450)	—	(1,227,450)

Total	$22,030,778	$(1,227,450)	—	$20,803,328

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2015	45

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 21, 2015